UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038
                       ------------------------------

                           Clearwater Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Susanne S. Smith
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                               Timothy Silva, Esq.
                  Wilmer, Cutler, Pickering, Hale and Dorr, LLP
                             60 State Street
                           Boston, Massachusetts 02109
                 ----------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

                    Date of fiscal year end: December 31, 2007

                   Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-l under the Investment Company Act of 1940 (17 CFR 270.30e-l). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                           CLEARWATER INVESTMENT TRUST

                              Financial Statements

                                December 31, 2007

     (With Report of Independent Registered Public Accounting Firm Thereon)

                           Clearwater Investment Trust

                                  February 2008

To: Our Unit Holders:

On December 31, 2007, the net asset value of the Clearwater Growth Fund was $30.57 per unit. The net asset value of the Clearwater Small Cap Fund was $16.68 per unit. On a total return basis for 2007, the Clearwater Growth Fund increased by 5.4% versus the Russell 1000 increase of 5.8%, while the Clearwater Small Cap Fund increased by 3.1% versus the Russell 2000 decrease of -1.6%. For the fourth quarter, the Clearwater Growth Fund decreased by -3.3%, versus the Russell 1000 decrease of -3.2%, while the Clearwater Small Cap Fund decreased by -5.2% versus an decrease of -4.6% for the Russell 2000.

On December 31, 2007 the net asset value of the Clearwater Tax-Exempt Bond Fund was $9.64 per unit. On a total return basis for 2007 the fund increased 0.6% with a fourth quarter return of -0.6%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 5.1% for the year with a 1.9% increase in the fourth quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

After years of interest rates dominating the thoughts of investors, credit quality became the chief concern of the equity markets during the fourth quarter. The subprime-led devaluation of mortgage-backed debt significantly impacted the balance sheets of some of the largest financial institutions in the world, with much of this publicly disclosed in the last three months of the year. The ill effects spilled over into the broader stock market, with the S&P 500 Index down -3.3% for the quarter. Still, the S & P 500 finished the year with a 5.5% gain.

Utilities were the best performing sector in the fourth quarter, up 7.6%. Energy also performed well, up 4.6%, as crude oil prices continued to set record highs, now approaching $100/barrel. Financials were the worst performing sector, down -14.3%, as thrifts, mortgage finance and consumer finance stocks were routed as a result of the subprime-induced credit crisis. Consumer discretionary stocks also continued their decline from the third quarter, down -10%, as consumers deferred their purchases of big ticket items like cars, appliances and luxury goods. Small-cap stocks trailed large and mid-cap stocks for the third quarter in a row (S&P SmallCap 600 Index, -6.4%; S&P MidCap 400 Index, -2.7%), and finished the year in negative territory. Growth outperformed value (S&P 500/Citigroup Growth Index, -1.3%; S&P 500/Citigroup Value

Index, -5.4%), as investors moved away from the financial and cyclical stocks that dominate the Value Index.

There is much uncertainty for stocks in the coming year: a fragile economy, $100 oil, a housing market in decline, and the presidential elections all weighing heavily on the minds of investors. An ambiguous Federal Reserve is adding to investor nervousness. After slowly reducing interest rates in the fourth quarter, the Federal Reserve is under pressure to reduce interest rates further to avoid recession, but they may be forced to maintain interest rates to contain inflation. Among this uncertainty, our broadly diversified, sector-neutral Tax Managed Core portfolios should provide a great opportunity to capture the next market leaders, while doing so in a tax efficient manner.

  Comparison of the Change in Value of a $10,000 Investment in the Clearwater
                     Growth Fund and the Russell 1000 Index

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

               -----------------------------------------------
               Total Return    One Year   Five Year   Ten Year
               -----------------------------------------------
               Growth Fund        5.4%      13.1%       6.4%
               -----------------------------------------------
               Russell 1000       5.8%      13.4%       6.2%
               -----------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Growth Fund   Russell 1000

12/31/1997                   $ 10,000      $ 10,000
12/31/1998                   $ 12,269      $ 12,702
12/31/1999                   $ 15,249      $ 15,359
12/31/2000                   $ 14,938      $ 14,162
12/31/2001                   $ 12,969      $ 12,399
12/31/2002                   $ 10,079      $  9,714
12/31/2003                   $ 13,053      $ 12,618
12/31/2004                   $ 14,560      $ 14,057
12/31/2005                   $ 15,416      $ 14,938
12/31/2006                   $ 17,692      $ 17,248
12/31/2007                   $ 18,641      $ 18,244

The Russell 1000 Index is a capitalization-weighted total return index composed of the largest 1,000 U.S. companies.

The Clearwater Small Cap Fund is advised by two subadvisors: Kennedy Capital Management and Keeley Capital Management. For the year ended December 31, 2007, the return for the Fund as a whole was 3.1 %. The weight of each subadvisor and their performance was:
                     ---------------------------------------
                                    One Year Return   Weight
                     ---------------------------------------
                     Kennedy              2.6%         79%
                     ---------------------------------------
                     Keeley              12.1%         21%
                     ---------------------------------------

Kennedy Capital Management, one of the sub-advisors to the Clearwater Small Cap Fund, made the following comments about the market and their portion of the portfolio:

Performance

Small Cap stocks underperformed the broader market in both the second half (H2) and full year, as the Russell 2000 Index posted a negative 7.53% return in the
(H2) and a slight loss (-1.57%) over the year.

Once again, we were able to maintain our outperformance this year, despite declining somewhat more than the benchmark in H2. Our portion of the Clearwater Small Cap Fund generated a net loss of 7.86% in H2 and positive returns of 2.62% for the year.

Performance Attribution

Overall, the impact of sector weightings in our portion of the Fund in the second half of 2007 added 39 basis points of performance while stock selection led to an 81 basis point drain on relative performance. Shortfalls in our Technology and Healthcare selections were offset by a strong positive performance in Materials & Processing.

Leading Russell 2000 Index sectors in H2 included Healthcare and Energy, returning 9.52% and 3.65%. Both sectors were capping year-long market-leading performance (+13.67% and +18.10%, respectively), while other sectors in 2007, such as Autos & Transport (-10.83%), Consumer Discretionary (-10.64%), and Financial Services (-16.71%) weighed heavily on the small cap market. Our underweight in Financial Services (6.95% less than the benchmark) and our overweight in Materials & Processing (+2.8%) were outgrowths of our bottom-up process that uncovered minimal investable ideas in the former and a plethora of opportunities in the latter.

As to individual stock selection, we were most off-base with Trident Microsystems Inc., which produces integrated circuits for LCD TVs and other digital applications. In late October, this 1.6% position reported in-line results but provided disappointing guidance. Increased competition in the higher end flat panel market was the main culprit. Consequently, although Trident's fundamentals appear reasonably solid and the company's cash cushion is strong, near-term earnings prospects are below expectations. In the current market, disappointments are punished severely.

On the plus side, a healthcare name and a government IT name contributed equally to our success in H2. Centene Corporation, a St. Louis-based company which manages Medicaid programs throughout the country, seized the opportunity to capitalize on state privatization trends. ICF International Inc., which won a contract to manage the State of Louisiana's Road Home project, drove significant revenue and earnings growth in 2007 through solid execution.

The Process

Our team of 15 analysts continually works to uncover strong management teams and companies with improving returns, above-average cash flow generation, and opportunities to advantageously deploy excess cash flow.

In tumultuous markets like these, the importance of deep fundamental due diligence comes to the fore. We have continued to intensify our research efforts, emphasizing company and third party contacts, as well as facilitating amongst our analysts, portfolio managers, and traders.

As economic uncertainty grows, we've found that the market focuses on the near-term while we diligently focus on companies creating long-term value, as it is our experience that generates portfolio outperformance. It does, however, drive us to sharpen our pencils when evaluating short-term earnings trends for our universe of qualified investment candidates.

Current Perspective and Portfolio Construction

As we've continued to emphasize, we maintain a "bottom-up" perspective on portfolio construction; however, we remain cognizant of the significant macroeconomic changes impacting the global economy.

The weakening US Dollar has led us to gradually shift weightings towards sectors and stocks with more of an export focus (e.g., Rockwood Holdings and Greif, Inc. within the Materials & Processing sector).

We've worked to uncover secular trends which are likely to overwhelm consumer and financial challenges (e.g., Kendle International Inc., an organization that directly benefits from continued outsourcing of research by big pharma).

As always, we look for opportunities created when the "baby is thrown out with the bathwater." An example of this would be Heidrick & Struggles International, Inc. ("HSII"), an executive recruiting firm that has been categorized with the rest of the staffing firms that are inevitably hurt by falling jobs growth. HSII's fortunes in our opinion, though, are driven by executive churn, which tends to rise in challenging times.

Outlook

Overall, our portfolio valuations remain attractive relative to the Russell 2000 Index, as measured by a number of metrics, including Price/Earnings, Price/Book, Price/Sales, and, importantly, Price/Cash Flow. Additionally, sales growth, earnings growth, and return on assets for our collection of companies have been greater than those of the benchmark. We continue our commitment to managing well-diversified portfolios on behalf of our clients, with approximately 90-115 positions, representing a broad array of growth and value. We feel that our fundamental research process positions us well to meet the challenges and capture opportunities for our clients in 2008.

Keeley Capital Management: the other sub-advisor to the Clearwater Small Cap Fund, made the following comments:

Market Overview

The year 2007 proved to be challenging; marked by uneven economic growth, volatile markets, and a credit crunch arising from weakness in housing. The U.S. economy experienced mixed results, enjoying two quarters of strong growth in the spring and summer before turning sluggish during the latter half of 2007. The Federal Reserve responded sharply to restore confidence and improve investor sentiment that was affected by the losses related to subprime mortgage securities. From September to December, the Fed lowered interest rates three times and continued to indicate their willingness to lower rates in the future if necessary.

Stock market performance, while extremely volatile, proved to be impressive given the headwinds of a poor housing market and sharply higher energy prices. A strong first half of the year was quickly followed by a tumultuous summer, as a rapid aversion to risk emerged in response to the subprime related credit squeeze. Since the market recovery that began in 2003, stocks experienced their first true correction of this cycle, defined as a decline of at least 10 percent, between mid-October and late November. For the year, larger companies outperformed smaller, and growth stocks outperformed value.

Portfolio Attributes

The strong relative performance of 12.1% for the portion we managed was primarily driven by stock selection in Consumer Staples (24.4% versus 4.01% for the benchmark), Energy (24.38% versus 16.32% for the benchmark), Industrials (37.35% versus 1.68% for the benchmark), and Utilities (15.95% versus -2.47% for the benchmark). From a sector weight perspective, our portion of the portfolio continues to be over-weight Industrials and Energy. Both of these over-weights have contributed positively to the relative out-performance achieved. Additionally, our portion of the portfolio continues to be under-weight Financials, which also contributed to the relative out-performance. It is important to note, that, as part of our investment philosophy, the portfolio will tend to be under-weight sectors with a short product life-cycle. Accordingly, our portion of the portfolio was under-weight Health Care, which negatively impacted the portfolio. In addition, our portion of the portfolio was under-weight Information Technology and Telecomm Services both of which helped the portfolio during the quarter.

Outlook

Our portion of the portfolio continues to under-weight Financials. It is our intention to consider the reentry of this space over the next 12 to 18 months. We continue to be very strongly in favor of Energy, Industrials, Materials and Utilities. Within this environment, we continue to look for ideas within our five investment themes that focus on companies undergoing corporate restructuring. We remain committed to our value driven strategy and our research staff is excited about a number of potential opportunities.

   Comparison of the Change in Value of a $10,000 Investment in the Clearwater
                    Small Cap Fund and the Russell 2000 Index

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

               -----------------------------------------------
               Total Return    One Year   Five Year   Ten Year
               -----------------------------------------------
               Small Cap Fund     3.1%      20.4%       12.9%
               -----------------------------------------------
               Russell 2000      -1.6%      16.3%        7.1%
               -----------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Small Cap Fund   Russell 2000

12/31/1997                   $ 10,000        $ 10,000
12/31/1998                   $  9,291        $  9,745
12/31/1999                   $ 11,828        $ 11,817
12/31/2000                   $ 13,092        $ 11,460
12/31/2001                   $ 14,835        $ 11,745
12/31/2002                   $ 13,312        $  9,339
12/31/2003                   $ 21,121        $ 13,752
12/31/2004                   $ 25,535        $ 16,273
12/31/2005                   $ 27,895        $ 17,014
12/31/2006                   $ 32,654        $ 20,135
  12/31/07                   $ 33,676        $ 19,824

The Russell 2000 Index is a capitalization - weighted total return index of the 2,000 smallest companies in the Russell 3000 Index.

SIT Investment Associates: the sub-advisor for the Clearwater Tax-Exempt Bond Fund, made the following comments:

2007 was a tale of two halves for the fixed income markets. The first half of the year was moderate, as the Federal Reserve stayed on the sideline, maintaining the federal funds rate at 5.25%. Returns for both taxable and tax-exempt indices were generally less than 1 percent. In July, however, fixed income markets began to experience a severe liquidity crunch, brought on by weakness in subprime mortgage-backed securities, which permeated every sector of the fixed income markets except for U.S. Treasuries. U.S. Treasuries rallied considerably in the second half of the year, as growth appeared to slow, investors sought higher quality and the Fed eased, reducing the federal funds rate to 4.25% at year-end. The U.S. Treasury and municipal yield curves steepened considerably during the second half of the year. Long-term Treasury yields finished the year about 35 basis points lower, while short-term yields fell about 175 basis points. Long-term municipal yields actually rose about 25 basis points during 2007, while short-term yields fell close to 100 basis points. Heavy issuance in the government and municipal markets continued, and while demand was not as strong as in 2006, it was able to absorb the supply. The Fed eased another 125 basis points in January, and yield curves steepened further. Many in the market now believe that the Fed is near the end of its easing cycle, although it certainly left room to ease further in future months. Slow growth in the domestic economy accompanied by a still troublesome federal budget deficit, with moderate and apparently contained inflation despite high oil prices support this expectation. However, any evidence of slower growth could be met with further short-term interest rate cuts. We expect the Fed to do some modest additional easing during the first half of 2008.

The trend of revenue bonds outperforming general obligation bonds halted abruptly during 2007, and higher quality issues outperformed those of lower credit quality, as investors favored quality and certainty in bond structures over yield. We expect revenue bonds to be strong performers in 2008, however, as the Fed's easing should help allay liquidity concerns in the market, and investor focus returns to yield. General obligation bond performance should weaken on a relative basis, however, as many cities, counties and states may experience revenue shortfalls with the slowing economy and weakness in the housing sector. Potential problems funding retirement pension and healthcare obligations still persist. The Fund's performance, with its heavy emphasis on revenue bonds, was weak on an absolute basis due to the sectors and structures in which it was invested, despite its neutral duration, primarily due to its use of non-rated revenue bonds, whose spreads widened considerably with the flight to quality in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates, but often underperform in an environment of rapidly falling rates, which is what the market and the Fund experienced in the second half of 2007.

The economy has now produced twenty-five consecutive quarters of solid growth, although the fourth quarter of 2007 was quite weak. We expect growth to rebound in the second half of 2008, as Fed easing and the federal government's proposed stimulus plan take effect. With the Fed poised to ease further and the subprime mortgage mess still unwinding, interest rates are likely to be volatile over the first half of the year. The Treasury yield curve should remain relatively steep, with the municipal curve somewhat steeper. Given our expectation that the Fed is close to done with its easing, we lengthened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 3.9 to 4.6 years during the year, accompanied by a meaningful increase in yield. For comparison, the Fund's benchmark, the Lehman 5-Year Municipal Bond Index, had duration of 4.1 years at December 31, 2007. The Fund's slightly longer duration and its use of non-rated bonds have positioned it opportunistically for the uncertain interest rate environment that we expect in 2008. We expect to lengthen duration a bit further during the first half of 2008. The Fund's strong yield (its 12-month distribution rate improved to 4.70% at December 31) should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 5-25 year range.

   Comparison of the Change in Value of a $10,000 Investment in the Clearwater
     Tax-Exempt Bond Fund and the Lehman Brothers 5-Year Muncipal Bond Index

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

               -------------------------------------------------------
                                                             Inception
               Total Return           One Year   Five Year   1/14/2000
               -------------------------------------------------------
               Tax-Exempt Bond Fund      0.6%       3.7%         5.2%
               -------------------------------------------------------
               Lehman 5 Yr Muni          5.1%       3.2%         4.9%
               -------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                              Lehman 5-Year
                               Tax-Exempt    Municipal Bond
                               Bond Fund         Index

 1/14/2000                      $ 10,000        $ 10,000
12/31/2000                      $ 10,890        $ 10,772
12/31/2001                      $ 11,549        $ 11,441
12/31/2002                      $ 12,370        $ 12,502
12/31/2003                      $ 12,882        $ 13,017
12/31/2004                      $ 13,406        $ 13,372
12/31/2005                      $ 14,017        $ 13,499
 2/31/2006                      $ 14,765        $ 13,949
  12/31/07                      $ 14,858        $ 14,665

The Lehman Brothers 5-Year Municipal Bond Index consists of issues with a maturity of 4-6 years, a minimum credit rating of at least Baa, have been issued as part of a deal of over $50 million, and have been issued within the last five years.

Clearwater Investment Trust                     Clearwater Management Company
------------------------------------------      -------------------------------------
G. H. Weyerhaeuser, Jr., President and CEO      P. W. Pascoe, Chairman and Treasurer
L. R. Jones                                     W.T. Weyerhaeuser, V.P. and Secretary
C. W. Rasmussen                                 S. B. Carr, Jr.
L. Rasmussen                                    W. J. Driscoll
F. T. Weyerhaeuser                              E. D. Hlavka
                                                C. W. Morley
                                                F. W. Piasecki
                                                D. C. Titcomb

                         EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Independent Trustees

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                              Principal             Portfolios in the
                                            Term of Office    Occupation(s)         Fund Complex         Other
Name, Address, and      Positions Held      and Length of     During the Last 5     Overseen by the      Directorships Held
Age                     with the Funds      Time Served       Years                 Trustee              by the Trustee
---------------------------------------------------------------------------------------------------------------------------
Lucy R. Jones           Trustee             Tenure: 7 yrs      Private Investor              3           None
(66)                                        Term:
                                            Indefinite
30 East 7th Street,
Saint. Paul,
Minnesota 55101
---------------------------------------------------------------------------------------------------------------------------
Charles W.              Trustee             Tenure: 7 yrs      President and                 3           None
Rasmussen (40)(1)                           Term:              Chief Executive
                                            Indefinite         Officer, P&G
30 East 7th Street,                                            Manufacturing,
Saint. Paul,                                                   Inc. (air
Minnesota 55101                                                filtration
                                                               equipment,
                                                               2002-Present);
---------------------------------------------------------------------------------------------------------------------------
Laura E.                Trustee             Tenure: 7 yrs      Private Investor              3           None
Rasmussen (44)(1)                           Term:
                                            Indefinite
30 East 7th Street,
Saint. Paul,
Minnesota 55101
---------------------------------------------------------------------------------------------------------------------------

(1) Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are nieces or nephews of Mr. F. T. Weyerhaeuser (see below).

                         EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Officers and Interested Trustee

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                              Principal             Portfolios in the
                                            Term of Office    Occupation(s)         Fund Complex         Other
Name, Address, and      Positions Held      and Length of     During the Last 5     Overseen by the      Directorships Held
Age                     with the Funds      Time Served       Years                 Trustee              by the Trustee
---------------------------------------------------------------------------------------------------------------------------
George H.               Trustee,            As Trustee;        Senior Vice                   3           None
Weyerhaeuser, Jr.       Chairman, Chief     Tenure: 2 yr       President,
(54)                    Executive Officer   Term: Indefinite   Technology,
                        and Treasurer                          Weyerhaeuser
                                                               Company (1998 -
                                                               2006)

30 East 7th Street,                         As Officer;        Director,
Saint. Paul,                                Tenure: 2 yr       Clearwater
Minnesota 55101                             Term Expires:      Management Company
                                            December, 2008     (1987-2006)
---------------------------------------------------------------------------------------------------------------------------
Frederick T.            Trustee, Vice       As Trustee;        Private Investor              3           Potlatch
Weyerhaeuser (76)(1)    President and       Tenure: 20 yrs                                               Corporation
                        Secretary           Term: Indefinite                                             (1960-2003)

30 East 7th Street,                         As Officer;
Saint. Paul,                                Tenure: 20 yrs
Minnesota 55101                             Term Expires:
                                            December, 2008
---------------------------------------------------------------------------------------------------------------------------

(1) Mr.F.T. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the Funds' adviser.

Shareholder Expense Example

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

                                           -------------------------------------------------------
                                                                                   Expenses Paid
                                                               Ending Account   During the Period*
                                           Beginning Account        Value        July 1, 2007 thru
Actual                                           Value          December 31,        December 31,
                                              July 1, 2007          2007               2007
                                           -------------------------------------------------------
Growth Fund                                    $1,000.00          $  983.20            $1.40
--------------------------------------------------------------------------------------------------
Small Cap Fund                                 $1,000.00          $  929.60            $4.72
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                           $1,000.00          $  995.50            $1.86
--------------------------------------------------------------------------------------------------

Hypothetical (5% return before expenses)
--------------------------------------------------------------------------------------------------
Growth Fund                                    $1,000.00          $1,025.21            $1.43
--------------------------------------------------------------------------------------------------
Small Cap Fund                                 $1,000.00          $1,025.21            $4.95
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                           $1,000.00          $1,025.21            $1.89
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

           Growth Fund                        0.28%
           Small Cap Fund                     0.97%
           Tax-Exempt Bond Fund               0.37%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies On Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Board Approval of the Investment Advisory Agreement and Subadvisory Contracts

Clearwater Management Company

Clearwater Management Company (CMC) is responsible for managing the investment programs and strategies for the Growth Fund, Small Cap Fund and Tax-Exempt Bond Fund. The Trustees agreed to retain CMC under the terms of the investment advisory agreement dated March 1, 1998. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees discussed the materials presented throughout the year and those presented during the meeting in connection with the annual advisory agreement renewal with Clearwater Management Co. Inc. (CMC). The board based its decision on the information contained in the materials presented. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the nature and quality of the services provided by CMC since 1987. The Trustees considered the quality of the due diligence work that CMC performs on the sub-advisers and noted the good reputation that the CMC board has with the shareholder base. They also noted their approval of the various ideas for enhancements and adjustments to the funds made by CMC. The Trustees considered reports presented to them which demonstrate CMC's compliance with both its and the fund's compliance policies and procedures and Codes of Ethics. Based on their analysis of the data presented, the Trustees concluded that they were pleased with the nature and quality of the service provided.

Investment Performance

The Trustees considered the work performed by CMC in monitoring the investment performance of the various sub-advisers. They noted their approval of the investment performance of the funds compared to other funds with similar objectives. The Trustees concluded that they were pleased with the services that CMC provided regarding the investment performance of the funds.

Cost of Services

The Trustees reviewed the fees paid to CMC. They noted their appreciation that CMC has negotiated the best deal possible with the sub-advisers regarding their fees. They were also pleased with CMC's willingness to limit their profitability through voluntary fee reductions, including the most recent waiver effective April 1, 2007. It was also noted that CMC charges a fixed fee which results in fewer cost fluctuations and willingly pays certain expenses that are normally borne by the shareholders, namely the Fidelity transaction fee. The Trustees concluded that they were pleased with the cost of services paid to CMC, noting that the fee is very reasonable for the services provided.

Parametric Portfolio Associates

Parametric Portfolio Associates (Parametric) is responsible for managing the investment program and strategies for the Growth Fund. The Trustees agreed to retain Parametric under the terms of the subadvisory contract dated September 20, 2001. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Parametric's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth and experience of the Parametric organization. Parametric was founded in 1987 and currently has assets under management of $24.4 billion and employs a team of twenty-two investment professionals. They specialize in index-based and structured equity strategies and are considered the industry leader in tax-efficient portfolio management. Parametric uses a quantitative, technology driven process that can be highly automated. Parametric has been managing the Growth Fund since 1997 and has had four ownership changes during this timeframe. Brian Langstraat is the Chief Executive Officer and he has been with Parametric since 1990. Brook Beresh manages the portfolio. The investment objective of the Clearwater Growth Fund is to achieve long-term, broad, diversified exposure to the U.S. equity market in a tax-efficient and low cost manner. The portfolio targets the Russell 1000 index. The trustees also considered reports presented to them which demonstrate Parametric's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the returns have met expectations in recent years. They paid particular attention to the performance reports prepared for their consideration by the fund's transfer agent and shareholder service provider that demonstrated consistent performance relative to the benchmark and noted that the tax efficiency targets have been met or exceeded. It was noted that the tracking error has been significantly below the stated benchmark of 1.5% and is currently at 0.4%.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also covers significant administrative services not required of Parametric. Parametric charges a fee based on assets under management on a sliding scale ranging from 45 basis points on the first $1 million under management to 10 basis points on assets in excess of $75 million. It was noted that trading costs are exceptionally low as is typical for a tax-managed account. The management expense as a percentage of average assets under management in 2007, the time period examined by the trustees, was 15 basis points or 0.15%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Parametric's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied on reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services tailored specifically to the fund's circumstances. Additionally, the trustees relied, in making their decision, on Parametric's representation that the fee charged is less than a new client would pay. The trustees also noted that the fee charged by Parametric when combined with all other fund expenses resulted in an overall expense ratio to the fund of .28% of average net assets versus the industry average for large cap domestic funds of 0.99% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Parametric resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Parametric is an independent firm and the advisory fee charged is the result of arm's length bargaining between Parametric and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Parametric realizing economies of scale. Due to the quantitative, technology-driven service that can be highly automated, it was determined that there is no natural limit to the assets that they could manage under this approach. Also, since the current fee charged by Parametric (.15%) is lower than their general fee schedule (.20%), there are no benefits to be seen regarding reducing fees. Based on the above, the trustees determined that further economies of scale resulting from the relationship with Parametric were not a consideration in that the fee is already low.

Kennedy Capital Management

Kennedy Capital Management (Kennedy) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Kennedy under the terms of the subadvisory contract dated April 16, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Kennedy's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Kennedy Capital organization. Kennedy has been managing investment portfolios since 1980 with total assets under management of $4.4 billion and employs a team of twenty-six investment professionals, including 15 analysts. They provide active small cap domestic security selection with 95% institutional and 5% high net worth clients. Kennedy has had a number of management changes over the years and is currently headed by Randy Kirkland, President and CEO. Dick Sinise and Donald Cobin are the co-portfolio managers of the small cap portion of the portfolio and Tim Hasara is the portfolio manager for the micro cap portion. Dick Sinise co-founded Kennedy in 1981 and has been one of the co-portfolio managers on the fund for most of the time since 1974. Donald Cobin, CFA, has 14 years of investment experience and has served previously as a portfolio manager, director of research, and analyst. Tim Hasara has 13 years of experience as an investment analyst and portfolio manager at Kennedy. Kennedy Capital is research-intensive and narrowly focused on small cap equities. Their process has evolved since they were originally hired to manage the fund in 1994 into a very sophisticated set of fundamental criteria that captures the contrarian philosophy of the firm's founders. This has resulted in investment returns well above both the fund's peers and its comparable indices. The trustees also considered reports presented to them which demonstrate Kennedy's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the returns have exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider that demonstrated solid relative performance against both the small-cap and micro-cap universes. Kennedy has continued to achieve investment performance that ranks in the top quartile of similar managers. Trading continues to be a strength for Kennedy. Abel-Noser reports place their execution near the top of their peer group. Tax efficiency is not a high priority for Kennedy, but the portfolio manager does review the portfolio for tax-loss harvesting opportunities and strives to hold securities long enough to achieve long-term gain status. Due to their exceptional pre-tax returns, the minimal attention to tax efficiency has not been a large drawback. The trustees concluded that they were satisfied with Kennedy Capital's investment management performance.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Kennedy. Kennedy charges a fee based on assets under management on a sliding scale ranging from 85 basis points on the first $50 million under management to 80 basis points on assets in excess of $50 million. The management expense as a percentage of average assets under management in 2007, the time period examined by the trustees, was 81 basis points or 0.81%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Kennedy's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the trustees relied, in making their decision, on Kennedy's representation that no client with a similar account was being charged a lesser fee. The trustees also noted that the fee charged by Kennedy when combined with all other fund expenses resulted in an overall expense ratio to the fund of 0.97% of average net assets versus the industry average for small cap domestic funds of 1.22% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Kennedy resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Kennedy is an independent firm and the advisory fee charged is the result of arm's length bargaining between Kennedy and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Kennedy realizing economies of scale. They found that there was some room in the current fee schedule for Kennedy's fee, as a percentage of assets under management, to go down slightly as a growing asset base moves the overall percentage down from the current 81 basis points towards 80 basis points. The trustees determined that further economies of scale resulting from the relationship with Kennedy were not a major consideration given that the relationship is the result of arm's length bargaining, most of the economies of scale have already been realized and that the fee is already low--especially in light of the quality of service provided.

Keeley Asset Management

Keeley Asset Management (Keeley) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain

Keeley under the terms of the subadvisory contract dated August 1, 2006. The agreement will continue for two years and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Keeley's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Keeley Asset Management organization. Keeley has been managing investment portfolios since 1982 with total assets under management of $8.9 billion and employs a team of nine investment professionals. Keeley is headed by John L. Keeley, Jr., who is its President, sole equity owner, and the fund's portfolio manager. Their investment strategy is to invest in small to mid cap companies undergoing internal corporate restructuring. This strategy is viewed as a complement to the diversified small cap portfolio that is managed by Kennedy Capital Management. Keeley favors industries with long product life cycles, avoiding technology and healthcare. A typical portfolio will contain 60-70 holdings with each holding representing no more than 2% of the portfolio. Cash positions range between 3-10% and the average portfolio turnover is approximately 33%. Keeley regularly re-balances the portfolio in order to reduce the holdings of appreciated stocks and to free cash for investment in underweighted securities. The trustees also considered reports presented to them which demonstrate Keeley's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the subadviser's performance in the short period since inception. They compared the fund's performance to relevant benchmarks and peer groups. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider. The trustees concluded that they were satisfied with Keeley's investment management performance to date but will continue to monitor closely due to the short-term history with Clearwater.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Keeley. Keeley charges a fee based on assets under management on a sliding scale ranging from 100 basis points on the first $2 million under management to 70 basis points on assets in excess of $10 million. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Keeley's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided.

Management Profitability

The trustees did not consider the profitability of Keeley resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Keeley is an independent firm and the advisory fee charged is the result of arm's length bargaining between Keeley and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Keeley realizing economies of scale. They found that there was some room in the current fee schedule for Keeley's fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage.

Sit Fixed Income Advisers II

Sit Fixed Income Advisers II (Sit) is responsible for managing the investment program and strategies for the Tax-Exempt Bond Fund. The Trustees agreed to retain Sit under the terms of the subadvisory contract dated December 15, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Sit's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Sit organization. Sit and its affiliates have been managing investment portfolios since 1981 with total assets under management of $7.0 billion and $5.0 billion in fixed income. Sit is a stable, well-capitalized organization and has had no ownership changes. Mr. Michael C. Brilley, President and Senior Fixed Income Officer and manager of the fund, has been in the investment management business for over 38 years and has been with Sit since 1984. Mr. Paul J. Jungquist, Vice President and Senior Fixed Income Portfolio Manager and Fixed Income Credit Analyst and co-manager of the fund has been with Sit since 1994. He specializes in non-rated securities. The portfolio managers adhere to a research-intensive and disciplined investment process which, as discussed below, has resulted in sound investment returns at a level of volatility well below that of both the fund's peers and its comparison indices. The trustees also considered reports presented to them which demonstrate Sit's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the combined risk-adjusted returns have consistently met or exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider that demonstrated solid relative and absolute performance.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar tax-exempt bond funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Sit. Sit charges a fee based on assets under management on a sliding scale ranging from 40 basis points on the first $20 million under management to 20 basis points on assets in excess of $75 million. The management expense as a percentage of average assets under management in 2007, the time period examined by the trustees, was 23 basis points or 0.23%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Sit's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon published reports from Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the trustees relied, in making their decision, on Sit's representation that no client with a similar account was being charged a lesser fee. The trustees also noted that the fee charged by Sit when combined with all other fund expenses resulted in an overall expense ratio to the fund of 0.37% of average net assets versus the industry average for tax exempt bond mutual funds of 0.64% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Sit resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Sit is an independent firm and the advisory fee charged is the result of arm's length bargaining between Sit and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Sit realizing economies of scale. They found that there was some room in the current fee schedule for Sit's fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage down from the current 23 basis points towards 20 basis points. The trustees determined that further economies of scale resulting from the relationship with Sit were not a major consideration given that the relationship is the result of arm's length bargaining, most of the economies of scale have already been realized and that the fee is already low--especially in light of the quality of service provided.

             Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

February 27, 2008

                           CLEARWATER INVESTMENT TRUST

                      Statements of Assets and Liabilities

                                December 31, 2007

                                                         Growth       Small Cap    Tax-Exempt
                                                          Fund          Fund        Bond Fund
                                                     -------------   -----------   -----------
                  Assets

Investments in securities, at fair value
   (identified cost: $195,016,962 Growth Fund;
   $251,886,553 Small Cap Fund; $351,982,642
   Tax-Exempt Bond Fund)                             $ 331,702,743   262,025,076   340,023,399
Receivable for securities sold                           1,339,637     4,652,134            --
Accrued dividend and interest receivable, less
   the allowance for uncollectible interest
   of $198,100 (Tax-Exempt Bond Fund)                      468,354       319,861     4,722,964
                                                     -------------   -----------   -----------
            Total assets                               333,510,734   266,997,071   344,746,363
                                                     -------------   -----------   -----------
                  Liabilities

Payables for investment securities purchased                    --     3,239,210     6,476,808
Payables for fund shares redeemed                        2,282,711    16,104,847       564,192
Accrued investment advisory fee                            236,855       666,013       310,344
                                                     -------------   -----------   -----------
            Total liabilities                            2,519,566    20,010,070     7,351,344
                                                     -------------   -----------   -----------
            Net assets                               $ 330,991,168   246,987,001   337,395,019
                                                     =============   ===========   ===========
                  Capital

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no
   par value for each Fund: outstanding
   10,826,716; 14,809,939; and 34,984,566
   shares, respectively)                             $ 200,517,356   236,917,887   350,880,629
Undistributed net investment income (loss)                  57,241            --        (4,179)
Accumulated net realized loss                           (6,269,210)      (69,409)   (1,522,188)
Unrealized appreciation (depreciation) of
   investments                                         136,685,781    10,138,523   (11,959,243)
                                                     -------------   -----------   -----------
            Net assets                               $ 330,991,168   246,987,001   337,395,019
                                                     =============   ===========   ===========
Net asset value per share of outstanding
   capital stock                                     $       30.57         16.68          9.64

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                            Statements of Operations

                          Year ended December 31, 2007

                                                             Growth        Small Cap       Tax-Exempt
                                                              Fund           Fund           Bond Fund
                                                          ------------   -------------   -------------
Investment income:
   Income:
      Dividends (net of foreign taxes withheld
         of $2,057, $455, and $0, respectively)           $  6,000,991       2,163,708        582,259
      Interest                                                  90,380         469,150     15,493,999
                                                          ------------   -------------   ------------
            Total income                                     6,091,371       2,632,858     16,076,258
                                                          ------------   -------------   ------------
   Expenses:
      Investment advisory fee                                1,455,591       3,655,672      1,881,961
      Voluntary fee reduction                                 (535,059)     (1,009,854)      (692,481)
                                                          ------------   -------------   ------------
            Total net expenses                                 920,532       2,645,818      1,189,480
                                                          ------------   -------------   ------------
            Net investment income (loss)                     5,170,839         (12,960)    14,886,778
                                                          ------------   -------------   ------------
Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on security transactions           136,985      34,784,802     (1,013,835)
   Unrealized appreciation (depreciation) during
      the period                                            10,512,841     (26,981,490)   (12,377,821)
                                                          ------------   -------------   ------------
            Net gain (loss) on investments                  10,649,826       7,803,312    (13,391,656)
                                                          ------------   -------------   ------------
            Net increase in net assets
               from operations                            $ 15,820,665       7,790,352      1,495,122
                                                          ============   =============   ============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets

                     Years ended December 31, 2007 and 2006

                                                   Growth Fund                  Small Cap Fund              Tax-Exempt Bond Fund
                                          ----------------------------  -----------------------------  ----------------------------
                                               2007            2006           2007            2006           2007           2006
                                          ----------------------------  -----------------------------  ----------------------------
Operations:
   Net investment income (loss)           $   5,170,839      3,974,349         (12,960)      (567,264)    14,886,778     12,229,199
   Net realized gain (loss) on
      investments                               136,985        128,596      34,784,802     31,989,191     (1,013,835)       488,196
   Unrealized appreciation
      (depreciation) during the period       10,512,841     32,244,344     (26,981,490)     7,228,498    (12,377,821)     1,130,276
                                          -------------  -------------  --------------  -------------  -------------  -------------
            Net increase in net assets
               from operations               15,820,665     36,347,289       7,790,352     38,650,425      1,495,122     13,847,671
                                          -------------  -------------  --------------  -------------  -------------  -------------
Distributions to shareholders from:
   Net investment income                     (5,154,945)    (3,964,912)             --             --    (14,920,314)   (12,199,842)
   Net realized gain on investments                  --             --     (35,634,818)   (30,987,135)            --             --
                                          -------------  -------------  --------------  -------------  -------------  -------------
            Total distributions to
               shareholders                  (5,154,945)    (3,964,912)    (35,634,818)   (30,987,135)   (14,920,314)   (12,199,842)
                                          -------------  -------------  --------------  -------------  -------------  -------------
Capital share transactions:
   Proceeds from shares sold                 31,313,700     34,417,700      15,529,100      8,934,890     66,006,758     60,572,020
   Reinvestment of distributions from
      net investment income and gain          5,154,945      7,180,987      35,634,818     62,677,722     14,920,313     12,199,842
   Payments for shares redeemed              (7,656,170)   (11,838,840)    (30,178,531)   (28,780,546)   (13,851,638)   (16,150,633)
                                          -------------  -------------  --------------  -------------  -------------  -------------
            Increase in net assets from
               capital shares
                  transactions               28,812,475     29,759,847      20,985,387     42,832,066     67,075,433     56,621,229
                                          -------------  -------------  --------------  -------------  -------------  -------------
            Total increase (decrease)
               in net assets                 39,478,195     62,142,224      (6,859,079)    50,495,356     53,650,241     58,269,058
Net assets:
   At the beginning of the year             291,512,973    229,370,749     253,846,080    203,350,724    283,744,778    225,475,720
                                          -------------  -------------  --------------  -------------  -------------  -------------
   At the end of the year                 $ 330,991,168    291,512,973     246,987,001    253,846,080    337,395,019    283,744,778
                                          =============  =============  ==============  =============  =============  =============
Undistributed net investment income
   (loss)                                 $      57,241         41,347              --             --         (4,179)        29,357

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

(1)   Organization

      Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the Funds). The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

      The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The Fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the Fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the Fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund's policy to minimize realization of taxable gains.

      The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

      The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Funds are as follows:

      (a)   Investments in Securities

            Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

            Security transactions are accounted for on the trade date which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

      (b)   Federal Taxes

            The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

            Management has analyzed the Funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for the 2005 and 2006 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

            Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                                             Long-term
                                  Tax-exempt                Ordinary income                 capital gain
                          ---------------------------   -------------------------   ----------------------------
                              2007           2006          2007          2006           2007           2006
                          ------------   ------------   -----------   -----------   ------------   -------------
Growth Fund               $         --             --     5,154,945     3,964,912             --              --
Small Cap Fund                      --             --     6,487,523     6,076,177     29,070,454      24,910,958
Tax-Exempt Bond Fund        14,887,748     12,135,102        32,566        64,740             --              --

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

                                      Return of Capital
                                     ------------------
                                       2007       2006
                                     --------   -------
      Growth Fund                    $     --      --
      Small Cap Fund                   76,840      --
      Tax-Exempt Bond Fund                 --      --

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                                                 Tax-Exempt
                                                Growth Fund    Small Cap Fund    Bond Fund
                                               -------------   --------------   ------------
      Undistributed ordinary income            $      57,241             --         491,700
      Undistributed capital gain                          --             --              --
      Accumulated capital losses                  (6,061,423)            --      (1,522,088)
      Unrealized appreciation (depreciation)     136,477,994     10,069,114     (11,959,243)
                                               -------------     ----------     -----------
        Total                                  $ 130,473,812     10,069,114     (12,989,631)
                                               =============     ==========     ===========

      On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                                 Tax-Exempt
                                                Growth Fund    Small Cap Fund    Bond Fund
                                               -------------   --------------   ------------
      Undistributed net income                     $ --          $   12,960        $ --
      Accumulated net realized gains                 --              63,880          --
      Additional paid-in capital                     --             (76,840)         --

(c)   Distributions to Shareholders

      Distributions to shareholders from net investment income, if any, are declared annually for the Growth and Small Cap Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

(d)   Use of Estimates

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(e)   Recent Accounting Pronouncements

      On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value,

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

            and requires additional disclosures about fair value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Funds' financial statements is being evaluated.

            In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for mutual funds in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Tax positions of the Funds have been evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 did not have a material impact on the Funds.

(3)   Investment Security Transactions

      Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the year ended December 31, 2007, were as follows:

                                                      Purchases        Sales
                                                    -------------   ------------
      Growth Fund                                   $  84,267,561    57,399,908
      Small Cap Fund                                  292,381,460   316,070,009
      Tax-Exempt Bond Fund                            155,906,848    84,843,280

(4)   Capital Share Transactions

      Transactions in shares of each fund for the years ended December 31, 2007 and 2006 were as follows:

                              Growth Fund              Small Cap Fund         Tax-Exempt Bond Fund
                        -----------------------   -----------------------   -----------------------
                            2007         2006        2007         2006         2007         2006
                        -----------   ---------   ----------   ----------   ----------   ----------
Sold                    $ 1,013,940   1,245,428      784,046      460,215    6,665,005    6,058,892
Issued for reinvested
  distributions             168,628     258,093    2,136,380    3,408,010    1,508,770    1,219,204
Redeemed                   (247,568)   (422,969)  (1,680,388)  (1,537,715)  (1,399,865)  (1,611,929)
                        -----------   ---------   ----------   ----------   ----------   ----------

   Increase             $   935,000   1,080,552    1,240,038    2,330,510    6,773,910    5,666,167
                        ===========   =========   ==========   ==========   ==========   ==========

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

(5)   Capital Loss Carry Over

      For federal income tax purposes, the Growth Fund and Tax-Exempt Bond Fund have capital loss carryovers of $6,061,423 and $1,522,088, respectively, at December 31, 2007, which, if not offset by subsequent capital gains, will expire as follows:

                                                                    Tax-Exempt
                                                      Growth Fund    Bond Fund
                                                      -----------   ----------
      Year of expiration:
         2010                                         $ 5,878,353           --
         2012                                                  --           --
         2013                                             183,070      508,252
         2014                                                  --
         2015                                                  --    1,013,836
                                                      -----------   ----------
           Total                                      $ 6,061,423    1,522,088
                                                      ===========   ==========

(6)   Expenses and Related-Party Transactions

      The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. On July 1, 2002 CMC voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 CMC made an additional voluntary fee reduction to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 CMC voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 CMC voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. Effective April 1, 2007 CMC voluntarily reduced the fees paid by the funds to 0.28%, 0.97%, and 0.37%, respectively. These voluntary fee reductions may be discontinued at any time.

      CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The subadvisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million. The subadvisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% of the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million. The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

(7)   Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

                                                        Year ended December 31
                                        -----------------------------------------------------
          Growth Fund                        2007       2006       2005       2004       2003
----------------------------------      ---------   --------   --------   --------   --------
Net asset value, beginning of year      $   29.47      26.03      24.93      22.66      17.70

Income from investment operations:
   Net investment income                     0.48       0.40       0.37       0.38       0.27
   Net realized and unrealized
     gain (loss)                             1.10       3.44       1.10       2.24       4.95
                                        ---------   --------   --------   --------   --------
       Total from investment
         operations                          1.58       3.84       1.47       2.62       5.22
                                        ---------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment
     income                                 (0.48)     (0.40)     (0.37)     (0.35)     (0.26)
   Distributions from net realized
     gains                                     --         --         --         --         --
                                        ---------   --------   --------   --------   --------
       Total distributions                  (0.48)     (0.40)     (0.37)     (0.35)     (0.26)
                                        ---------   --------   --------   --------   --------
Net asset value, end of year            $   30.57      29.47      26.03      24.93      22.66
                                        =========   ========   ========   ========   ========
Total return (a)                              5.4%      14.8%       5.9%      11.5%      29.5%

Net assets, end of year
   (000s omitted)                       $ 330,991    291,513    229,371    202,580    150,460

Ratio of expenses to average
   net assets (b)                            0.28%      0.31%      0.36%      0.37%      0.39%

Ratio of net investment income
   to average net assets (b)                 1.61%      1.56%      1.52%      1.62%      1.40%

Portfolio turnover rate (excluding
   short-term securities)                   17.99%      5.24%      5.80%      1.52%     13.64%

(a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the years ended December 31, 2007, 2006, 2005, 2004, and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2007,
      2006, 2005, 2004, and 2003, respectively, and the ratio of net investment income to average daily net assets would have been 1.44%, 1.42%, 1.43%, 1.54%, and 1.34%, respectively.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

                                                      Year ended December 31
                                        -----------------------------------------------------
          Small Cap Fund                   2007       2006       2005       2004       2003
----------------------------------      ---------   --------   --------   --------   --------
Net asset value, beginning of year      $   18.71      18.09      19.14      18.35      13.11

Income from investment operations:
   Net investment income (loss)                --      (0.04)     (0.04)     (0.09)     (0.02)
   Net realized and unrealized
     gains (losses)                          0.58       3.13       1.81       3.92       7.71
                                        ---------   --------   --------   --------   --------
       Total from investment
         operations                          0.58       3.09       1.77       3.83       7.69
                                        ---------   --------   --------   --------   --------
Less distributions:
   Distributions from net
     investment income                         --         --         --         --         --
   Distributions from net
     realized gains                         (2.61)     (2.47)     (2.82)     (3.04)     (2.45)
                                        ---------   --------   --------   --------   --------
       Total distributions                  (2.61)     (2.47)     (2.82)     (3.04)     (2.45)
                                        ---------   --------   --------   --------   --------
Net asset value, end of year            $   16.68      18.71      18.09      19.14      18.35
                                        =========   ========   ========   ========   ========
Total return (a)                              3.1%      17.1%       9.2%      20.9%      58.7%
Net assets, end of year
   (000s omitted)                       $ 246,987    253,846    203,351    213,273    138,089

Ratio of expenses to average
   net assets (b) (c)                        0.98%      1.03%      1.14%      1.24%      1.33%

Ratio of net investment income
   (loss) to average net assets (b)            --%     (0.23)%    (0.19)%    (0.45)%    (0.12)%

Portfolio turnover rate (excluding
   short-term securities)                  115.19%     69.57%     73.65%     83.25%    100.82%

(a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the years ended December 31, 2007, 2006, 2005, 2004, and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2007,
      2006, 2005, 2004, and 2003, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.37)%, (0.55)%, (0.40)%, (0.56)%, and (0.14)%, respectively.

(c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2007

                                                      Year ended December 31
             Tax-Exempt                 -----------------------------------------------------
             Bond Fund                    2007        2006       2005       2004       2003
------------------------------------    ---------   --------   --------   --------   --------
Net asset value, beginning of year      $   10.06      10.00      10.03      10.12      10.24

Income from investment operations:
   Net investment income                     0.46       0.43       0.48       0.50       0.53
   Net realized and unrealized gains        (0.42)      0.06      (0.03)     (0.10)     (0.12)
                                        ---------   --------   --------   --------   --------
       Total from investment
         operations                          0.04       0.49       0.45       0.40       0.41
                                        ---------   --------   --------   --------   --------
Less distributions:
   Distributions from net
     investment income                      (0.46)     (0.43)     (0.48)     (0.49)     (0.53)
   Distributions from net
     realized gains                            --         --         --         --         --
                                        ---------   --------   --------   --------   --------
       Total distributions                  (0.46)     (0.43)     (0.48)     (0.49)     (0.53)
                                        ---------   --------   --------   --------   --------
Net asset value, end of year            $    9.64      10.06      10.00      10.03      10.12
                                        =========   ========   ========   ========   ========
Total return (a)                             0.60%       5.3%       4.6%       4.1%       4.1%

Net assets, end of year
   (000s omitted)                       $ 337,395    283,745    225,476    188,677    134,481

Ratio of expenses to average
   net assets (b) (c)                        0.38%      0.42%      0.48%      0.51%      0.56%

Ratio of net investment income
   to average net assets (b)                 4.75%      4.66%      4.77%      4.84%      5.24%

Portfolio turnover rate (excluding
   short-term securities)                   27.58%     40.20%     41.39%     35.25%     39.84%

(a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the years ended December 31, 2007, 2006, 2005, 2004, and 2003, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2007,
      2006, 2005, 2004, and 2003, respectively, and the ratio of net investment income to average daily net assets would have been 4.53%, 4.48%, 4.65%, 4.75%, and 5.20%, respectively.

(c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
     Shares                                        Security                                   Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
Common stocks:

   Consumer discretionary:
         2,300            ABERCROMBIE + FITCH CO                                         $      50,218          183,931
         1,809            ACCO BRANDS CORP (b)                                                  16,591           29,016
         2,900            ADVANCE AUTO PARTS                                                   103,545          110,171
         6,950            AMAZON COM INC (b)                                                   247,060          643,848
        10,950            AMERICAN EAGLE OUTFITTERS INC                                        106,990          227,432
           900            AMERICAN GREETINGS CORP                                               13,869           18,270
         1,700            AUTOLIV                                                               69,331           89,607
         1,600            AUTONATION INC DEL (b)                                                28,776           25,056
         2,000            AUTOZONE INC (b)                                                     183,474          239,820
         1,800            BARE ESCENTUALS INC (b)                                               44,649           43,650
         5,475            BED BATH + BEYOND INC (b)                                            181,359          160,910
         1,250            BELO CORP                                                             18,688           21,800
         7,650            BEST BUY CO INC                                                      210,571          402,773
         1,400            BIG LOTS INC (b)                                                      15,477           22,386
         1,300            BLACK + DECKER CORPORATION                                            44,208           90,545
         3,800            BORG WARNER INC                                                      107,106          183,958
         1,950            BRINKER INTL INC                                                      41,847           38,142
         8,300            BROCADE COMMUNICATIONS SYS INC (b)                                    52,215           60,922
         2,025            CABLEVISION SYS CORP (b)                                                   0           49,613
         5,468            CARMAX INC (b)                                                        78,791          107,993
         7,200            CARNIVAL CORP                                                        351,235          320,328
           330            CAVCO INDS INC DEL (b)                                                   815           11,167
        18,889            CBS CORP CLASS B                                                     518,637          514,725
         6,600            CENTEX CORP                                                           66,427          166,716
         3,000            CHICOS FAS INC (b)                                                    28,000           27,090
         9,100            CIRCUIT CITY STORES INC                                               60,470           38,220
        13,075            CLEAR CHANNEL COMMUNICATIONS                                         471,611          451,349
         3,100            CLEAR CHANNEL OUTDOOR HLDGS IN (b)                                    84,181           85,746
         9,200            COACH INC (b)                                                        107,172          281,336
        56,967            COMCAST CORP NEW (b)                                               1,015,030        1,040,217
         1,300            COPART INC (b)                                                        32,032           55,315
         8,500            COSTCO WHSL CORP NEW                                                 284,869          592,960
         1,300            CROCS INC (b)                                                         53,255           47,853
         7,800            D R HORTON INC                                                       104,715          102,726
         2,800            DARDEN RESTAURANTS INC                                                65,099           77,588
        17,423            DIRECTV GROUP INC (b)                                                258,330          402,820
        37,160            DISNEY WALT CO                                                       792,034        1,199,525
         4,800            DOLBY LABORATORIES INC (b)                                           104,393          238,656
         1,600            DOLLAR TREE STORES INC (b)                                            39,797           41,472
         5,600            EASTMAN KODAK CO                                                     132,955          122,472
         5,700            ECHOSTAR COMMUNICATIONS CORP N (b)                                   211,833          215,004
         6,220            EXPEDIA INC DEL (b)                                                  124,528          196,676
         3,000            FOOT LOCKER INC                                                       40,394           40,980
        26,963            FORD MTR CO DEL                                                      209,912          181,461
         7,700            FORTUNE BRANDS INC                                                   266,191          557,172
         3,800            GAMESTOP CORP NEW (b)                                                 15,311          236,018
        14,300            GAP INC                                                              234,156          304,304
         1,600            GARMIN LTD                                                           164,024          155,200
         8,700            GENERAL MTRS CORP                                                    169,911          216,543
         9,200            GENTEX CORP                                                          131,306          163,484
         2,100            GETTY IMAGES INC (b)                                                  59,000           60,900
         4,200            GOODYEAR TIRE AND RUBBER (b)                                         114,093          118,524
         4,481            HANESBRANDS INC (b)                                                  121,016          121,749
        14,750            HARLEY DAVIDSON INC                                                   86,417          688,973
         1,950            HARMAN INTL INDS INC NEW                                             160,123          143,735
         4,400            HARRAHS ENTMT INC                                                    311,447          390,500
         7,050            HEARST ARGYLE TELEVISION INC                                         169,510          155,876
        42,525            HOME DEPOT INC                                                        27,735        1,145,624
         2,414            IDEARC INC                                                            57,539           42,390
         6,300            INTERNATIONAL GAME TECHNOLOGY                                        225,778          276,759
        14,050            JOHNSON CTLS INC                                                     283,752          506,362
         1,200            KB HOME                                                               31,938           25,920
        11,550            KOHLS CORP (b)                                                        92,211          528,990
           900            LAMAR ADVERTISING CO                                                  36,655           43,263
           100            LAS VEGAS SANDS CORP (b)                                              11,817           10,305

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
     Shares                                        Security                                   Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         1,300            LEAR CORP                                                             21,307           35,958
         7,100            LEGGETT + PLATT INC                                                  140,202          123,824
        21,637            LIBERTY MEDIA CORP NEW (b)                                           390,862          412,834
         2,631            LIBERTY MEDIA CORP NEW (b)                                           156,652          306,485
        10,290            LIMITED BRANDS INC                                                   118,493          194,790
           150            LIZ CLAIBORNE INC                                                      3,221            3,053
        31,800            LOWES COS INC                                                        627,729          719,316
         9,064            MACYS INC                                                            242,987          234,486
        21,400            MARRIOTT INTL INC NEW                                                 88,308          731,452
         8,700            MATTEL INC                                                           164,712          165,648
        24,300            MCDONALDS CORP                                                       589,537        1,431,513
         7,490            MCGRAW HILL COS INC                                                  289,865          328,137
         1,300            MGM MIRAGEINC (b)                                                    117,140          109,226
         2,900            MOHAWK INDS INC (b)                                                  216,361          215,760
         4,200            NEWELL RUBBERMAID INC                                                 97,738          108,696
        51,975            NEWS CORP                                                            855,107        1,064,968
         7,000            NIKE INC                                                             251,483          449,680
         5,500            NORDSTROM INC                                                         70,744          202,015
         4,500            OFFICE DEPOT INC (b)                                                  65,209           62,595
         5,400            OMNICOM GROUP                                                        188,492          256,662
         2,500            PENN NATL GAMING INC (b)                                              97,645          148,875
         5,500            PENNEY J C INC                                                       221,851          241,945
         1,300            PETSMART INC                                                          33,146           30,589
         1,500            POLO RALPH LAUREN CORP                                                31,320           92,685
         7,500            PULTE HOMES INC                                                       77,063           79,050
         3,000            REGAL ENTMT GROUP                                                     55,920           54,210
         2,300            ROSS STORES INC                                                       36,395           58,811
         2,600            RYLAND GROUP INC                                                      71,175           71,630
         3,100            SAKS INC (b)                                                          64,527           64,356
         1,000            SCHOLASTIC CORP (b)                                                   28,560           34,890
         2,300            SCRIPPS E W CO OH                                                     98,829          103,523
         1,379            SEARS HLDGS CORP (b)                                                  97,638          140,727
         1,300            SHERWIN WILLIAMS CO                                                   62,645           75,452
        37,100            SIRIUS SATELLITE RADIO INC (b)                                       126,697          112,413
         1,400            SNAP ON INC                                                           52,729           67,536
         1,500            STANLEY WORKS                                                         61,146           72,720
        14,850            STAPLES INC                                                          232,199          342,590
        13,750            STARBUCKS CORP (b)                                                   207,578          281,463
         5,010            STARWOOD HOTELS + RESORTS INC                                        224,617          220,590
        17,300            TARGET CORP                                                          611,064          865,000
         1,200            THOR INDS INC                                                         45,726           45,612
         3,000            TIFFANY + CO NEW                                                      86,618          138,090
        16,908            TIM HORTONS INC                                                      362,401          624,412
        90,800            TIME WARNER INC NEW (b)                                            1,270,055        1,499,108
         9,100            TJX COS INC NEW                                                      179,994          261,443
         5,500            TOLL BROS INC (b)                                                    124,557          110,330
           800            TRW AUTOMOTIVE HLDGS CORP (b)                                         18,216           16,720
           500            UNITED RENTALS INC (b)                                                 8,963            9,180
         3,227            URBAN OUTFITTERS INC (b)                                              61,562           87,968
         2,300            V F CORP                                                             135,032          157,918
        14,712            VIACOM INC NEW (b)                                                   604,599          646,151
         3,400            VIRGIN MEDIA INC                                                      60,178           58,276
         1,166            WABCO HLDGS INC                                                       40,995           58,405
        49,296            WAL MART STORES INC                                                2,278,202        2,343,039
           100            WASHINGTON POST CO                                                    74,901           79,143
         6,633            WENDYS INTL INC                                                      164,257          171,397
         3,600            WHIRLPOOL CORP                                                       155,800          293,868
         3,900            WILEY JOHN + SONS INC                                                153,413          167,076
           900            WILLIAMS SONOMA INC                                                   27,716           23,310
         5,989            WYNDHAM WORLDWIDE CORP                                                97,386          141,101
         7,200            XM SATELLITE RADIO HLDGS INC (b)                                     101,916           88,128
        10,016            YUM BRANDS INC                                                       105,346          383,312
         2,400            ZALE CORP NEW (b)                                                     39,515           38,544
                                                                                         -------------   --------------
                                                                                            22,928,646       32,853,516     9.93%
  Consumer staples:
        48,300            ALTRIA GROUP INC                                                   1,419,723        3,650,514
        18,842            ANHEUSER BUSCH COS INC                                               884,023          986,190
        15,100            ARCHER DANIELS MIDLAND CO                                            347,117          701,093

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
     Shares                                        Security                                   Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         9,362            AVON PRODS INC                                                       275,428          370,080
         1,700            BROWN FORMAN CORP                                                     63,044          125,987
         2,200            BUNGE LIMITED                                                        228,437          256,102
         6,200            CAMPBELL SOUP CO                                                     168,826          221,526
        50,200            COCA COLA CO                                                       1,856,203        3,080,774
         5,700            COCA COLA ENTERPRISES INC                                            120,731          148,371
        16,190            COLGATE PALMOLIVE CO                                                 904,102        1,262,172
         8,000            CONAGRA INC                                                          182,521          190,320
         5,200            CONSTELLATION BRANDS INC (b)                                         120,042          122,928
        35,222            CVS CAREMARK CORP                                                    672,197        1,400,075
         4,600            DEAN FOODS CO NEW                                                    124,691          118,956
         5,773            DEL MONTE FOODS CO                                                    57,723           54,613
         7,200            GENERAL MLS INC                                                      334,431          410,400
         2,200            HANSEN NAT CORP (b)                                                   97,471           97,438
         8,075            HEINZ H J CO                                                         303,404          376,941
         2,600            HERSHEY CO / THE                                                     122,014          102,440
         4,900            HORMEL FOODS CORP                                                    159,050          198,352
         5,800            KELLOGG CO                                                           268,705          304,094
         7,250            KIMBERLY CLARK CORP                                                  420,840          502,715
        36,538            KRAFT FOODS INC                                                      555,197        1,192,235
        18,800            KROGER CO                                                            367,066          502,148
         1,867            LAUDER ESTEE COS INC                                                  70,634           81,420
         4,100            LOEWS CAROLINA GROUP                                                 107,638          349,730
         2,800            MCCORMICK + CO INC                                                    97,399          106,148
         2,400            MOLSON COORS BREWING CO                                               78,697          123,888
         1,000            NBTY INC (b)                                                          21,300           27,400
         3,700            PEPSI BOTTLING GROUP INC                                             103,155          146,002
        36,026            PEPSICO INC                                                        1,534,320        2,734,373
        71,739            PROCTER AND GAMBLE CO                                              1,814,002        5,267,077
        15,400            RITE AID CORP (b)                                                     56,560           42,966
         8,419            SAFEWAY INC                                                          166,288          288,014
        12,350            SARA LEE CORP                                                        200,173          198,341
         1,000            SMITHFIELD FOODS INC (b)                                              26,940           28,920
           800            SMUCKER J M CO                                                        32,850           41,152
         7,755            SUPERVALU INC                                                        210,660          290,968
        12,700            SYSCO CORP                                                           281,430          396,367
         9,527            TYSON FOODS INC (DEL)                                                111,286          146,049
         2,900            UST INC                                                               80,807          158,920
        27,350            WALGREEN CO                                                          324,378        1,041,488
         2,800            WHOLE FOODS MKT INC                                                   82,975          114,240
         6,213            WRIGLEY WM JR CO                                                     215,561          363,771
                                                                                         ------------------------------
                                                                                            15,670,036       28,323,698     8.56%
   Energy:
         8,946            ANADARKO PETE CORP                                                   333,946          587,663
         9,134            APACHE CORP                                                          389,377          982,270
         6,900            BAKER HUGHES INC                                                     421,475          559,590
         4,000            BJ SVCS CO                                                           105,712           97,040
         8,488            BP PLC (d)                                                           208,608          621,067
         1,200            CHENIERE ENERGY INC (b)                                               35,104           39,168
        16,686            CHESAPEAKE ENERGY CORP                                               404,571          654,091
        45,595            CHEVRON CORP                                                       2,179,507        4,255,381
        34,643            CONOCOPHILLIPS                                                     1,152,050        3,058,977
         9,123            DEVON ENERGY CORPORATION NEW                                         413,163          811,126
         4,100            DRESSER RAND GROUP INC (b)                                           134,747          160,105
        13,900            EL PASO CORP                                                         103,337          239,636
         4,554            ENSCO INTL INC                                                       193,114          271,509
         8,500            EOG RESOURCES INC                                                     80,824          758,625
       124,333            EXXON MOBIL CORP                                                   5,554,678       11,648,759
         2,000            FMC TECHNOLOGIES INC (b)                                             109,510          113,400
         2,421            GRANT PRIDECO INC (b)                                                103,909          134,390
        20,158            HALLIBURTON CO                                                       464,616          764,190
         5,800            HELIX ENERGY SOLUTIONS GROUP (b)                                     237,945          240,700
         6,200            HELMERICH AND PAYNE INC                                               82,265          248,434
         4,600            HESS CORP                                                            309,858          463,956
        15,286            MARATHON OIL CORP                                                    492,372          930,306
         2,800            MURPHY OIL CORP                                                       60,761          237,552
         5,400            NABORS INDUSTRIES LTD (b)                                            164,133          147,906
        10,734            NATIONAL OILWELL VARCO INC (b)                                       254,016          788,520

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
     Shares                                        Security                                   Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         5,142           NEWFIELD EXPL CO (b)                                                  222,527          270,983
         6,000           NOBLE CORPORATION                                                     295,985          339,060
         5,800           NOBLE ENERGY INC                                                       74,136          461,216
        27,800           OCCIDENTAL PETE CORP                                                  260,807        2,140,322
         4,600           OCEANEERING INTL INC (b)                                              235,451          309,810
         7,700           PATTERSON UTI ENERGY INC (b)                                          157,042          150,304
         3,200           PIONEER NAT RES CO                                                     48,507          156,288
         5,600           PRIDE INTERNATIONAL INC (b)                                           188,739          189,840
         2,905           QUICKSILVER RES INC (b)                                               119,305          173,109
        26,700           SCHLUMBERGER LTD                                                    1,597,871        2,626,479
         2,200           SMITH INTL INC                                                         38,951          162,470
         9,500           SUNOCO INC                                                            107,114          688,180
         4,700           SUPERIOR ENERGY SVCS INC (b)                                          169,835          161,774
         1,700           TESORO CORP                                                            81,626           81,090
         2,300           TIDEWATER INC                                                         118,715          126,178
         7,177           TRANSOCEAN INC NEW (b)                                                398,212        1,027,388
        11,702           VALERO ENERGY CORP                                                    282,104          819,491
         3,800           WEATHERFORD INTERNATIONAL LTD (b)                                     253,690          260,680
        10,660           WILLIAMS COS INC                                                      156,697          381,415
         8,448           XTO ENERGY INC                                                        127,278          433,864
                                                                                         -------------   --------------
                                                                                            18,924,186       39,774,301    12.02%
   Financials:
         8,600           ACE LTD                                                               530,926          531,308
        13,050           AFLAC INC                                                             476,902          817,322
         9,000           ALLIED CAP CORP NEW                                                   196,349          193,500
         9,700           ALLSTATE CORP                                                         422,942          506,631
         8,000           AMB PPTY CORP                                                         259,171          460,480
         2,800           AMBAC FINL GROUP INC                                                   74,690           72,156
        20,133           AMERICAN EXPRESS CO                                                   769,846        1,047,319
        51,885           AMERICAN INTL GROUP INC                                             1,348,261        3,024,896
         2,700           AMERICREDIT CORP (b)                                                   31,865           34,533
         7,391           AMERIPRISE FINL INC                                                   288,205          407,318
        10,100           ANNALY CAPITAL MANAGEMENT INC                                         162,090          183,618
         4,800           AON CORP                                                               95,152          228,912
         2,231           APARTMENT INVT + MGMT CO                                               75,602           77,483
         4,100           ASSOCIATED BANC CORP                                                  116,092          111,069
         1,700           ASSURANT INC                                                          112,991          113,730
         9,900           ASTORIA FINL CORP                                                      87,763          230,373
         1,100           AVALONBAY CMNTYS INC                                                  105,375          103,554
         2,700           AXIS CAPITAL HOLDINGS LTD                                             105,908          105,219
       103,583           BANK AMER CORP                                                      3,585,442        4,273,835
        25,701           BANK NEW YORK MELLON CORP                                             819,444        1,253,181
        12,658           BB+T CORP                                                             372,058          388,221
         1,800           BEAR STEARNS COS INC                                                  131,397          158,850
         6,000           BERKLEY W R CORP                                                      187,143          178,860
         2,000           BLACKROCK INC                                                         383,898          433,600
         1,288           BOSTON PPTYS INC                                                      128,662          118,251
         3,080           BROADRIDGE FINL SOLUTIONS INC                                          52,817           69,084
         5,747           CAPITAL ONE FINL CORP                                                 227,455          271,603
         3,700           CB RICHARD ELLIS GROUP INC (b)                                         84,241           79,735
        10,500           CHUBB CORP                                                            463,686          573,090
         3,156           CINCINNATI FINL CORP                                                  121,219          124,788
         3,800           CIT GROUP INC NEW                                                      96,584           91,314
       107,959           CITIGROUP INC                                                       2,620,358        3,178,313
         1,000           CME GROUP INC                                                         418,248          686,000
         6,622           COLONIAL BANCGROUPINC                                                 137,950           89,662
         5,400           COMERICA INC                                                          276,711          235,062
         6,205           COMMERCE BANCORP INC N J                                              196,189          236,659
         6,198           COUNTRYWIDE FINL CORP                                                  40,468           55,410
         8,787           DISCOVER FINL SVCS                                                    133,525          132,508
         2,500           DUKE RLTY CORP                                                         66,038           65,200
        15,500           E TRADE FINL CORP (b)                                                  56,033           55,025
         5,016           EQUITY RESIDENTIAL                                                    159,472          182,934
         6,000           ERIE INDTY CO                                                         310,838          311,340
           800           EVEREST REINSURANCE GROUP LTD                                          82,500           80,320
        17,950           FEDERAL HOME LN MTG CORP                                               54,545          611,557
        16,654           FEDERAL NATL MTG ASSN                                                 883,033          665,827
         4,281           FIDELITY NATL FINL INC                                                 72,081           62,545

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
     Shares                                        Security                                   Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         4,742           FIDELITY NATL INFORMATION SVC                                         173,614          197,220
         7,800           FIFTH THIRD BANCORP                                                   240,184          196,014
         1,850           FIRST HORIZON NATL CORP                                                34,167           33,578
         1,200           FOREST CITY ENTERPRISES INC                                            54,504           53,328
           829           FORESTAR REAL ESTATE GROUP INC (b)                                     20,670           19,556
         8,645           FRANKLIN RES INC                                                      158,797          989,247
        16,500           GENERAL GROWTH PPTYS INC                                              186,316          679,470
         4,000           GENWORTH FINL INC                                                     115,535          101,800
         9,226           GOLDMAN SACHS GROUP INC                                             1,207,732        1,984,051
           829           GUARANTY FINL GROUP INC (b)                                            13,264           13,264
         6,700           HARTFORD FINANCIAL SVCS GRP                                           451,401          584,173
        14,500           HCP INC                                                               241,976          504,310
        13,067           HOST HOTELS + RESORTS INC                                             238,041          222,662
         6,400           HRPT PPTYS TR                                                          57,603           49,472
        10,500           HUDSON CITY BANCORP INC                                               166,268          157,710
         4,382           HUNTINGTON BANCSHARES INC                                              68,686           64,678
         1,900           INTERCONTINENTALEXCHANGE INC (b)                                      304,918          365,750
         2,800           INVESCO LTD (b)                                                        89,642           87,864
         3,600           ISTAR FINL INC                                                         63,519           93,780
         4,400           JANUS CAP GROUP INC                                                    64,273          144,540
        73,540           JPMORGAN CHASE + CO                                                 2,263,420        3,210,021
        16,200           KEYCORP NEW                                                           328,055          379,890
         3,301           KIMCO RLTY CORP                                                       100,995          120,156
           852           LEGG MASON INC                                                         77,086           62,324
        11,294           LEHMAN BROTHERS HLDGS INC                                             459,961          739,079
         1,600           LEUCADIA NATL CORP                                                     27,592           75,360
         6,948           LINCOLN NATL CORP IN                                                  251,421          404,513
         8,000           LOEWS CORP                                                            130,827          402,720
         1,060           M + T BK CORP                                                          90,056           86,464
         5,400           MACK CA RLTY CORP                                                     169,534          183,600
         9,382           MANULIFE FINL CORP                                                    133,604          382,317
        11,478           MARSH + MCLENNAN COS INC                                              302,955          303,823
         1,999           MARSHALL + ILSLEY CORP NEW                                             40,814           52,934
        21,690           MERRILL LYNCH + CO INC                                              1,067,569        1,164,319
         9,100           METLIFE INC                                                           391,461          560,742
         5,900           MGIC INVT CORP WIS                                                    141,777          132,337
         4,400           MOODYS CORP                                                           173,138          157,080
        21,860           MORGAN STANLEY                                                        912,241        1,160,985
         4,500           NASDAQ STK MKT INC (b)                                                139,568          222,705
        16,290           NATIONAL CITY CORP                                                    294,889          268,133
           600           NATIONWIDE FINL SVCS INC                                               19,446           27,006
         2,049           NEW YORK CMNTY BANCORP INC                                             36,877           36,021
         3,902           NORTHERN TRUST CORP                                                   192,646          298,815
         1,900           NYMEX HLDGS INC                                                       248,881          253,859
         5,700           NYSE EURONEXT                                                         430,399          500,289
        11,825           OLD REP INTL CORP                                                     232,156          182,223
         4,100           ONEBEACON INSURANCE GROUP LTD                                          90,672           88,150
        15,523           PEOPLES UTD FINL INC                                                  218,427          276,309
           255           PIPER JAFFRAY COS (b)                                                   7,794           11,812
         3,485           PLUM CREEK TIMBER CO INC                                               79,081          160,449
         3,800           PMI GROUP INC                                                          49,989           50,464
         7,225           PNC FINL SVCS GROUP INC                                               415,080          474,321
        20,300           POPULAR INC                                                           201,478          215,180
        16,700           PRICE T ROWE GROUP INC                                                110,516        1,016,696
         4,150           PRINCIPAL FINANCIAL GROUP                                             174,550          285,686
        18,348           PROGRESSIVE CORP OHIO (b)                                             320,780          351,548
         5,472           PROLOGIS                                                              247,765          346,815
         9,400           PRUDENTIAL FINL INC                                                   430,241          874,576
         2,991           PUBLIC STORAGE                                                        238,179          219,569
         3,525           RAYMOND JAMES FINANCIAL INC                                            94,116          115,127
         2,700           REALTY INCOME CORP                                                     68,166           72,954
        14,590           REGIONS FINL CORP NEW                                                 392,701          345,054
         2,000           SAFECO CORP                                                           105,587          111,360
        25,700           SCHWAB CHARLES CORP                                                   229,436          656,635
         5,126           SIMON PPTY GROUP INC NEW                                              352,978          445,244
         4,800           SLM CORP                                                              144,102           96,672
         8,410           SOVEREIGN BANCORP INC                                                  81,914           95,874
         1,700           ST JOE CO                                                              56,409           60,367

See accompanying notes to financial statements.                      (Continued)

                          CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                               December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
        11,735            STATE STREET CORPORATION                                             588,179          952,882
         4,534            SUNTRUST BKS INC                                                     291,972          283,330
         9,000            SYNOVUS FINL CORP                                                    227,973          216,720
        22,900            TCF FINANCIAL CORP                                                   198,197          410,597
         7,566            TD AMERITRADE HLDG CORP (b)                                          121,495          151,774
         9,800            THORNBURG MTG INC                                                     93,443           90,552
         2,600            TORCHMARK INC                                                        124,633          157,378
         1,100            TRANSATLANTIC HLDGS INC                                               71,062           79,937
        16,188            TRAVELERS COS INC                                                    607,690          870,914
         4,000            UNITRIN INC                                                          101,606          191,960
         8,900            UNUM GROUP                                                           167,076          211,731
        37,585            US BANCORP DEL                                                       920,971        1,192,948
         5,092            VALLEY NATL BANCORP                                                   95,576           97,054
         2,900            VENTAS INC                                                           129,094          131,225
         2,645            VORNADO RLTY TR                                                      218,703          232,628
        43,860            WACHOVIA CORP 2ND NEW                                              1,774,777        1,667,996
         3,200            WALTER INDS INC                                                       86,512          114,976
        18,088            WASHINGTON MUT INC                                                   288,437          246,178
        65,753            WELLS FARGO + CO NEW                                                 739,391        1,985,083
        26,044            WESTERN UN CO                                                         79,377          632,348
         7,225            XL CAPITAL LTD                                                        92,119          363,490
         3,800            ZIONS BANCORP                                                        189,075          177,422
                                                                                         -------------   --------------
                                                                                            41,347,948       57,652,359     17.42%
Healthcare:
        33,268            ABBOTT LABS                                                        1,274,159        1,867,998
        18,700            AETNA INC                                                            150,797        1,079,551
         7,286            ALLERGAN INC                                                         331,496          468,053
         4,000            AMERISOURCEBERGEN CORP                                               121,747          179,480
        25,150            AMGEN INC (b)                                                        102,792        1,167,966
         2,000            AMYLIN PHARMACEUTICALS INC (b)                                        64,093           74,000
         1,700            APPLERA CORP APPLIED BIOSYS                                           35,346           57,664
         1,300            BARD C R INC                                                          78,455          123,240
         4,800            BARR PHARMACEUTICALS INC (b)                                         241,320          254,880
        13,100            BAXTER INTL INC                                                      340,800          760,455
         6,500            BECTON DICKINSON + CO                                                417,630          543,270
        10,950            BIOGEN IDEC INC (b)                                                  149,970          623,274
        10,650            BOSTON SCIENTIFIC CORP (b)                                           148,408          123,860
        41,800            BRISTOL MYERS SQUIBB CO                                            1,052,153        1,108,536
         7,335            CARDINAL HEALTH INC                                                  403,937          423,596
         9,336            CELGENE CORP (b)                                                     254,961          431,417
         1,200            CEPHALON INC (b)                                                      78,269           86,112
         6,600            CIGNA CORP                                                           107,215          354,618
         1,400            COVANCE INC (b)                                                       82,457          121,268
         2,546            COVENTRY HEALTH CARE INC (b)                                         100,005          150,851
         7,325            COVIDIEN LTD                                                         212,213          324,424
         3,225            DAVITA INC (b)                                                       123,269          181,729
         5,400            EXPRESS SCRIPTS INC (b)                                              130,689          394,200
         7,650            FOREST LABS INC (b)                                                  294,683          278,843
         9,400            GENENTECH INC (b)                                                    505,049          630,458
         5,200            GENZYME CORP (b)                                                     283,372          387,088
        19,060            GILEAD SCIENCES INC (b)                                              384,552          876,951
         3,152            GLAXOSMITHKLINE PLC (d)                                               76,079          158,829
        10,600            HEALTH MGMT ASSOC                                                     68,741           63,388
         2,450            HEALTH NET INC (b)                                                    64,669          118,335
         1,300            HILLENBRAND INDS INC                                                  71,162           72,449
         6,000            HLTH CORP (b)                                                         58,236           80,400
         6,817            HOLOGIC INC (b)                                                      325,224          467,919
         2,005            HOSPIRA INC (b)                                                       50,661           85,493
         3,900            HUMANA INC (b)                                                        39,107          293,709
         1,300            IMCLONE SYS INC (b)                                                   38,989           55,900
         4,400            IMS HEALTH INC                                                       108,416          101,376
           700            INTUITIVE SURGICAL INC (b)                                           171,284          227,150
         2,500            INVITROGEN CORP (b)                                                  164,832          233,525
        61,779            JOHNSON + JOHNSON                                                  2,095,755        4,120,659
         1,931            KINETIC CONCEPTS INC (b)                                              71,019          103,424
         9,700            KING PHARMACEUTICALS INC (b)                                         103,405           99,328
         3,400            LABORATORY CORP AMER HLDGS (b)                                        99,252          256,802

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
        21,794            LILLY ELI + CO                                                       954,591        1,163,582
         1,950            LINCARE HLDGS INC (b)                                                 58,492           68,562
         6,300            MCKESSON CORP                                                        258,943          412,713
         5,378            MEDCO HEALTH SOLUTIONS INC (b)                                       182,933          545,329
        27,050            MEDTRONIC INC                                                        100,935        1,359,804
        48,986            MERCK + CO INC                                                     1,785,846        2,846,576
         8,400            MILLENNIUM PHARMACEUTICALS (b)                                       115,374          125,832
           953            MILLIPORE CORP (b)                                                    60,735           69,741
         6,800            MYLAN INC                                                             81,695           95,608
         1,900            OMNICARE INC                                                          55,719           43,339
         2,600            PATTERSON COS INC                                                     87,927           88,270
         1,900            PDL BIOPHARMA INC (b)                                                 30,868           33,288
       150,175            PFIZER INC                                                         1,201,569        3,413,478
         1,400            PHARMACEUTICAL PROD DEV INC                                           32,993           56,518
         3,950            QUEST DIAGNOSTICS INC                                                166,762          208,955
        31,203            SCHERING PLOUGH CORP                                                 589,552          831,248
         3,074            SEPRACOR INC (b)                                                      81,275           80,693
        12,600            SERVICE CORP INTL                                                     90,438          177,030
         7,039            ST JUDE MED INC (b)                                                  200,879          286,065
        15,450            STRYKER CORP                                                          59,627        1,154,424
        12,900            TENET HEALTHCARE CORP (b)                                             56,567           65,532
         2,157            TEVA PHARMACEUTICAL INDS LTD (d)                                      40,824          100,257
        28,670            UNITEDHEALTH GROUP INC                                               757,185        1,668,594
           600            UNIVERSAL HEALTH SVCS INC                                             27,330           30,720
         5,800            VARIAN MED SYS INC (b)                                               213,788          302,528
         5,200            VCA ANTECH INC (b)                                                   170,352          229,996
         3,000            VERTEX PHARMACEUTICALS INC (b)                                        74,805           69,690
         2,175            WATSON PHARMACEUTICALS INC (b)                                        50,706           59,030
         1,400            WELLCARE HEALTH PLANS INC (b)                                         49,539           59,374
        12,749            WELLPOINT INC (b)                                                    580,688        1,118,470
        29,967            WYETH                                                              1,252,227        1,324,242
         4,674            ZIMMER HOLDINGS INC (b)                                              292,291          309,185
                                                                                         -------------   --------------
                                                                                            20,840,118       38,011,138     11.48%
Industrials:
        14,250            3M CO                                                              1,021,177        1,201,560
         4,210            AGCO CORP (b)                                                        174,615          286,196
         1,950            ALLIED WASTE INDUSTRIES INC (b)                                       11,573           21,489
         3,832            AMR CORP DEL (b)                                                      45,269           53,763
         2,400            APOLLO GROUP INC (b)                                                 149,220          168,360
         1,700            AVERY DENNISON CORP                                                   90,518           90,338
           900            BE AEROSPACE INC (b)                                                  47,822           47,610
         6,200            BLOCK H + R INC                                                       58,017          115,134
        18,700            BOEING CO                                                            442,349        1,635,502
         7,947            BURLINGTON NORTHN SANTA FE                                           362,943          661,429
         1,400            CARLISLE COS INC                                                      47,448           51,842
        13,904            CATERPILLAR INC                                                      528,647        1,008,874
         3,700            CINTAS CORP                                                          122,389          124,394
         2,300            CON WAY INC                                                           29,002           95,542
         4,300            CONTINENTAL AIRLS INC (b)                                            102,190           95,675
         3,900            CONVERGYS CORP (b)                                                    69,089           64,194
         2,900            COOPER INDUSTRIES LTD                                                158,649          153,352
         1,200            COPA HOLDINGS S A                                                     46,086           45,084
        12,575            CRANE CO                                                             212,043          539,468
        10,200            CSX CORP                                                             107,400          448,596
         3,000            CUMMINS INC                                                          184,025          382,110
         5,000            DANAHER CORP                                                         273,950          438,700
         9,300            DEERE + CO                                                           330,625          866,016
         1,000            DEVRY INC DEL                                                         19,142           51,960
         3,893            DISCOVERY HLDG CO (b)                                                 45,381           97,870
        15,100            DOMTAR CORP (b)                                                      120,272          116,119
         1,600            DONALDSON CO INC                                                      63,715           74,208
         4,600            DONNELLEY R R + SONS CO                                              143,396          173,604
         5,925            DOVER CORP                                                           251,755          273,083
         7,900            DUN + BRADSTREET CORP DEL NEW                                        196,340          700,177
         3,100            EATON CORP                                                           112,467          300,545
        19,700            EMERSON ELEC CO                                                      559,227        1,116,202
         1,397            ENERGIZER HLDGS INC (b)                                               87,823          156,646
         3,600            EXPEDITORS INTL WA INC                                               151,918          160,848

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         1,700            FASTENAL CO                                                           55,759           68,714
        10,450            FISERV INC (b)                                                        94,244          579,871
         1,300            FLOWSERVE CORP                                                       119,620          125,060
         3,675            FLUOR CORP NEW                                                        96,907          535,521
         1,400            FOSTER WHEELER LTD (b)                                               172,525          217,028
         1,400            GATX CORPORATION                                                      24,276           51,352
         7,700            GENERAL DYNAMICS CORP                                                392,062          685,223
       232,200            GENERAL ELEC CO                                                    5,624,827        8,607,654
         1,000            GENERALE CABLE CORP (b)                                               71,390           73,280
         5,050            GENUINE PARTS CO                                                     153,969          233,815
         3,700            GOODRICH CORP                                                        111,298          261,257
         4,100            GRACO INC                                                            162,258          152,766
         1,700            GRAINGER W W INC                                                      74,317          148,784
         2,200            HARSCO CORP                                                           59,517          140,954
        15,000            HONEYWELL INTL INC                                                   401,329          923,550
         1,400            HUBBELL INC                                                           56,152           72,240
         2,100            HUNT J B TRANS SVCS INC                                               40,530           57,855
        11,924            ILLINOIS TOOL WKS INC                                                497,186          638,411
         1,400            INGERSOLL RAND COMPANY LIMITED                                        69,461           65,058
         3,600            ITT CORP NEW                                                         168,296          237,744
         1,300            ITT EDL SVCS INC (b)                                                  52,038          110,851
         5,468            JACOBS ENGR GROUP INC (b)                                            167,658          522,795
         2,238            JOY GLOBAL INC                                                       102,549          147,305
         2,400            KBR INC (b)                                                           95,604           93,120
         2,700            L 3 COMMUNICATIONS HLDG CORP                                         176,123          286,038
         1,200            LANDSTAR SYS INC                                                      38,351           50,580
         9,100            LOCKHEED MARTIN CORP                                                 510,446          957,866
         2,600            MANITOWOC INC                                                        107,595          126,958
         1,475            MANPOWER INC WIS                                                      66,373           83,928
         9,300            MASCO CORP                                                           186,431          200,973
         1,800            MASTERCARD INC                                                       193,005          387,360
         4,400            MCDERMOTT INTL INC (b)                                               194,146          259,732
         3,500            MONEYGRAM INTL INC                                                    56,613           53,795
         3,000            MONSTER WORLDWIDE INC (b)                                             89,215           97,200
        11,060            NORFOLK SOUTHN CORP                                                  379,107          557,866
         7,692            NORTHROP GRUMMAN CORP                                                459,008          604,899
         1,400            OSHKOSH TRUCK CORP                                                    55,203           66,164
         1,700            OVERSEAS SHIPHOLDING GROUP INC                                       109,761          126,531
         2,500            OWENS CORNING NEW (b)                                                 51,313           50,550
        10,489            PACCAR INC                                                           186,765          571,441
         2,200            PALL CORP                                                             55,214           88,704
         3,950            PARKER HANNIFIN CORP                                                 212,565          297,475
         2,200            PENTAIR INC                                                           72,761           76,582
         1,497            PHH CORP (b)                                                          10,184           26,407
        10,200            PITNEY BOWES INC                                                     328,150          388,008
         4,000            PRECISION CASTPARTS CORP                                              45,286          554,800
         8,800            RAYTHEON CO                                                          335,791          534,160
         6,975            REPUBLIC SVCS INC                                                    125,531          218,666
         4,400            REYNOLDS AMERN INC                                                   123,818          290,224
         3,300            ROBERT HALF INTL INC                                                  85,171           89,232
         7,250            ROCKWELL AUTOMATION INC                                              102,173          499,960
         2,714            ROCKWELL COLLINS INC                                                  75,092          195,327
         1,000            SHAW GROUP INC (b)                                                    44,695           60,440
         2,400            SKYWEST INC                                                           26,040           64,440
         1,400            SPX CORP                                                              92,591          143,990
           600            STERICYCLE INC (b)                                                    20,003           35,640
         2,500            SUNPOWER CORP (b)                                                    145,963          325,975
           900            TELEFLEX INC                                                          48,465           56,709
         2,100            TEREX CORP NEW (b)                                                   114,143          137,697
         4,350            TEXTRON INC                                                          118,864          310,155
         1,500            TRINITY INDS INC                                                      41,498           41,640
         5,325            TYCO ELECTRONICS LTD                                                 109,028          197,717
         8,125            TYCO INTERNATIONAL LTD BERMUDA                                       242,956          322,156
         5,700            UNION PAC CORP                                                       436,933          716,034
        23,250            UNITED TECHNOLOGIES CORP                                           1,021,959        1,779,555
         1,400            USG CORP (b)                                                          53,207           50,106
        10,950            WASTE MGMT INC DEL                                                   214,223          357,737
           600            WEIGHT WATCHERS INTL INC NEW                                          23,424           27,108

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         3,000            YRC WORLDWIDE INC (b)                                                 51,195           51,270
                                                                                         -------------   --------------
                                                                                            22,466,621       38,986,491     11.78%
Information technology:
         7,800            ACCENTURE LTD BERMUDA                                                307,717          281,034
         4,000            ACTIVISION INC NEW (b)                                                33,204          118,800
        15,624            ADOBE SYS INC (b)                                                    374,459          667,614
         1,500            AFFILIATED COMPUTER SVCS INC (b)                                      70,406           67,650
        10,400            AGILENT TECHNOLOGIES INC (b)                                         250,955          382,096
         4,242            AKAMAI TECHNOLOGIES INC (b)                                          133,995          146,773
         6,400            ALTERA CORP                                                          120,963          123,648
         3,100            AMDOCS LTD (b)                                                       101,572          106,857
         4,000            AMPHENOL CORP NEW                                                    168,180          185,480
        11,100            ANALOG DEVICES INC                                                    99,557          351,870
        18,600            APPLE INC (b)                                                        638,581        3,684,288
        27,800            APPLIED MATERIALS INC                                                391,284          493,728
         2,200            ARROW ELECTRS INC (b)                                                 73,136           86,416
         6,666            ASML HOLDING N V (b)                                                  45,620          208,579
         7,986            AUTODESK INCORPORATED                                                285,037          397,383
         8,722            AUTOMATIC DATA PROCESSING INC                                        294,057          388,391
         2,800            AVNET INC (b)                                                        100,394           97,916
         8,700            BEA SYS INC (b)                                                       91,181          137,286
         3,350            BMC SOFTWARE INC (b)                                                  58,044          119,394
         9,962            BROADCOM CORP (b)                                                    220,634          260,407
        10,925            CA INC                                                               208,510          272,579
        11,200            CADENCE DESIGN SYS INC (b)                                           184,491          190,512
         1,400            CIENA CORP (b)                                                        47,635           47,754
       136,850            CISCO SYS INC (b)                                                    774,343        3,704,530
         3,234            CITRIX SYS INC (b)                                                    25,998          122,924
         5,100            COGNIZANT TECHNOLOGY SOLUTIONS (b)                                    77,624          173,094
         2,074            COMMSCOPE INC (b)                                                     90,440          102,062
         6,922            COMPUTER SCIENCES CORP (b)                                           331,088          342,431
         8,000            COMPUWARE CORP (b)                                                    54,024           71,040
        39,200            CORNING INC                                                          490,464          940,408
         2,700            CYPRESS SEMICONDUCTOR CORP (b)                                        39,334           97,281
        46,150            DELL INC (b)                                                       1,154,680        1,131,137
        24,400            EBAY INC (b)                                                         356,540          809,836
         5,400            ELECTRONIC ARTS INC (b)                                              275,076          315,414
         8,000            ELECTRONIC DATA SYS CORP NEW                                         176,587          165,840
        45,910            EMC CORP (b)                                                         396,942          850,712
         3,700            EMULEX CORP (b)                                                       49,943           60,384
         1,400            F5 NETWORKS INC (b)                                                   32,375           39,928
           700            FAIR ISAAC CORPORATION                                                23,898           22,505
         1,600            FAIRCHILD SEMICONDUCTOR INTL (b)                                      21,840           23,088
           600            FIRST SOLAR INC (b)                                                   57,681          160,284
         7,983            FLEXTRONICS INTERNATIONAL LTD (b)                                     89,720           96,275
         4,967            GOOGLE INC (b)                                                     1,806,992        3,434,581
         2,800            HARRIS CORP DEL                                                       37,337          175,504
        58,327            HEWLETT PACKARD CO                                                 1,151,449        2,944,347
         5,420            IAC INTERACTIVECORP (b)                                              144,989          145,906
         6,110            INTEGRATED DEVICE TECHNOLOGY (b)                                      79,318           69,104
       131,000            INTEL CORP                                                           777,868        3,492,460
        32,600            INTERNATIONAL BUSINESS MACHS                                       2,820,072        3,524,060
         7,800            INTERSIL CORP                                                        123,552          190,944
         6,800            INTUIT (b)                                                           158,628          214,948
         8,200            JABIL CIRCUIT INC                                                    144,077          125,214
        14,267            JUNIPER NETWORKS INC (b)                                             289,096          473,664
         3,000            KLA TENCOR CORP                                                      101,654          144,480
         3,000            LAM RESH CORP (b)                                                     83,706          129,690
         1,800            LEXMARK INTL INC (b)                                                  75,928           62,748
         4,600            LINEAR TECHNOLOGY CORP                                               143,858          146,418
        18,620            LSI CORP (b)                                                         115,339           98,872
         2,900            MCAFEE INC (b)                                                        65,012          108,750
         8,314            MEMC ELECTR MATLS INC (b)                                            262,498          735,706
        14,567            METAVANTE TECHNOLOGIES INC (b)                                       329,584          339,702
         5,400            MICROCHIP TECHNOLOGY INC                                             101,340          169,668
         8,800            MICRON TECHNOLOGY INC (b)                                             68,191           63,800
       174,750            MICROSOFT CORP                                                     2,000,081        6,221,100
         2,100            MOLEX INC                                                             57,992           57,330

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
        47,113            MOTOROLA INC                                                         529,353          755,693
         5,600            NATIONAL SEMICONDUCTOR CORP                                          101,536          126,784
         2,875            NAVTEQ CORP (b)                                                       91,103          217,350
         4,000            NCR CORP NEW (b)                                                      85,604          100,400
         8,800            NETWORK APPLIANCE INC (b)                                            216,784          219,648
         5,200            NOVELL INC (b)                                                        31,071           35,724
         2,800            NOVELLUS SYS INC (b)                                                  70,810           77,196
        17,750            NVIDIA CORP (b)                                                      191,401          603,855
        93,762            ORACLE CORP (b)                                                      256,960        2,117,146
        19,197            PAYCHEX INC                                                           54,016          695,315
         1,400            PERKINELMER INC                                                       25,256           36,428
         2,600            POLYCOM INC (b)                                                       26,520           72,228
         5,700            QLOGIC CORP (b)                                                       82,128           80,940
        29,150            QUALCOMM INC                                                         632,485        1,147,053
         4,500            RAMBUS INC DEL (b)                                                    79,087           94,230
         4,200            RED HAT INC (b)                                                       61,669           87,528
         1,600            ROPER INDS                                                           104,136          100,064
         2,000            SALESFORCE COM INC (b)                                                95,186          125,380
         2,500            SANDISK CORP (b)                                                      61,884           82,925
        12,700            SEAGATE TECHNOLOGY                                                   326,124          323,850
        12,956            SUN MICROSYSTEMS INC (b)                                             214,445          234,892
        21,819            SYMANTEC CORP (b)                                                    187,612          352,159
         1,500            SYNOPSYS INC (b)                                                      24,907           38,895
         6,450            TELLABS INC (b)                                                       37,637           42,183
         2,000            TERADATA CORP (b)                                                     38,279           54,820
        30,200            TEXAS INSTRS INC                                                     640,718        1,008,680
         9,400            THERMO FISHER SCIENTIFIC INC (b)                                     250,057          542,192
         6,600            UNISYS CORP (b)                                                       38,907           31,218
        10,900            VERISIGN INC (b)                                                      60,947          409,949
           600            VMWARE INC (b)                                                        53,793           50,994
         2,600            WATERS CORP (b)                                                       60,997          205,582
         5,900            WESTERN DIGITAL CORP (b)                                              91,433          178,239
        30,850            XEROX CORP                                                           412,830          499,462
        13,050            XILINX INC                                                            92,297          285,404
        23,940            YAHOO INC (b)                                                        433,567          556,844
                                                                                         -------------   --------------
                                                                                            25,518,302       52,705,873     15.91%
Materials:
         3,450            AIR PRODS + CHEMS INC                                                178,299          340,274
         4,316            AK STL HLDG CORP (b)                                                 137,899          199,572
        18,700            ALCOA INC                                                            529,300          683,485
         1,900            ALLEGHENY TECHNOLOGIES INC                                           144,994          164,160
         6,200            ARCH COAL INC                                                         55,785          278,566
         3,032            BALL CORP                                                             70,662          136,440
         4,200            BEMIS CO INC                                                          93,645          114,996
         3,384            CONSOL ENERGY INC                                                    101,377          242,024
         4,300            CROWN HLDGS INC (b)                                                   74,494          110,295
         3,537            CYTEC INDS INC                                                       195,563          217,808
        19,750            DOW CHEM CO                                                          699,969          778,545
        19,125            DU PONT E I DE NEMOURS + CO                                          809,637          843,221
         1,911            EAGLE MATLS INC                                                        1,727           67,802
         1,000            EASTMAN CHEM CO                                                       32,854           61,090
         3,671            ECOLAB INC                                                           140,788          187,992
         9,748            FREEPORT MCMORAN COPPER + GOLD                                       489,522          998,585
         5,100            HUNTSMAN CORP                                                         96,099          131,070
        11,231            INTERNATIONAL PAPER CO                                               394,747          363,660
        12,525            INTRNTNL FLAVRS + FRAGRNCS INC                                       269,444          602,828
           500            LUBRIZOL CORP                                                         18,193           27,080
           700            MARTIN MARIETTA MATLS INC                                             27,965           92,820
         4,175            MEADWESTVACO CORP                                                     95,626          130,678
        11,616            MONSANTO CO NEW                                                       51,490        1,297,391
         3,000            MOSAIC CO (b)                                                         74,386          283,020
        11,800            NEWMONT MNG CORP                                                     298,257          576,194
         8,800            NUCOR CORP                                                           154,139          521,136
         5,900            OM GROUP INC (b)                                                      26,535          339,486
         4,950            OWENS ILL INC (b)                                                     91,031          245,025
         2,000            PACKAGING CORP AMER                                                   50,382           56,400
         2,450            PACTIV CORP (b)                                                       22,665           65,244
           720            PATRIOT COAL CORPORATION (b)                                          14,204           30,053

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         7,200            PEABODY ENERGY CORP                                                  208,428          443,808
         3,086            PPG INDS INC                                                         144,348          216,730
         5,350            PRAXAIR INC                                                          200,757          474,599
         5,446            RAYONIER INC                                                         117,391          257,269
         3,000            ROHM + HAAS CO                                                       117,514          159,210
        11,000            RPM INTL INC                                                         113,012          223,300
         2,100            SEALED AIR CORP NEW                                                   51,587           48,594
        18,200            SMURFIT STONE CONTAINER CORP (b)                                     203,147          192,192
         5,200            SONOCO PRODS CO                                                      127,607          169,936
         1,000            SOUTHERN COPPER CORP DEL                                             110,365          105,130
         1,800            STEEL DYNAMICS INC                                                    87,525          107,226
         2,489            TEMPLE INLAND INC                                                     48,350           51,896
         4,049            TITANIUM METALS CORP                                                 107,987          107,096
         2,100            UNITED STS STL CORP NEW                                              133,602          253,911
         2,157            VULCAN MATLS CO                                                      120,030          170,606
                                                                                         -------------   --------------
                                                                                             7,333,324       13,168,441      3.98%
Services:
        11,175            FEDEX CORP                                                           222,098          996,475
         9,875            SOUTHWEST AIRLS CO                                                   128,598          120,475
        13,900            UNITED PARCEL SVC INC                                                996,596          983,008
         5,200            US AWYS GROUP INC (b)                                                 80,158           76,492
                                                                                         -------------   --------------
                                                                                             1,427,449        2,176,450      0.66%
Telecommunication services:
         7,450            AMERICAN TOWER CORP (b)                                              148,350          317,370
       135,215            AT+T INC                                                           3,483,568        5,619,535
         7,450            CENTURYTEL INC                                                       200,627          308,877
        11,525            CITIZENS COMMUNICATIONS CO                                            88,166          146,713
         2,800            CROWN CASTLE INTL CORP (b)                                            77,771          116,480
         2,792            EMBARQ CORP                                                           64,587          138,288
         8,000            JDS UNIPHASE CORP (b)                                                111,480          106,400
           700            LEAP WIRELESS INTL INC (b)                                            36,068           32,648
        34,500            LEVEL 3 COMMUNICATIONS INC (b)                                       107,123          104,880
         7,353            LIBERTY GLOBAL INC (b)                                               190,626          288,164
        38,300            QWEST COMMUNICATIONS INTL INC                                        188,069          268,483
        61,659            SPRINT NEXTEL CORP                                                   717,313          809,583
         1,300            TELEPHONE + DATA SYS INC                                              26,702           81,380
         1,300            TELEPHONE + DATA SYS INC                                              26,702           74,880
         6,200            TIME WARNER CABLE INC                                                158,565          171,120
         3,980            UNITED STATES CELLULAR CORP (b)                                      166,990          334,718
        62,187            VERIZON COMMUNICATIONS                                             2,198,880        2,716,950
        12,762            VODAFONE GROUP PLC NEW (d)                                           147,191          476,278
        11,424            WINDSTREAM CORP                                                      138,133          148,740
                                                                                         -------------   --------------
                                                                                             8,276,909       12,261,488      3.70%
Utilities:
        19,186            AES CORP (b)                                                         265,922          410,389
           700            AGL RES INC                                                           19,621           26,348
         3,000            ALLEGHENY ENERGY INC                                                 168,525          190,830
         5,400            AMEREN CORP                                                          209,724          292,734
         4,800            AMERICAN ELEC PWR INC                                                189,240          223,488
         2,488            AQUA AMER INC                                                         53,260           52,746
         5,800            CENTERPOINT ENERGY INC                                                66,308           99,354
        16,100            CMS ENERGY CORP                                                      228,933          279,818
         1,600            CONSOLIDATED EDISON INC                                               70,512           78,160
         3,115            CONSTELLATION ENERGY GROUP INC                                       183,052          319,381
        10,962            DOMINION RES INC VA NEW                                              379,225          520,147
         2,700            DTE ENERGY CO                                                        103,060          118,692
        25,913            DUKE ENERGY HLDG CORP                                                330,344          522,665
         8,700            DYNEGY INC DEL (b)                                                    61,901           62,118
         9,425            EDISON INTL                                                          108,441          503,012
         9,400            ENTERGY CORP NEW                                                     184,383        1,123,488
        14,732            EXELON CORP                                                          716,434        1,202,720
         5,400            FIRSTENERGY CORP                                                     267,757          390,636
        11,372            FPL GROUP INC                                                        545,463          770,794
         5,500            INTEGRYS ENERGY GROUP INC                                            270,140          284,295
         7,200            MIRANT CORP NEW (b)                                                  263,250          280,656
         2,900            NALCO HLDG CO                                                         58,310           70,122
         1,500            NATIONAL FUEL GAS CO N J                                              38,322           70,020
         7,800            NISOURCE INC                                                         128,106          147,342

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

                                                                                                                          Percent of
    Shares                                          Security                                  Cost       Fair value (a)   net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
         2,200            NRG ENERGY INC (b)                                                    94,875           95,348
         2,400            OGE ENERGY CORP                                                       43,344           87,096
         2,128            PEPCO HLDGS INC                                                       49,590           62,414
         9,800            PG+E CORP                                                            131,785          422,282
         1,300            PIEDMONT NAT GAS INC                                                  31,174           34,008
         2,400            PINNACLE WEST CAP CORP                                                71,637          101,784
         6,987            PPL CORP                                                             232,359          363,953
         2,150            PROGRESS ENERGY INC                                                   65,685          104,125
         6,300            PUBLIC SVC ENTERPRISE GROUP                                          430,137          618,912
         7,350            PUGET ENERGY INC                                                     149,926          201,611
         5,800            QUESTAR CORP                                                          66,188          313,780
        12,600            RELIANT ENERGY INC (b)                                               161,722          330,624
         5,200            SEMPRA ENERGY                                                        286,272          321,776
        12,600            SOUTHERN CO                                                          320,630          488,250
         3,600            SOUTHWESTERN ENERGY CO (b)                                           107,060          200,592
        12,306            SPECTRA ENERGY CORP                                                  218,732          317,741
         7,600            TECO ENERGY INC                                                       90,842          130,796
         4,000            TRANE INC                                                            116,253          186,840
         3,000            UGI CORP NEW                                                          48,600           81,750
        15,775            WISCONSIN ENERGY CORP                                                304,172          768,400
        12,125            XCEL ENERGY INC                                                      108,918          273,661
                                                                                         -------------   --------------
                                                                                             8,040,131       13,545,698      4.09%
Cash equivalents:
     2,243,291            SSGA MONEY MARKET FUND, current rate 4.61%                         2,243,291        2,243,291
                                                                                         -------------   --------------
                                                                                             2,243,291        2,243,291      0.68%
                                                                                         -------------   --------------   -------
                             Grand total (c)                                             $ 195,016,962      331,702,743    100.21%
                                                                                         =============   ==============   =======

Notes to schedule of investments:

      (a)   Securities  are valued in accordance  with  procedures  described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At December 31, 2007, the cost for Federal income tax purposes was $195,224,747. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                  Gross unrealized appreciation                   $ 138,181,623
                  Gross unrealized depreciation                      (1,703,627)
                                                                  -------------
                      Net unrealized appreciation                 $ 136,477,996
                                                                  =============

      (d) Foreign security values are stated in U.S. dollars. As of December 31, 2007, the value of foreign securities represented 0.41% of net assets.

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund
                                December 31, 2007

--------------------------------------------------------------------------------

                Clearwater Growth Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       10%
Consumer Staples                                                              9%
Energy                                                                       12%
Financials                                                                   17%
Healthcare                                                                   11%
Industrials                                                                  12%
Information Technology                                                       16%
Materials                                                                     4%
Services                                                                      1%
Telecom                                                                       4%
Utilities                                                                     4%

Cash equivalents and other assets/liabilities represent (1)% of net assets.

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2007

                                                                                                                            Percent
                                                                                                              Fair            of
    Shares                                     Security                                       Cost          value (a)     net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
Common stocks:

Consumer discretionary:
         5,000            4 KIDS ENTERTAINMENT INC (b)                                   $      66,823           65,750
        27,000            ACCO BRANDS CORP (b)                                                 533,774          433,080
        21,250            ANDERSONS INC                                                        869,228          952,000
        77,980            ANNTAYLOR STORES CORP (b)                                          2,500,587        1,993,169
       151,160            BUILD A BEAR WORKSHOP INC (b)                                      2,621,168        2,108,682
        93,510            CARTER INC (b)                                                     2,220,007        1,809,419
        12,750            CBRL GROUP INC                                                       426,948          412,973
       162,570            CHARLOTTE RUSSE HLDG INC (b)                                       3,083,641        2,625,506
        25,150            COOPER TIRE & RUBR CO                                                422,082          416,987
        18,500            G III APPAREL GROUP LTD (b)                                          310,453          273,245
        10,900            GAYLORD ENTMT CO NEW (b)                                             430,214          441,123
        18,600            GYMBOREE CORP (b)                                                    576,481          566,556
        23,500            HANESBRANDS INC (b)                                                  550,908          638,495
        99,905            HELEN OF TROY LTD (b)                                              2,302,219        1,712,372
        19,000            IDEARC INC                                                           550,197          333,640
        96,100            JO ANN STORES INC (b)                                              1,471,007        1,256,988
        62,590            MEDIA GEN INC                                                      1,917,920        1,330,038
        12,900            ORIENT EXPRESS HOTELS LTD                                            441,491          742,008
        37,950            RED ROBIN GOURMET BURGERS INC (b)                                  1,449,113        1,214,021
        34,100            RETAIL VENTURES INC (b)                                              533,824          173,569
        32,000            SAKS INC (b)                                                         661,452          664,320
         5,000            SNAP ON INC                                                          249,153          241,200
       180,710            STAGE STORES INC                                                   3,320,596        2,674,508
        17,675            STAMPS COM INC                                                       218,881          215,282
        40,000            TRIARC COS INC                                                       616,131          349,200
        26,395            TUPPERWARE BRANDS CORP                                               582,622          871,827
        11,850            VAIL RESORTS INC (b)                                                 430,566          637,649
        13,000            WABCO HLDGS INC                                                      614,201          651,170
        16,250            WABTEC                                                               431,366          559,650
        21,000            WYNDHAM WORLDWIDE CORP                                               628,078          494,760
                                                                                         -------------   --------------
                                                                                            31,031,132       26,859,183      10.87%
Consumer staples:
       119,260            ELIZABETH ARDEN INC (b)                                            2,315,552        2,426,941
        27,000            FLOWERS FOODS INC                                                    511,723          632,070
        32,800            LONGS DRUG STORES CORP                                             1,645,279        1,541,600
        38,550            MEDIFAST INC (b)                                                     173,090          186,968
        41,600            MONTEREY GOURMET FOODS INC (b)                                       177,311          133,120
        95,600            OMEGA PROTEIN CORP (b)                                               859,410          888,124
        65,000            SALLY BEAUTY HLDGS INC (b)                                           562,956          588,250
        41,250            SANDERSON FARMS INC                                                1,360,971        1,393,425
        31,550            TREEHOUSE FOODS INC (b)                                              733,946          725,335
                                                                                         -------------   --------------
                                                                                             8,340,237        8,515,832       3.45%
Energy:
        24,450            ATP OIL & GAS CORPORATION (b)                                      1,131,418        1,235,703
        11,020            ATWOOD OCEANICS INC (b)                                              530,192        1,104,645
        20,000            COMSTOCK RES INC (b)                                                 591,439          680,000
        43,300            DENBURY RES INC (b)                                                  163,196        1,288,175
        32,000            EXCO RES INC (b)                                                     539,990          495,360
        37,595            FOREST OIL CORP (b)                                                1,102,608        1,911,330
        18,500            GOODRICH PETE CORP (b)                                               575,950          418,470
         7,700            GULFMARK OFFSHORE INC (b)                                            348,805          360,283
        27,000            OMNI ENERGY SVCS CORP (b)                                            194,625          131,760
        14,000            PLAINS EXPL & PRODTN CO (b)                                          615,865          756,000
        53,745            SUPERIOR ENERGY SVCS INC (b)                                         761,961        1,849,903
        16,000            T 3 ENERGY SVCS INC (b)                                              431,922          752,160
        50,025            T.G.C. INDUSTRIES INC (b)                                            451,303          482,741
        21,000            TESCO CORP (b)                                                       552,977          602,070
        80,500            TETRA TECHNOLOGIES INC DEL (b)                                     1,321,031        1,253,385
        17,000            WHITING PETE CORP NEW (b)                                            737,774          980,220
        28,500            WILLBROS GROUP INC (b)                                               484,446        1,091,265
                                                                                         -------------   --------------
                                                                                            10,535,501       15,393,470       6.23%
Financials:
        27,500            ABINGTON BANCORP INC PENN                                            267,193          258,500
         9,450            ALEXANDRIA REAL ESTATE EQUIT                                         908,806          960,782
       355,840            ANWORTH MTG ASSET CORP 1                                           2,636,587        2,939,238

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                                                              Fair            of
    Shares                                     Security                                       Cost          value (a)     net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
        40,150            ASSOCIATED ESTATES RLTY CORP                                   $     476,534          379,016
        30,000            BANKFINANCIAL CORP                                                   512,714          474,600
        22,000            BOSTON PRIVATE FINL HLDGS INC                                        656,180          595,760
        28,000            BROADRIDGE FINL SOLUTIONS INC                                        458,289          628,040
        35,196            CAPLEASE INC                                                         294,462          296,350
        20,000            CITIZENS FIRST BANCORP INC                                           478,265          245,400
        22,200            COGDELL SPENCER INC                                                  380,728          353,646
        30,050            COMMUNITY TR BANCORP INC                                             947,435          827,277
        23,150            CORPORATE OFFICE PPTYS TR                                            922,324          729,225
        45,375            CRM HOLDINGS LTD (b)                                                 342,123          355,286
        57,700            EASTERN INS HLDGS INC                                                807,356          949,742
        22,015            EASTGROUP PPTYS INC                                                  945,620          921,328
       163,280            ENCORE CAP GROUP INC (b)                                           1,789,084        1,580,550
        47,000            EPOCH HLDG CORP                                                      635,624          705,000
        84,000            FIRST NIAGARA FINL GROUP INC                                       1,211,964        1,011,360
         3,666            FORESTAR REAL ESTATE GROUP INC (b)                                   170,018           86,481
         3,666            GUARANTY FINL GROUP INC (b)                                          109,128           58,656
        34,080            HOME FED BANCORP INC MD                                              450,267          342,163
        15,000            JEFFERSON BANCSHARES INC TENN                                        197,250          151,500
        23,000            JEFFRIES GROUP INC NEW                                               596,052          530,150
        45,750            KITE RLTY GROUP TR                                                   768,534          698,603
        71,151            KOHLBERG CAP CORP                                                  1,064,630          853,812
        18,850            MB FINL INC                                                          628,262          581,146
       154,320            MFA MTG INVTS INC                                                  1,063,346        1,427,460
        17,100            MID AMER APT CMNTYS INC                                              810,497          731,025
        56,950            NATIONAL PENN BANCSHARES INC                                         924,360          862,223
        39,995            NATIONAL RETAIL PPTYS INC                                            892,971          935,083
        29,000            NATIONWIDE HEALTH PPTYS INC                                          768,112          909,730
        62,150            PATRIOT CAP FDG INC                                                  705,608          627,094
        40,000            PHOENIX COS INC NEW                                                  561,466          474,800
        20,000            PMA CAP CORP (b)                                                     189,427          164,400
        20,000            PRIVATEBANKCORP INC                                                  668,656          653,000
        44,500            RENASANT CORP                                                        947,420          959,865
        32,460            SUNSTONE HOTEL INVS INC NEW                                          901,609          593,693
        30,400            UNITED BANKSHARES INC W VA                                           961,794          851,808
        30,244            URSTADT BIDDLE PPTYS INC                                             504,285          468,782
        16,630            WASHINGTON FED INC                                                   383,155          351,059
        95,950            WESTFIELD FINL INC NEW                                               997,917          930,715
       114,350            IPC HOLDINGS LTD BERMUDA (d)                                       2,859,099        3,301,285
                                                                                         -------------   --------------
                                                                                            32,795,152       31,755,632      12.86%
Healthcare:
        96,035            CENTENE CORP DEL (b)                                               2,032,716        2,635,200
        15,000            COOPER COS INC                                                       646,077          570,000
        12,000            COVIDIEN LTD                                                         503,805          531,480
        27,700            EMERGENCY MED SVCS CORP (b)                                          843,311          811,056
        15,000            EMERGENT BIOSOLUTIONS INC (b)                                         80,393           75,900
        54,665            K V PHARMACEUTICAL COMPANY (b)                                     1,422,157        1,560,139
        41,250            KENDLE INTL INC (b)                                                1,389,231        2,017,950
       126,744            MATRIXX INITIATIVES INC (b)                                        2,010,709        1,763,009
        22,350            MEDICIS PHARMACEUTICAL CORP                                          631,163          580,430
       120,000            NOVAMED EYECARE INC (b)                                              532,341          510,000
        20,600            QUESTCOR PHARMACEUTICALS INC (b)                                      58,253          118,862
        28,485            RADIATION THERAPY SVCS INC (b)                                       609,935          880,471
       184,405            SALIX PHARMACEUTICALS LTD (b)                                      2,712,360        1,453,111
        88,910            SCIELE PHARMA INC (b)                                              1,747,000        1,818,210
        62,000            SUNLINK HEALTH SYS INC (b)                                           532,948          373,240
        22,000            WEST PHARMACEUTICAL SVCS INC                                         862,100          892,980
                                                                                         -------------   --------------
                                                                                            16,614,499       16,592,038       6.72%
Industrials:
        14,000            ACUITY BRANDS INC                                                    504,959          630,000
        27,000            AECOM TECHNOLOGY CORP (b)                                            628,313          771,390
        36,000            ALTRA HLDGS INC (b)                                                  544,587          598,680
        15,500            AMERICAN RAILCAR INDS INC                                            449,588          298,375
        70,536            APPLIED SIGNAL TECHNOLOGY INC                                      1,037,289          957,879
        10,000            ARGON ST INC (b)                                                     190,348          185,600
         5,000            ASTRONICS CORP (b)                                                   120,516          212,500

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                                                              Fair            of
    Shares                                     Security                                       Cost          value (a)     net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
        18,500            AXSYS TECHNOLOGIES INC (b)                                     $     307,639          678,025
         8,750            BARRET BUSINESS SVCS INC                                             140,785          157,588
        40,050            BE AEROSPACE INC (b)                                               1,207,825        2,118,645
        46,270            BRISTOW GROUP INC (b)                                              1,787,631        2,621,196
        11,000            BUCYRUS INTL INC NEW                                                 533,193        1,093,290
        18,500            CHICAGO BRDG & IRON CO N V                                           477,116        1,118,140
         8,150            COLEMAN CABLE INC (b)                                                 80,922           77,018
        22,250            COVANTA HLDG CORP (b)                                                429,012          615,435
        60,000            DOMTAR CORP (b)                                                      558,637          461,400
        16,500            ENNIS INC                                                            309,178          297,000
        13,850            ENPRO INDS INC (b)                                                   429,513          424,503
        15,985            ESTERLINE TECHNOLOGIES CORP (b)                                      661,481          827,224
         9,000            FLOWSERVE CORP                                                       459,682          865,800
        23,500            FOSTER L B CO (b)                                                    542,920        1,215,655
        10,500            FOSTER WHEELER LTD (b)                                               429,523        1,627,710
       348,000            FRONTIER AIRLS HLDGS INC (b)                                       2,784,598        1,830,480
        50,790            GARDNER DENVER INC (b)                                             1,946,694        1,676,070
        19,950            GENESEE & WYO INC (b)                                                502,922          482,192
        37,290            GRANITE CONSTR INC                                                 1,746,261        1,349,152
        40,000            GSI GROUP INC (b)                                                    357,278          369,600
        13,000            HARSCO CORP                                                          678,865          832,910
        46,750            HEIDRICK & STRUGGLES INTL INC                                      1,721,278        1,734,893
        31,100            HUDSON HIGHLAND GROUP INC (b)                                        300,532          261,551
       138,702            ICF INTL INC (b)                                                   2,174,084        3,503,613
        64,700            II VI INC                                                          2,058,619        1,976,585
        13,300            JOY GLOBAL INC                                                       515,967          875,406
        17,550            KANSAS CITY SOUTHERN (b)                                             461,425          602,492
        48,450            KOPPERS HLDGS INC                                                  1,906,619        2,094,978
        16,800            KREISLER MFG CORP (b)                                                227,785          238,560
        16,900            LECG CORP (b)                                                        247,700          254,514
        20,200            MCDERMOTT INTL INC (b)                                               481,195        1,192,406
        85,000            MILLER INDS INC TENN (b)                                           1,228,457        1,163,650
        39,000            MUELLER WTR PRODS INC                                                618,571          371,280
        21,250            MULTI COLOR CORP                                                     539,210          583,738
       112,185            NAVIOS MARITIME HOLDINGS INC                                         535,672        1,374,266
        29,530            NCI BLDG SYS INC (b)                                               1,403,834          850,169
        11,500            OSHKOSH TRUCK CORP                                                   620,667          543,490
        99,950            POINT BLANK SOLUTIONS INC (b)                                        467,036          364,818
        39,400            RBC BEARINGS INC (b)                                               1,371,266        1,712,324
        11,000            SHAW GROUP INC (b)                                                   545,024          664,840
         7,700            STERLING CONSTR INC (b)                                              168,087          168,014
        38,875            SUPERIOR ESSEX INC (b)                                             1,141,310          933,000
        12,500            TENNANT CO                                                           531,989          553,625
        11,800            TEREX CORP NEW (b)                                                   500,395          773,726
        10,650            THOMAS & BETTS CORP                                                  497,587          522,276
        18,000            TIMKEN CO                                                            583,801          591,300
        10,600            TRAFFIX INC                                                           65,846           64,872
        10,000            TYCO INTERNATIONAL LTD BERMUDA (d)                                   510,825          396,500
         2,500            ULTRALIFE BATTERIES INC (b)                                           35,389           50,375
       191,850            VALASSIS COMMUNICATIONS INC (b)                                    3,211,091        2,242,727
        15,000            VERSAR INC (b)                                                       100,842           97,200
         7,500            WPCS INTL INC (b)                                                     72,502           70,950
        29,950            WRIGHT EXPRESS CORP (b)                                              919,341        1,062,926
                                                                                         -------------   --------------
                                                                                            45,611,220       52,284,515      21.17%
Information technology:
         6,500            ADDVANTAGE MEDIA GROUP INC (b)                                        35,469           40,105
        55,000            AEHR TEST SYS (b)                                                    402,733          334,400
       115,834            ALADDIN KNOWLEDGE SYSTEM LTD (b)                                   2,092,051        3,026,742
       200,000            ALLIANCE FIBER OPTIC PRODS INC (b)                                   393,640          400,000
        13,550            AMERICAN SOFTWARE INC                                                 96,205          115,175
        46,600            AMTECH SYS INC (b)                                                   583,273          605,334
       105,000            ANAREN INC (b)                                                     1,658,837        1,731,450
       176,035            ARRIS GROUP INC (b)                                                1,817,890        1,756,829
       100,700            AVOCENT CORP (b)                                                   2,955,242        2,347,317
        22,500            AXT INC (b)                                                           99,144          139,500
         4,050            BLUEPHOENIX SOLUTIONS LTD (b)                                         72,426           72,426
        64,163            BROOKS AUTOMATION INC NEW (b)                                        919,914          847,593

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                                                              Fair            of
    Shares                                     Security                                       Cost          value (a)     net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
       135,000            CALIFORNIA MICRO DEVICES CORP (b)                              $     569,437          626,400
        10,000            CEVA INC (b)                                                         104,559          121,700
        10,000            CHORDIANT SOFTWARE INC (b)                                            93,263           85,500
        35,000            CLICKSOFTWARE TECH LTD (b)                                           138,672          141,400
         1,750            COMMUNICATIONS SYS                                                    18,993           20,808
     1,451,300            COVAD COMMUNICATIONS GROUP INC (b)                                 1,245,213        1,248,118
        10,000            CRYPTOLOGIC LIMITED                                                  185,067          175,500
        41,300            DYNAMICS RESH CORP (b)                                               472,251          446,866
       178,290            EPICOR SOFTWARE CORP (b)                                           2,417,762        2,100,256
        50,000            EVOLVING SYS INC (b)                                                  93,345          149,000
       112,565            FAIRCHILD SEMICONDUCTOR INTL (b)                                   2,009,097        1,624,313
         3,900            FREQUENCY ELECTRS INC                                                 38,936           37,401
        57,563            GILAT SATELLITE NETWORKS LTD (b)                                     603,422          592,323
       450,000            GRAPHON CORP (b)                                                     134,640          180,000
        26,050            HARMONIC INC (b)                                                     221,007          273,004
       146,244            INTEGRATED DEVICE TECHNOLOGY (b)                                   1,798,115        1,654,020
        80,000            INTERVOICE BRITE INC (b)                                             519,519          639,200
        15,000            IPASS INC (b)                                                         61,050           60,900
        75,150            LOOKSMART LTD (b)                                                    242,034          239,729
        30,000            LSI INDS INC                                                         523,595          546,000
       123,150            MENTOR GRAPHICS CORP (b)                                           1,419,877        1,327,557
        16,000            MICRONETICS WIRELESS INC (b)                                         121,525          135,520
        74,250            MICROSEMI CORP (b)                                                 1,697,694        1,643,895
        70,874            MICROTUNE INC DEL (b)                                                310,431          462,807
        30,000            NETSOL TECHNOLOGIES INC (b)                                           90,420           72,300
        13,500            NETWORK EQUIP TECHNOLOGIES (b)                                       119,823          113,670
        30,000            NEUSTAR INC (b)                                                      845,792          860,400
       143,580            NEWPORT CORP (b)                                                   2,059,449        1,836,388
       199,810            ON SEMICONDUCTOR CORP (b)                                          1,913,142        1,774,313
        36,000            OPLINK COMMUNICATIONS INC (b)                                        476,510          552,600
        13,700            PERCEPTRON INC (b)                                                   177,104          144,809
       120,000            RAMTRON INTL CORP (b)                                                380,976          516,000
       226,450            RF MICRO DEVICES INC (b)                                           1,358,300        1,293,030
       108,335            RUDOLPH TECHNOLOGIES INC (b)                                       1,632,976        1,226,352
        40,000            S1 CORP (b)                                                          238,995          292,000
       193,950            SEMITOOL INC (b)                                                   1,889,473        1,683,486
        86,400            SIRF TECHNOLOGY HLDGS INC (b)                                      2,124,318        2,171,232
       333,895            SKYWORKS SOLUTIONS INC (b)                                         1,760,681        2,838,108
        30,000            SL INDS INC (b)                                                      672,485          603,600
        93,565            SMITH MICRO SOFTWARE INC (b)                                       1,143,152          792,496
         6,500            SYNPLICITY INC (b)                                                    32,659           37,700
       229,394            SYPRIS SOLUTIONS INC                                               2,270,641        1,399,303
        38,800            TECHNITROL INC                                                     1,027,944        1,108,904
        39,300            TECHWELL INC (b)                                                     476,810          432,693
        21,600            TELECOMMUNICATION SYS INC (b)                                         78,998           77,976
        11,500            TESSCO TECHNOLOGIES INC (b)                                          188,856          207,690
        86,300            TIER TECHNOLOGIES INC (b)                                            876,461          733,550
        62,015            TRIDENT MICROSYSTEMS INC (b)                                         853,476          406,818
        81,435            VERIGY LTD (b)                                                     2,062,241        2,212,589
        29,885            VIASAT INC (b)                                                       536,530        1,028,941
                                                                                         -------------   --------------
                                                                                            51,454,541       50,366,035      20.39%
Materials:
        17,000            APTARGROUP INC                                                       711,338          695,470
        22,050            ARCH CHEMICALS INC                                                   827,711          810,338
        11,900            CLEVELAND CLIFFS INC                                                 792,220        1,199,520
        24,550            COMMERCIAL METALS CO                                                 626,414          722,998
        10,500            DELTIC TIMBER CORP                                                   503,271          540,645
        15,000            FOUNDATION COAL HLDGS INC                                            565,634          787,500
        45,560            GLATFELTER                                                           663,217          697,524
        20,075            GREIF INC                                                          1,093,191        1,312,303
        16,179            HAYNES INTL INC (b)                                                1,216,707        1,124,441
        25,000            HERCULES INC                                                         517,543          483,750
        25,460            METAL MGMT INC                                                     1,042,399        1,159,194
        29,450            NEWMARKET CORP                                                     1,357,992        1,640,071
        43,000            NORTH AMERN GALVANIZING                                              353,970          261,010
        11,300            NORTHWEST PIPE CO (b)                                                216,361          442,282
        79,408            PENFORD CORP                                                       2,151,860        2,032,051
        30,700            QUAKER CHEMICAL                                                      687,986          674,479
        35,025            QUANEX CORP                                                        1,600,278        1,817,798
        68,100            ROCK TENN CO                                                       1,919,691        1,730,421

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                                                              Fair            of
    Shares                                     Security                                       Cost          value (a)     net assets
--------------   ---------------------------------------------------------------------   -------------   --------------   ----------
        75,315            ROCKWOOD HLDGS INC (b)                                         $   2,381,321        2,501,964
        11,000            TEMPLE INLAND INC                                                    397,408          229,350
        14,000            TEXAS INDS INC                                                       775,328          981,400
        53,905            UAP HLDG CORP                                                      1,301,206        2,080,733
        45,800            USEC INC (b)                                                         413,504          412,200
        17,500            ZEP INC (b)                                                          250,988          242,725
                                                                                         -------------   --------------
                                                                                            22,367,537       24,580,164       9.95%
Utilities:
        11,900            ALLEGHENY ENERGY INC                                                 500,010          756,959
        47,300            ALLETE INC                                                         2,100,606        1,872,134
         8,700            CHESAPEAKE UTILS CORP                                                291,888          277,095
        19,000            CLECO CORP NEW                                                       470,134          528,200
         9,500            CONNECTICUT WTR SVC INC                                              231,400          223,915
        14,000            ITC HLDGS CORP                                                       638,988          789,880
        62,387            MDU RES GROUP INC                                                    730,625        1,722,505
        14,500            MIDDLESEX WTR CO                                                     275,166          274,775
        33,905            ONEOK INC NEW                                                        594,527        1,517,927
        42,000            PETROHAWK ENERGY CORP (b)                                            473,474          727,020
        22,000            PORTLAND GEN ELEC CO                                                 616,193          611,160
        21,100            SOUTHWEST WTR CO                                                     258,654          264,172
                                                                                         -------------   --------------
                                                                                             7,181,665        9,565,742       3.87%
ETFs:

Commodities:
        23,000            POWERSHARES DB MULTI SECTOR                                          601,373          758,770
                                                                                         -------------   --------------
                                                                                               601,373          758,770       0.31%
Cash equivalents:
    25,353,696            SSGA MONEY MARKET FUND, current rate 4.61%                        25,353,696       25,353,696      10.27%
                                                                                         -------------   --------------   --------
                             Grand Total (c)                                             $ 251,886,553      262,025,076     106.09%
                                                                                         =============   ==============   ========

Notes to schedule of investments:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At December 31, 2007, the cost for Federal income tax purposes was $251,955,963. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                  Gross unrealized appreciation              $   30,925,041
                  Gross unrealized depreciation                 (20,855,928)
                                                             --------------
                     Net unrealized appreciation             $   10,069,113
                                                             ==============

      (d) Foreign security values are stated in U.S. dollars. As of December 31, 2007, the value of foreign securities represented 1.50% of net assets.

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                                December 31, 2007

--------------------------------------------------------------------------------
               Clearwater Small Cap Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       11%
Consumer Staples                                                              3%
Energy                                                                        6%
Financials                                                                   13%
Healthcare                                                                    7%
Industrials                                                                  21%
Information Technology                                                       20%
Materials                                                                    10%
Utilities                                                                     4%
Cash equivalents and other assets/liabilities                                 5%
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                      Maturity    Coupon                       Fair          of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   ----------
             Closed-end funds:
    14,200     BLACKROCK MUNI YIELD                                                         $    179,537       177,358
    45,800     BLACKROCK MUNIHOLDINGS FL INSD                                                    581,019       572,958
    59,500     BLACKROCK MUNIHOLDINGS INSD FD                                                    749,861       713,405
    50,100     BLACKROCK MUNIYIELD FLA FD INC                                                    663,132       636,270
     1,300     BLACKROCK INSD MUN 2008                                                            20,579        19,539
    78,300     BLACKROCK MUNIYIELD INSD FD                                                     1,032,557       994,410
    54,700     BLACKROCK MUNIYIELD PA INSD                                                       774,527       746,108
    28,100     BLACKROCK MUNIYIELD QUALITY FD                                                    333,747       325,960
    43,800     BLACKROCK MUNIYIELD MI INSD FD                                                    600,209       578,598
    23,300     BLACKROCK MUNIYIELD MICH INSD                                                     291,910       291,250
     7,900     DTF TAX FREE INCOME INC                                                           112,142       110,837
   189,900     DWS MUN INCOME TR                                                               2,088,622     2,011,041
    19,300     EATON VANCE FLA MUN INCOME TR                                                     272,752       247,040
     1,100     EATON VANCE INSD MI MUN BD FD                                                      15,510        14,905
     2,400     EATON VANCE NJ MUN INCOME TR                                                       32,386        30,840
    83,800     INSURED MUN INCOME FD                                                           1,122,241     1,064,260
    58,900     INVESTMENT GRADE MUNI INC FD                                                      803,346       758,632
    90,000     MBIA CAP CLAYMORE MANAGED                                                       1,162,120     1,117,800
     6,600     MORGAN STANLEY DEAN WITTER                                                         57,553        55,836
    41,500     MSDW QUAL MUNI INVESTMENT TR                                                      534,041       524,560
     9,100     NEUBERGER BERMAN INTER MUN FD                                                     119,152       117,299
    77,300     NUVEEN FLA INVT QUALITY MUN FD                                                  1,054,571     1,000,262
    13,500     NUVEEN INSD DIVID ADVANTAGE                                                       181,771       182,790
     4,800     NUVEEN MASS PREM INCOME MUN FD                                                     65,734        61,104
    10,600     NUVEEN MICH PREM INCOME MUN FD                                                    143,655       135,150
    15,500     NUVEEN N J INVT QUALITY MUN FD                                                    211,528       200,725
    26,900     NUVEEN PREM INCOME MUN FD 2                                                       381,052       365,840
    27,100     NUVEEN PREMIER INC                                                                367,653       349,048
   124,100     NUVEEN FLA QUALITY INCOME MUN                                                   1,726,853     1,618,264
    48,500     NUVEEN PA INVT QUALITY MUN FD                                                     673,352       630,985
    34,888     PUTNAM INVT GRADE MUN TR                                                          342,110       331,436
    23,769     PUTNAM MUNICIPAL BOND FUND                                                        284,313       278,810
    27,898     PUTNAM MUN OPPORTUITIES TR                                                        328,894       313,016
   129,600     SELIGMAN SELECT MUN FD INC                                                      1,299,178     1,275,264
    35,900     VAN KAMPEN MERRITT ADVANTAGE                                                      443,969       435,467
    44,100     VAN KAMPEN MERRITT PA                                                             618,549       572,859
     5,400     VAN KAMPEN MERRITT SELECT SECT                                                     65,756        63,504
    31,977     VAN KAMPEN MERRITT TR INVT                                                        476,537       440,963
    29,800     WESTERN ASSET PARTNERS FD INC                                                     389,379       394,552
    22,000     WESTERN ASSET MGNT MUNS FD INC                                                    240,488       238,920
                                                                                           -------------   -----------
                                                                                              20,842,286    19,997,865         5.93%

             Municipal bonds:
   950,000     ABILENE TX HLTH FACS DEV CORP (b)                     11/15/2028    5.250   $     950,046       923,828
   300,000     AGUA CAIENTE BAND                                       7/1/2008    4.600         300,505       300,057
   575,000     AJCKSONVILLE FL ECONOMIC DEV                            9/1/2017    6.000         575,000       575,362
   200,000     ALABAMA SPL CARE FACS FING                             11/1/2019    5.000         210,075       206,160
 1,250,000     ALABAMA ST UNIV REV                                     8/1/2028    5.250       1,302,238     1,323,850
   350,000     ALASKA INDL DEV & EXPT AUTH                            12/1/2010    5.400         350,000       345,776
   250,000     ALASKA INDL DEV & EXPT AUTH CM                         12/1/2011    5.450         250,000       246,470
   250,000     ALASKA ST HSG FIN CORP                                 12/1/2030    5.000         259,752       257,125
   250,000     ALBANY NY INDL DEV AGY CIVIC                            4/1/2020    5.000         255,571       241,210
   300,000     ALBANY NY INDL DEV AGY CIVIC                            5/1/2016    6.500         300,000       255,162
   250,000     ALBEMARLE NC HOSP AUTH HEALTH                          10/1/2021    5.250         257,085       252,775
   500,000     ALEXANDRIA VA REDEV & HSG AUTH                         10/1/2029    6.125         528,676       517,075
   300,000     ALLEGHENY CNTY PA HOSP DEV                              4/1/2008    3.300         299,671       299,136
   340,000     ALLEGHENY CNTY PA HOSP DEV                              4/1/2009    3.500         337,958       336,117
   350,000     ALLEGHENY CNTY PA HOSP DEV                              4/1/2010    3.875         346,120       345,055
   250,000     AMHERST NY INDL DEV AGY CIVICF                          1/1/2013    4.875         250,000       241,505
   500,000     ANDERSON IN ECONOMIC DEV REV                           10/1/2021    4.750         495,497       475,460
   500,000     ANNAPOLIS MD ECONOMIC DEV REV                          10/1/2027    5.000         512,768       483,690
   250,000     ANNAWAN IL TAX INCREMENT REV                            1/1/2018    5.625         250,000       239,603
   470,000     ARBOR GREENE CMNTY DEV DIST FL                          5/1/2019    5.000         479,356       486,727
   500,000     ARIZONA HEALTH FACS AUTH                               10/1/2010    4.750         500,000       491,135
   790,807     ARIZONA HEALTH FACS AUTH REV                            7/1/2027    5.250         805,886       783,216
   800,000     ARIZONA HEALTH FACS AUTH REV                          11/15/2009    6.500         800,000       833,552

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                      Maturity    Coupon                       Fair          of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   ----------
 1,750,000     ARLINGTON TX SPL OBLIG                                 8/15/2034    5.000   $   1,882,176     1,825,338
   400,000     ASHEVILLE N C CTFS PARTN                                6/1/2018    5.125         405,960       404,524
   600,000     ATLANTA GA DEV AUTH REV                                 1/1/2031    5.000         614,413       591,930
   900,000     ATLANTA GA TAX ALLOCATION                               1/1/2020    5.400         894,208       881,730
   650,000     ATOKA CNTY OK                                          10/1/2018    5.875         641,573       631,352
   375,000     AUSTIN TX                                               1/1/2009    6.000         379,914       378,705
    50,000     AUSTIN TX UTIL SYS REV                                 5/15/2018    5.250          50,100        50,073
   500,000     AUSTIN TX WTR & WASTEWATER SYS                         5/15/2027    5.125         516,550       512,135
   400,000     AVE MARIA STEWARDSHIP CMNTY                            11/1/2012    4.800         399,578       368,168
   370,000     BADGER TOB ASSET SECURITIZATIO                          6/1/2027    6.125         379,195       382,965
   735,000     BADGER TOB ASSET SECURITIZATIO                          6/1/2017    6.000         764,332       747,039
   150,000     BANSON COMM PK CMNTY IMPT                               6/1/2010    5.000         149,153       149,775
   250,000     BAPTIST RD RRAL TRANSN AUTH CO                         12/1/2017    4.800         250,000       232,353
    50,000     BAY AREA GOVT ASSOC CA REV                            12/15/2014    6.000          51,396        50,670
   570,000     BEDFORD PARK IL TAX INCREMENT                           1/1/2012    4.625         567,946       561,119
   500,000     BELMONT CMNTY DEV DIST FL                              11/1/2014    5.125         499,266       455,415
   115,000     BENTON HARBOR MI CHARTER                                5/1/2009   10.000         115,000       113,596
   500,000     BERKELEY CNTY S C SCH DIST INS                         12/1/2019    5.250         521,732       516,650
   250,000     BERKELEY CNTY SC SCH DIST                              12/1/2028    5.000         251,244       247,430
   500,000     BERKELEY CNTY SC SCH DIST                              12/1/2024    5.250         519,256       509,900
   750,000     BERKELEY CNTY SC SCH DIST                              12/1/2020    5.000         760,633       767,850
   300,000     BEXAR CNTY TX HLTH FACS DEVCP                           7/1/2027    5.000         309,842       282,024
   250,000     BEXAR CNTY TX HSG FIN CORP                             12/1/2021    6.500         269,761       261,505
   250,000     BEXAR CNTY TX HSG FIN CORP MF                           6/1/2011    5.500         247,269       239,090
   495,000     BEXAR CNTY TX HSG FIN CORP MF                          9/15/2021    8.750         495,000       518,423
   590,000     BEXAR CNTY TX HSG FIN CORP MF                           8/1/2030    8.125         568,629       571,026
   835,000     BEXAR CNTY TX HSG FIN CORP MF (b)                       4/1/2030    9.000         832,401       769,453
   965,000     BEXAR CNTY TX HSG FIN CORP MF                          12/1/2036    9.250         941,215       968,542
 1,005,000     BEXAR CNTY TX HSG FIN CORP MF (b)                       6/1/2031   10.500       1,005,000       502,239
   590,000     BEXAR CNTY TX REV                                      8/15/2022    5.750         619,969       618,715
   500,000     BI STATE DEV AGY MO IL MET                             10/1/2033    5.250         503,771       503,070
   350,000     BIRMINGHAM BAPTIST MED CTR AL                         11/15/2030    5.000         357,880       320,761
   140,000     BIRMINGHAM SOUTHERN COLLEGE AL                         12/1/2025    6.125         142,892       140,239
   500,000     BIRMINGHAM SOUTHERN COLLEGE AL                         12/1/2019    5.350         505,534       500,130
   500,000     BISMARCK STATE COLLEGE                                  4/1/2032    5.010         509,127       466,980
   300,000     BLOUNT CNTY TN HEALTH & EDL                             4/1/2012    4.750         299,298       289,845
   250,000     BLUE ASH OH TAX INCREMENT                              12/1/2021    5.000         253,421       250,093
   500,000     BOONE CNTY IND REDEV DIST TAX                           8/1/2023    5.375         506,275       511,650
   750,000     BOONE CNTY IND REDEV DIST TAX                           8/1/2028    5.000         740,478       724,710
   750,000     BRAZOS CNTY TX HEALTH FAC DEV                           1/1/2032    5.375         772,898       751,905
   400,000     BRAZOS RIV TX HBR NAV DIST                             5/15/2033    4.950         400,000       377,796
   650,000     BREMER CNTY IA RETIREMENT FAC                         11/15/2030    4.500         650,000       645,041
   500,000     BREVARD CNTY FL HEALTH FACS                             4/1/2036    5.000         465,690       476,355
   314,000     BRIDGEVILLE DEL SPL OBLIG                               7/1/2035    5.125         314,000       313,218
   250,000     BROWNSBURG IND REDEV AUTH ECON                          2/1/2029    4.700         250,000       238,748
   250,000     BROWNSBURG IND REV AUTH                                 8/1/2024    4.625         250,000       246,010
   100,000     BROWNSVILLE TX (c)                                     2/15/2011    4.890          85,162        82,793
   750,000     BUCKEYE OH TOB SETTLEMENT                               6/1/2024    5.125         720,478       710,115
   165,000     BULLHEAD CITY AZ SPL ASSMT                              1/1/2010    6.100         165,876       166,073
   395,000     BUTLER CNTY PA                                         10/1/2034    4.761         395,000       367,338
   150,000     CALIFORNIA CMNTYS HSG FIN AGY                           8/1/2012    4.650         149,726       148,923
   180,000     CALIFORNIA CMNTYS HSG FIN AGY                          12/1/2011    5.000         179,727       178,245
   260,000     CALIFORNIA CMNTYS HSG FIN AGY                          11/1/2012    4.850         259,064       258,885
   400,000     CALIFORNIA CMNTYS HSG FIN AGY                          10/1/2011    5.000         399,416       396,088
   180,000     CALIFORNIA CNTY                                         6/1/2023    5.625         172,225       177,259
   500,000     CALIFORNIA CNTY CA                                      6/1/2036    5.000         494,750       430,660
   200,000     CALIFORNIA CNTY CA TOB SECTZTN                          6/1/2021    4.500         197,420       188,342
   410,000     CALIFORNIA CNTY CALIF TOB                               6/1/2019    4.750         396,822       399,098
   500,000     CALIFORNIA HEALTH FACS FING                             4/1/2010    5.300         511,564       512,900
   500,000     CALIFORNIA HEALTH FACS FING AU                          3/1/2033    5.000         506,779       489,450
   750,000     CALIFORNIA MUN FIN AUTH ED REV                          6/1/2026    5.250         744,118       712,193
    40,000     CALIFORNIA ST                                          10/1/2020    5.250          41,077        40,180
   275,000     CALIFORNIA ST DEPT WTR RES                             12/1/2022    5.000         277,084       278,025
   120,000     CALIFORNIA ST DEPT WTR RES CEN                         12/1/2027    5.375         125,388       120,755
   350,000     CALIFORNIA STATEWIDE CMNTYS                             9/1/2029    6.000         350,000       350,602
   750,000     CALIFORNIA STATEWIDE CMNTYS                             3/1/2035    5.000         757,500       744,990
   750,000     CALIFORNIA STATEWIDE CMNTYS                             4/1/2037    5.125         758,478       687,405
   750,000     CALIFORNIA STATEWIDE CMNTYS                             6/1/2017    5.400         747,224       753,533
   500,000     CAMERON TX ED CORP REV                                 8/15/2021    5.000         495,600       470,055

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                      Maturity    Coupon                       Fair          of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   ----------
    80,000     CAPE GIRARDEAU CNTY MO INDL                             6/1/2032    5.750   $      83,054        80,786
   750,000     CAPITAL TR AGY FL MULTIFAMILY                           6/1/2038    5.875         763,659       687,218
   485,000     CAPITAL TR AGY FLA MULTIFAMILY                          6/1/2013    4.750         485,000       463,000
 1,402,977     CARLSBAD NM INDL DEV REV                               4/15/2021    5.750       1,445,953     1,402,191
   230,000     CARSON CITY NV HOSP REV                                 9/1/2031    5.750         240,013       231,359
   750,000     CARTHAGE MO HOSP REV                                    4/1/2010    4.500         739,777       725,820
   245,000     CATTARAUGUS CNTY NY INDL DEV                            8/1/2023    5.250         254,111       249,574
 1,130,000     CENTRAL FALLS RI DETENTION FAC                         1/15/2009    6.000       1,130,000     1,128,621
   305,000     CENTRAL NINE IN CAREER CTR BLG                         1/15/2015    5.500         324,167       329,675
   140,000     CHANDLER PARK ACADEMY MICH PUB                         11/1/2022    5.000         133,430       131,534
   270,000     CHARLESTON CNTY SC HOSP FACS                           10/1/2019    5.500         278,109       272,732
   400,000     CHARTIERS VALLEY PA INDL                               8/15/2012    5.000         397,542       404,232
   500,000     CHATHAM CNTY GA HOSP AUTH REV                           1/1/2034    5.500         521,356       457,795
   500,000     CHEROKEE NATION OK HLTHCARE                            12/1/2021    4.600         500,000       446,515
   250,000     CHESTERFIELD CNTY VA INDL DEV                           6/1/2017    5.875         256,675       264,358
   450,000     CHESTERFIELD CNTY VA INDL DEV                           7/1/2019    5.200         412,678       461,921
    20,000     CHICAGO IL MET HSG DEV CORP                             7/1/2022    6.850          20,630        20,608
 1,000,000     CHICAGO IL TAX INCREMENT                               12/1/2008    6.500         994,552     1,021,290
   750,000     CHICKASAW NATION OK                                    12/1/2017    5.375         750,000       761,310
   295,000     CINCO TX MUN UTIL DIST NO 1                            12/1/2017    4.600         295,727       295,215
   500,000     CITIZEN POTAWATOMI NATION OK                            9/1/2016    6.500         500,000       522,055
   250,000     CLARK CNTY NV ECONOMIC DEV REV                         5/15/2033    5.375         254,475       251,663
   455,000     CLARK CNTY NV IMPT DIST                                 2/1/2019    5.000         456,944       422,882
   500,000     CLARK CNTY NV POLLUTN CTL REV                          10/1/2011    5.300         500,000       493,700
   500,000     CLEVELAND CUYAHOGA CNTY OH                             5/15/2023    5.250         500,000       484,340
   150,000     CLEVELAND OH WTRWKS REV                                 1/1/2023    5.000         153,044       151,500
   235,000     COLORADO EDL & CULTURAL FACS                           6/15/2012    4.625         231,760       234,854
    95,000     COLORADO HEALTH FACS AUTH REV                          12/1/2010    6.250          95,000        99,654
   295,000     COLORADO HEALTH FACS AUTH REV                          12/1/2008    4.400         294,215       295,475
   600,000     COLORADO HEALTH FACS AUTH REV                          9/15/2022    5.000         593,188       572,004
   750,000     COMPARK BUSINESS CAMPUS                                12/1/2027    5.750         766,984       785,753
   280,000     CONCORDE ESTATES CMNTY DEV DIS                          5/1/2011    5.000         279,144       275,058
   250,000     CONNECTICUT ST                                          7/1/2025    5.000         254,805       249,423
 1,250,000     CONNECTICUT ST DEV AUTH POLLTN WST MA                   9/1/2028    5.850       1,323,487     1,279,138
 1,870,000     CONNECTICUT ST DEV AUTH POLLTN CT LT & PWR              9/1/2028    5.850       1,938,308     1,913,590
   400,000     CONNERTON W CMNTY DEV DIST FL                           5/1/2016    5.125         399,296       358,928
   225,000     COOLIDGE AZ UNI SCH DIST                               10/1/2010    4.150         224,420       225,029
   250,000     CORALVILLE IA                                           6/1/2018    5.000         247,986       260,945
   643,000     CORTLAND IL SPL TAX REV                                 3/1/2017    5.500         637,324       628,533
   100,000     COW CREEK BAND UMPQUA TRIBE (b)                         5/1/2035    5.000         100,000        99,628
 1,070,000     CROW FIN AUTH MINN TRIBAL PUR                          10/1/2017    5.650       1,017,742     1,092,866
   482,000     DALLAS TX HSG FIN CORP                                10/20/2032    6.750         497,308       508,028
   750,000     DAYTON OH SPL FACS REV                                  2/1/2018    5.625         796,500       765,788
   250,000     DENHAM SPRINGS LIVN HSG & MTG                          11/1/2040    5.000         260,559       256,408
   750,000     DENVER CO CONVENTION CTR                               12/1/2026    5.125         783,887       767,220
   500,000     DENVER COLO CONVENTION CTR                             12/1/2030    5.000         513,060       503,695
   585,000     DETROIT CMNTY HIGH SCH MI                              11/1/2010    5.000         585,000       578,963
   500,000     DETROIT LAKES MN HSG & HEALTH                           8/1/2034    4.250         500,000       489,980
   500,000     DINUBA CA FING AUTH LEASE REV                           9/1/2038    5.375         494,419       452,175
 1,250,000     DIRECTOR ST NV DEPT BUSINESS                          11/15/2014    6.000       1,236,101     1,033,000
   750,000     DISTRICT COLUMBIA REV                                   6/1/2026    5.000         767,916       675,930
   500,000     DORCHESTER CNTY S C SCH DIST                           12/1/2029    5.250         505,875       506,920
   495,000     DURBIN CROSSING CMNTY DEV                              11/1/2010    4.875         494,632       472,542
   300,000     EAST BATON ROUGE                                       10/1/2028    4.500         300,000       288,810
   500,000     EAST BATON ROUGE LA MTG FIN                            10/1/2024    4.625         500,000       501,915
 1,000,000     EAST POINT GA                                           2/1/2026    8.000       1,139,228     1,098,940
   150,000     EAST ROCHESTER NY HSG AUTH REV                         8/15/2028    5.250         158,000       157,778
   800,000     EDEN PRAIRIE MN MLT FAM HSG                            2/20/2043    6.200         874,558       858,848
   325,000     EL PASO CNTY TEX HSG FIN CORP                          12/1/2015    7.000         325,000       325,075
   300,000     EL PASO TX HEALTH FACS DEV                             8/15/2012    7.000         300,000       326,034
   500,000     ERIE CNTY OH HOSP FACS REV                             8/15/2013    6.000         535,171       543,090
   500,000     ERNEST N MORIAL NEW ORLEANS LA                         7/15/2028    5.250         512,624       546,730
   500,000     ESTHERVILLE IA HOSP REV                                 7/1/2020    6.300         508,744       523,115
 3,000,000     FARGO N D UNIV FACS REV                               11/29/2027    5.110       3,050,375     3,002,010
   500,000     FARMINGTON N MEX HOSP REV                               6/1/2022    5.000         510,519       502,780
   170,000     FARMINGTON NM POLLUTN CTL REV                           4/1/2022    5.800         173,541       170,598
   750,000     FARMS NEW KENT VA                                       3/1/2036    5.125         750,000       653,483
   250,000     FIDDELERS BUSINESS IMPT DIST                           12/1/2032    5.000         256,317       209,260
   315,000     FIDDLERS CREEK CMNTY DEV DIST                           5/1/2013    5.750         313,206       313,844

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                           Percent
                                                                      Maturity    Coupon                       Fair          of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   ----------
   400,000     FLAGSTAFF AZ                                            1/1/2022    5.000   $     401,878       402,264
   700,000     FLORIDA ST BRD ED CAP OUTLAY                            6/1/2021    4.750         705,042       701,687
   350,000     FLORIDA ST DIV BD FIN DEPT                              7/1/2011    5.000         362,286       353,259
 1,250,000     FOREST CREEK CMNTY DEV DIST                             5/1/2011    4.850       1,249,016     1,183,425
   250,000     FORT BEND CNTY TX LEVEE IMPT                            9/1/2032    5.000         250,240       236,765
   500,000     FULTON CNTY GA DEV AUTH                                11/1/2028    5.250         492,184       451,025
   300,000     FULTON CNTY PA INDL DEV AUTH                            7/1/2009    5.300         299,731       296,955
   330,000     FULTON CNTY PA INDL DEV AUTH                            7/1/2011    5.375         329,304       325,941
   325,000     GALVESTON CNTY TX HEALTH FACS                          11/1/2014    5.000         331,353       326,804
 1,000,000     GALVESTON CNTY TX MUN UTIL                             8/13/2008    6.000       1,000,000     1,017,840
   500,000     GARDEN GROVE CA CTFS PARTN                              8/1/2023    5.700         513,221       501,635
   500,000     GARZA CNTY TX PUB FAC CORP                             10/1/2016    5.500         513,043       501,850
   750,000     GARZA CNTY TX PUB FAC CORP                             10/1/2011    5.000         753,133       745,268
   370,000     GATEWAY SVCS CMNTY DEV DIST FL                          5/1/2010    5.500         368,251       369,922
   400,000     GEISINGER AUTH PA HLTH SYS REV                          5/1/2037    4.831         400,000       348,900
   355,000     GENESEE CNTY NY INDL DEV                               12/1/2014    4.750         355,000       337,779
    20,000     GEORGIA MUN ELEC AUTH PWR REV (c)                       1/1/2012    4.743          16,199        15,595
   200,000     GLENDALE AZ INDL DEV AUTH REV                          5/15/2028    5.375         203,174       201,958
 1,000,000     GOLDEN ST                                               6/1/2047    5.125         846,041       844,100
 1,000,000     GOLDEN ST TOB SECURITIZATION (c)                        6/1/2022    1.294         830,284       874,540
 1,750,000     GOLDEN ST TOB SECURITIZATION                            6/1/2019    5.000       1,815,285     1,757,403
   395,000     GRAVOIS BLUFFS TRANSN DEV MO                            5/1/2018    4.000         391,686       391,058
   500,000     GREENVILLE CNTY S C SCH DIST                           12/1/2028    5.000         518,769       510,985
   495,000     GROVE CITY PA AREA HOSP AUTH                            7/1/2012    5.250         493,498       495,351
   320,000     HARRIS CNTY TEX MUN UTIL DIST                           9/1/2018    5.000         320,772       320,074
   300,000     HARRISBURG PA AUTH UNIV REV                             9/1/2016    5.400         300,000       303,183
   250,000     HARRISONVILLE MO ANNUAL                                11/1/2028    4.625         241,707       231,888
 1,000,000     HARTLAND MI CONS SCH DIST                               5/1/2029    5.125       1,023,007     1,023,030
   350,000     HARVEY IL                                              12/1/2027    5.500         359,661       345,191
   360,000     HEALTH CARE AUTH FOR BAPTIST H                        11/15/2018    5.000         372,431       364,536
 1,500,000     HENDERSON NV LOC IMPT DISTS                             9/1/2010    4.500       1,500,000     1,449,660
   145,000     HERITAGE ISLE AT VIERA CMNTY                           11/1/2009    5.000         144,930       145,017
   215,000     HERITAGE ISLE AT VIERA CMNTY                           11/1/2013    5.000         214,535       199,974
   775,000     HIGHLANDS CNTY FLA HEALTH FACS                        11/15/2027    5.000         789,966       765,344
   500,000     HILLSBOROUGH CNTY FL INDL DEV                          10/1/2024    5.250         512,580       503,530
   500,000     HIMALAYA WTR & SANTN DIST CO                           12/1/2035    5.000         513,555       493,680
   400,000     HOUMA TERR PUB TR FINAUTH LA                           12/1/2040    5.150         418,867       414,916
   250,000     HOWARD CNTY MD RETIREMENT                               4/1/2027    5.250         256,626       226,490
   750,000     HUNTSVILLE AL HEALTH CARE AUTH                          6/1/2022    5.625         786,319       775,380
   400,000     HUNTSVILLE REDSTONE VLG AL                              1/1/2015    5.250         400,000       385,376
   500,000     HURON CNTY OH HOSP FACS REV                            12/1/2022    5.000         502,216       504,280
   110,000     IDAHO HEALTH FACS AUTH HOSP                             8/1/2010    6.000         110,493       109,772
   120,000     IDAHO HEALTH FACS AUTH HOSP                             8/1/2009    5.750         120,429       119,412
   245,000     IDAHO HSG & FIN ASSN                                    8/1/2017    6.250         245,000       242,986
   240,000     IDAHO HSG & FIN ASSN NON PROFI                          8/1/2010    5.750         240,000       239,786
   170,000     ILLINOIS DEV FIN AUTH POLLUTN                           2/1/2024    5.700         174,339       172,553
   730,000     ILLINOIS DEV FIN AUTH POLLUTN                           3/1/2014    5.500         738,039       730,088
   100,000     ILLINOIS DEV FIN AUTH REV                               7/1/2008    5.800         100,506       100,811
   240,000     ILLINOIS DEV FIN AUTH REV                               7/1/2009    5.900         241,808       243,168
   250,000     ILLINOIS DEV FIN AUTH REV                              5/15/2021    5.500         259,842       253,973
   475,000     ILLINOIS DEV FIN AUTH REV                               7/1/2019    6.050         476,611       479,669
   750,000     ILLINOIS EDL FACS AUTH                                  7/1/2038    5.125         765,736       762,383
   400,000     ILLINOIS FIN                                          11/15/2016    5.400         395,805       382,216
   500,000     ILLINOIS FIN                                           3/15/2027    5.000         523,887       509,385
   500,000     ILLINOIS FIN AUTH ED REV                                9/1/2027    5.000         509,168       430,680
   150,000     ILLINOIS FIN AUTH REV                                  12/1/2036    5.000         152,036       131,276
   250,000     ILLINOIS FIN AUTH REV                                  5/15/2038    5.750         257,409       227,870
   250,000     ILLINOIS FIN AUTH REV                                  12/1/2021    5.000         256,679       238,293
   375,000     ILLINOIS FIN AUTH REV                                   4/1/2026    5.000         381,994       364,478
   500,000     ILLINOIS FIN AUTH REV                                  5/15/2012    5.100         498,054       486,880
   500,000     ILLINOIS FIN AUTH REV                                  2/15/2038    5.875         506,247       462,095
   500,000     ILLINOIS FIN AUTH REV                                  2/15/2038    5.400         500,000       487,975
   500,000     ILLINOIS FIN AUTH REV                                 11/15/2016    5.000         514,425       493,805
   600,000     ILLINOIS FIN AUTH REV                                  5/15/2012    5.250         603,445       589,524
   610,000     ILLINOIS FIN AUTH REV                                  8/15/2026    6.000         625,694       594,610
   650,000     ILLINOIS FIN AUTH REV                                  5/15/2015    5.250         659,894       623,305
   750,000     ILLINOIS FIN AUTH REV                                 11/15/2035    5.000         750,000       735,443
   750,000     ILLINOIS FIN AUTH REV                                  5/15/2026    5.750         726,778       701,160
   875,000     ILLINOIS FIN AUTH REV                                   2/1/2037    5.250         873,187       836,071

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate        Cost         value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   -----------
 1,250,000     ILLINOIS FIN AUTH REV                                 11/15/2022    5.250   $   1,247,340     1,286,800
   440,000     ILLINOIS FIN AUTH SPORTS FAC                           12/1/2035    7.000         436,579       428,560
   500,000     ILLINOIS FN AUTH REV                                  11/15/2026    5.250         515,145       468,395
   500,000     ILLINOIS HEALTH FACS AUTH REV                          2/15/2037    5.150         502,212       503,975
 1,000,000     ILLINOIS HEALTH FACS AUTH REV                         11/15/2031    6.500       1,000,000     1,000,000
 1,095,000     ILLINOIS HEALTH FACS AUTH REV                          5/15/2032    5.500       1,123,886     1,071,206
 2,000,000     ILLINOIS HEALTH FACS AUTH REV                          8/15/2033    5.100       2,066,433     2,014,940
   500,000     ILLINOIS HSG DEV AUTH                                   7/1/2028    4.800         500,000       502,085
   250,000     ILLINOIS ST SALES TAX REV                              6/15/2009    5.000         252,521       250,368
   500,000     ILLNOIS FIN AUTH SPORTS FAC RE                         10/1/2037    6.250         483,621       461,450
   750,000     ILLNOIS FIN AUTH SPORTS FAC RE                         10/1/2027    6.125         729,083       700,335
   500,000     INDIANA HEALTH & EDL FAC                               2/15/2036    5.250         503,327       491,670
   750,000     INDIANA HEALTH & EDL FAC                                3/1/2022    5.500         762,344       742,305
   250,000     INDIANA HEALTH & EDL FAC FING                         11/15/2025    5.250         255,436       250,223
   190,000     INDIANA HLTH FAC FING AUTH REV                         8/15/2018    5.000         170,721       190,939
   620,000     INDIANA HLTH FAC FING AUTH REV                         8/15/2009    4.750         603,460       626,770
   300,000     INDIANA HLTH FAC HOSP REV                               1/1/2023    6.000         306,408       300,249
   350,000     INDIANA HLTH FAC HOSP REV                              2/15/2018    5.250         359,680       354,284
   280,000     INDIANA ST DEV FIN AUTH POLLUT                          3/1/2030    5.000         281,181       280,255
   250,000     INDUSTRY CA URBAN DEV AGY                               5/1/2021    4.750         254,745       254,423
   300,000     INTERCOMMUNITY HOSP AUTH CA CT                         11/1/2019    5.250         311,750       295,692
   200,000     INTERLOCKEN MET DIST CO                               12/15/2019    5.750         205,555       209,988
   300,000     INTERLOCKEN MT CIST CO                                12/15/2019    5.750         318,442       314,982
 2,500,000     INTERMEDIATE SCH DIST 287 MN                           11/1/2032    5.295       2,547,076     2,364,575
 1,000,000     INTERMEIDIATE SCH DIST 287 MN                           1/1/2028    5.460       1,021,905       979,160
   200,000     IOWA FIN AUTH RETIREMENT CMNTY                        11/15/2009    4.250         199,111       194,580
   200,000     IOWA FIN AUTH RETIREMENT CMNTY                        11/15/2011    4.750         198,255       193,232
   225,000     IOWA FIN AUTH SR HSG REV                               11/1/2011    5.000         225,000       218,349
   400,000     IOWA FIN AUTH SR HSG REV                               12/1/2014    5.000         396,968       377,388
   500,000     IOWA FIN AUTH SR LIVING FAC                           11/15/2027    5.500         511,853       453,400
   500,000     JACKSONVILLE FL                                         3/1/2047    4.550         500,000       439,595
   500,000     JACKSONVILLE FL HLTH FACS REV                          11/1/2027    5.000         482,295       488,590
   500,000     JACKSONVILLE FL HLTH FACS REV                          11/1/2022    5.000         494,816       502,475
   250,000     JEFFERSON PARISH LA FIN AUTH                            6/1/2033    5.000         263,857       257,278
   250,000     JEFFERSON PARISH LA FIN AUTH                           12/1/2048    5.700         263,848       264,253
 1,750,000     JEFFERSON PARISH LA FIN AUTH R                          6/1/2038    5.000       1,849,746     1,738,555
   250,000     JOHNSON CITY TN HEALTH & EDL                           2/15/2009    4.500         249,320       247,115
   700,000     JOPLIN MO INDL DEV AUTH                                5/15/2017    5.500         710,184       679,273
   290,000     JOPLIN MO INDL DEV AUTH HEALTH                         2/15/2008    4.000         290,230       289,965
   280,000     JUBAN PARK CMNTY DEV DIST LA                           10/1/2014    5.150         280,000       269,097
 1,500,000     KALISPEL TRIBE INDIANS                                  1/1/2016    6.200       1,500,000     1,498,350
   250,000     KANSAS CITY MO TAX INCREMENT                            3/1/2012    5.000         248,600       249,473
 1,000,000     KENT HOSP FIN AUTH MICH REV                             7/1/2035    6.000       1,065,274     1,023,300
   250,000     KENTWOOD MI ECONOMIC DEV                              11/15/2036    5.375         261,366       223,495
   700,000     KENTWOOD MI ECONOMIC DEV                              11/15/2026    5.250         710,564       645,204
 2,750,000     KERRVILLE TEX HEALTH FACS                              8/15/2035    5.450       2,739,419     2,573,285
   605,000     KERSHAW CNTY SC PUB SCHS                               12/1/2025    5.000         618,231       620,512
 1,510,000     KING CNTY WA                                            1/1/2030    5.000       1,519,201     1,526,414
   350,000     KLICKITAT CNTY WA PUB HOSP                             12/1/2020    6.000         350,000       352,580
   500,000     KNOX CNTY TN HEALTH EDL & HSG                           4/1/2027    5.250         516,623       496,665
   400,000     KRONENWETTER WI                                         3/1/2017    5.000         404,692       401,268
   500,000     KRONENWETTER WI REDEV AUTH                              6/1/2008    4.800         501,109       502,630
 1,098,000     LAFAYETTE LA PUB TR FING AUTH                           1/1/2041    5.350       1,142,779     1,158,884
   490,000     LAKE ASHTON II CMNTY DEV DIST                          11/1/2010    4.875         490,650       488,775
   650,000     LAKELAND FL HOSP SYS REV                              11/15/2032    5.000         661,605       621,023
   250,000     LANCASTER CNTY PA HOSP AUTH                            11/1/2026    5.000         261,761       248,175
   400,000     LANCASTER CNTY PA HOSP AUTH                             7/1/2012    5.200         399,672       400,444
 1,000,000     LANCASTER CNTY PA HOSP AUTH                             7/1/2022    6.100         997,100     1,000,710
   400,000     LANGSTON OK ECONOMIC DEV AUTH                           5/1/2026    5.250         414,313       371,708
   250,000     LEBANON CNTY PA HEALTH FACS                           12/15/2008    4.000         250,000       247,165
   250,000     LEE CNTY FL INDL DEV AUTH                             11/15/2029    5.000         256,190       221,278
   750,000     LEE CNTY FL INDL DEV AUTH REV                          6/15/2027    5.250         754,936       666,600
   350,000     LEE CNTY FL WTR & SWR REV                              10/1/2027    5.000         354,026       359,650
   250,000     LEHIGH CNTY PA GEN PURP AUTH                           8/15/2042    5.081         250,000       216,338
   245,000     LEWIS CNTY WA PUB HOSP DIST                            12/1/2011    6.000         246,357       245,448
    45,000     LEWISVILLE TX INDPT SCH DIST                           8/15/2025    5.000          45,877        46,525
   250,000     LITTLE ELM TX                                           8/1/2019    5.600         261,771       263,568
   550,000     LOMBARD IL PUB FACS CORP                                1/1/2030    5.500         580,631       513,156
 1,750,000     LOMBARD IL PUB FACS CORP                                1/1/2036    5.250       1,789,731     1,750,560

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate        Cost         value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   -----------
   500,000     LOMBARD IL PUB FACS CORP REV                            1/1/2015    6.375   $     500,000       500,000
   300,000     LOMBARD ILL PUB FACS CORP                               1/1/2025    5.500         319,304       288,006
   250,000     LOMPOC CA HLTHCARE DIST                                 8/1/2034    5.000         254,201       255,173
   500,000     LOS ANGELES CA HSG AUTH                                 6/1/2029    5.000         519,006       494,150
   400,000     LOUDOUN CNTY VA DEV INDL AUTH                           8/1/2028    5.000         400,000       400,128
 1,750,000     LOUISIANA HSG FIN AGY                                  12/1/2038    5.700       1,859,743     1,911,508
   250,000     LOUISIANA HSG FIN AGY SINGLE                           10/1/2022    4.800         250,000       255,215
   400,000     LOUISIANA HSG FIN AGY SINGLE F                          6/1/2038    5.850         433,822       435,116
   400,000     LOUISIANA LOC GOVT ENV FACS                            11/1/2032    6.750         400,000       397,756
   490,000     LOUISIANA LOC GOVT ENVIR FACS                          6/20/2028    8.000         490,000       475,854
   100,000     LOUISIANA PUB FACS AUTH REV                             2/1/2028    5.000         102,493       102,025
   400,000     LOUISIANA PUB FACS AUTH REV                            12/1/2015    6.500         411,888       400,524
   500,000     LOUISIANA PUB FACS AUTH REV                            2/15/2036    4.761         500,000       461,450
   750,000     LOUISVILLE JEFFERSON CNTY KY                           10/1/2036    5.250         788,542       729,870
    85,000     LUBBOCK TX HLTH FACS DEV CORP                          1/20/2010    5.000          85,000        85,706
   175,000     LUBBOCK TX HLTH FACS DEV CORP                          3/20/2012    5.000         175,000       179,162
   250,000     LUBBOCK TX HLTH FACS DEV CORP                           7/1/2023    5.000         252,070       251,895
   325,000     LUBBOCK TX HLTH FACS DEV CORP                           7/1/2019    5.250         329,414       330,008
   350,000     LUCAS CNTY OH HEALTH CARE FAC                          8/15/2015    6.375         340,951       366,895
   500,000     LYNN MA WTR & SWR COMN GEN REV                         12/1/2032    5.000         505,663       511,800
   689,672     LYONS CO REV                                          11/30/2016    4.750         697,378       674,210
   250,000     MADEIRA CMNTY DEV DIST FL                              11/1/2014    5.250         249,419       229,395
   475,000     MADISON CNTY FL REV                                     7/1/2025    6.000         467,412       461,439
   250,000     MADISON CNTY NY INDL DEV AGY                            2/1/2017    4.500         245,777       240,335
   250,000     MAGNOLIA CREEK CMNTY DEV DIST                           5/1/2014    5.600         250,000       235,293
 1,000,000     MALTA ILL TAX INCREMENT REV                           12/30/2025    5.750       1,000,000       943,950
   500,000     MANCHESTER N H HSG & REDEV (c)                          1/1/2020    5.248         263,652       265,970
   250,000     MANCHESTER NH HSG & REDEV                               1/1/2015    6.750         265,656       259,358
   650,000     MANHATTAN IL                                            3/1/2022    5.750         650,000       637,247
   500,000     MANITOWOC WI ELEC REV                                  10/1/2034    5.250         514,499       512,305
   500,000     MAPLE GROVE MN HEALTH CARE REV                          9/1/2029    5.000         505,779       490,240
   500,000     MARICOPA CNTY AZ HLTH FACS REV                          7/1/2032    5.250         524,743       501,110
   110,000     MARICOPA CNTY AZ HOSP REV                               1/1/2008    7.625         110,000       110,000
   250,000     MARICOPA CNTY AZ INDL DEV                               1/1/2027    6.625         266,811       271,125
   100,000     MARION CNTY IN CNVTN & RECTL                            6/1/2027    5.000         102,014       101,222
   500,000     MARQUIS CMNTY DEV AUTH VA REV                           9/1/2013    5.100         500,000       497,030
   215,000     MARYLAND ST ECONOMIC DEV CORP                          12/1/2011    4.750         213,477       212,988
   250,000     MARYLAND ST HEALTH & HIGHER                             1/1/2017    5.000         250,235       246,973
   750,000     MARYLAND ST HEALTH & HIGHER                             1/1/2013    4.750         750,000       718,275
   250,000     MARYLAND ST HEALTH & HIGHER ED                          1/1/2027    4.625         250,000       242,918
   500,000     MASHANTUCKET WSTRN PEQUOT                               9/1/2036    5.500         509,479       466,910
   500,000     MASSACHUSETTS ST                                        5/1/2037    4.631         500,000       448,920
 1,500,000     MASSACHUSETTS ST COLLEGE BLDG                           5/1/2039    5.375       1,570,101     1,545,015
   750,000     MASSACHUSETTS ST HEALTH & EDL                           7/1/2016    5.500         765,129       760,823
   500,000     MASSACHUSETTS ST HEALTH AUTH                            7/1/2018    5.000         518,221       517,800
   350,000     MASSACHUSETTS ST HLTH EDL FACS                        11/15/2009    5.125         352,748       355,786
   450,000     MASSACHUSETTS ST HLTH EDL FACS                          7/1/2028    5.000         464,102       453,411
   500,000     MASSACHUSETTS ST INDL FIN AGY                          2/15/2028    4.750         503,550       501,545
   750,000     MASSACHUSETTS ST INDL FIN AGY                          10/1/2023    5.000         770,238       765,435
   145,000     MASSACHUSETTS ST TPK AUTH MET                           1/1/2027    5.000         147,386       146,465
   225,000     MASSACHUSETTS ST TPK AUTH MET                           1/1/2029    5.250         231,899       227,509
   500,000     MASSACHUSETTS ST TPK AUTH MET                           1/1/2017    5.125         509,767       505,795
   500,000     MASSACHUSETTSC ST DEV FIN AGY                          10/1/2017    5.000         509,639       483,850
    80,000     MATAGORDA CNTY TX NAV DIST 1                            6/1/2026    5.250          81,761        82,330
   265,000     MATAGORDA CNTY TX NAV DIST 1                            6/1/2026    5.250         271,264       270,340
 1,000,000     MATTESON IL TAX INCREMENT REV                          12/1/2009    4.250       1,000,000       995,900
 1,750,000     MC ALESTER OKLA PUB WKS AUTH (c)                        2/1/2030    5.480         528,908       519,680
   200,000     MEAD VLG NE TAX INCREMENT REV                           7/1/2012    5.125         200,000       188,112
   115,000     MECKLENBURG CNTY NC INDL FACS                          12/1/2009    5.250         115,860       115,158
   500,000     MESQUITE TX HEALTH FACS DEV                            2/15/2015    5.000         502,944       501,310
   855,000     MET GOVT NASHVILLE DAVIDSON TN (b)                     6/20/2036   10.000         855,000       645,542
 1,075,000     MET GOVT NASHVILLE DAVIDSON TN                        12/20/2020    8.000       1,075,000     1,047,555
 1,850,000     MET GOVT NASHVILLE DAVIDSON TN                        12/20/2040    7.500       1,850,000     1,770,820
   500,000     METRO GOVT NSHVILLE TN WTR SWR                          1/1/2018    5.000         514,827       505,625
   850,000     METRO TRANSN AUTH NY SVC CONTR                          7/1/2030    5.000         881,800       873,588
   300,000     METROPOLITAN PIER & EXPO IL                            6/15/2012    5.250         306,978       300,432
   500,000     MI PUB EDL FACS AUTH REV                                9/1/2019    5.500         499,544       495,930
   500,000     MIAMI BEACH FL HLTH FACS HOSP                         11/15/2028    5.375         505,893       449,605
   500,000     MIAMI CNTY OH HOSP FACS REV                            5/15/2018    5.250         512,228       513,080

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   -----------
   500,000     MIAMI DADE CNTY FL EXPWY                                7/1/2029    5.125   $     521,407       520,010
   250,000     MIAMI DADE CNTY FL SPL OBLIG                           10/1/2037    5.000         257,051       252,335
   250,000     MICH TOB STLMT FIN AUTH                                 6/1/2022    5.125         240,730       240,258
   300,000     MICHIGAN PUB EDL FACS AUTH                              9/1/2022    5.000         300,000       281,991
   500,000     MICHIGAN PUB EDL FACS AUTH REV                         10/1/2023    6.250         500,000       501,205
   750,000     MICHIGAN PUB EDL FACS AUTH REV                          9/1/2016    6.000         750,000       757,238
   175,000     MICHIGAN ST HOSP FIN AUTH REV                           6/1/2028    5.000         178,357       173,798
   220,000     MICHIGAN ST HOSP FIN AUTH REV                         11/15/2009    4.000         217,767       213,171
 1,000,000     MICHIGAN ST STRATEGIC FD                                9/1/2029    5.450       1,060,118     1,052,980
   250,000     MICHIGAN ST UNIV REVS                                  2/15/2037    4.691         250,000       227,080
   500,000     MIDCITIES MET DIST NO 2 CO                             12/1/2030    5.125         500,733       484,580
   500,000     MILLSBORO DE SPL OBLG                                   7/1/2036    5.450         500,000       463,630
   750,000     MILWAUKEE WI REDEV AUTH REV                             8/1/2015    5.125         749,934       751,133
   645,000     MINNESOTA ST HIGHER ED FACS                            10/1/2016    4.493         650,725       656,868
 1,000,000     MISSISSIPPI DEV BK SPL                                 10/1/2013    5.000       1,027,573     1,037,530
   250,000     MISSOURI ST DEV FIN BRD FACS                            4/1/2025    5.125         253,381       251,535
   500,000     MISSOURI ST DEV FIN BRD FACS                            4/1/2028    4.750         484,156       472,470
   500,000     MISSOURI ST HLTH & EDL FAC AUT                          2/1/2027    4.875         506,402       466,975
   500,000     MISSOURI ST HLTH & EDL FAC AUT                          2/1/2018    4.875         513,097       502,530
   980,000     MISSOURI ST HLTH & EDL FAC AUT                          2/1/2022    5.125       1,014,028       982,528
   375,000     MISSOURI ST HLTH & EDL FAC REV                         5/15/2025    5.125         390,463       382,024
   500,000     MONROE CNTY GA POLLUTN CTL REV                          7/1/2036    4.900         509,643       502,505
   355,000     MONROE MCKEEN PLAZA HSG DEV LA                          2/1/2012    6.800         356,776       355,550
   500,000     MONROEVILLE AL WTRWKS BRD                               1/1/2020    5.125         513,974       505,710
   250,000     MONTGOMERY AL EDL BLDG AUTH                            10/1/2032    5.250         262,129       244,225
   250,000     MONTGOMERY AL MED CLNIC BRD                             3/1/2031    5.250         256,656       232,728
   375,000     MONTGOMERY CNTY PA INDL DEV RE                          2/1/2028    6.125         369,672       370,076
   650,000     MONTGOMERY CNTY PA INDL DEV RE                          2/1/2014    5.375         645,841       630,864
   200,000     MONTGOMERY CNTY TX MUN UTIL                             3/1/2017    4.900         200,817       200,292
   250,000     MONTGOMERY IL SPL ASSMT                                 3/1/2030    4.700         250,236       226,983
   200,000     MOUNT CARBON MET DIST CO REV (b)(e)                     6/1/2043    1.000               0             0
   800,000     MOUNT CARBON MET DIST CO REV (e)                        6/1/2043    7.000         800,000       800,000
   300,000     MOUNT DORA FL HEALTH FACS AUTH                         8/15/2008    4.250         299,088       296,688
   130,000     MOUNTAIN REGL WTR SPL SVC DIST                         12/1/2008    6.250         129,747       131,193
   500,000     MULESHOE TX INDPT SCH DIST                             2/15/2031    5.000         504,864       500,450
   500,000     MURRAY CITY UT HOSP REV                                5/15/2022    5.000         503,194       500,195
   400,000     NASSAU CNTY N Y INDL DEV AGY                            1/1/2018    5.875         396,269       397,168
   140,000     NEW HAMPSHIRE HEALTH & ED                               7/1/2011    5.000         140,755       141,904
   480,000     NEW HAMPSHIRE HEALTH & ED                               7/1/2016    5.000         478,007       478,522
   300,000     NEW JERSEY ECONOMIC DEV AUTH                            1/1/2015    5.000         296,508       283,383
   250,000     NEW JERSEY HEALTH CARE FACS                             2/1/2021    5.000         258,765       257,673
   495,000     NEW JERSEY HEALTH CARE FACS FI                        11/15/2033    3.522         495,000       440,426
    45,000     NEW MEXICO MTG FIN AUTH                                 1/1/2026    6.950          47,379        45,746
   250,000     NEW MEXICO ST HOSP EQUIP LN                             7/1/2025    5.250         260,508       250,615
   250,000     NEW MEXICO ST HOSP EQUIP LN                            8/15/2017    5.000         249,045       231,390
   230,000     NEW ORLEANS LA SEW SVC REV                              6/1/2010    5.200         232,621       232,576
   500,000     NEW RIVER CNMTY DEV DIST FL CP                          5/1/2013    5.000         498,403       461,410
   215,000     NEW YORK CNTYS TOB TR IV                                6/1/2021    4.250         212,820       202,844
    35,000     NEW YORK N Y PREREFUNDED SER H                         3/15/2029    5.000          36,007        36,203
   360,000     NEW YORK N Y UNREFUNDED SER H                          3/15/2029    5.000         369,458       365,965
   350,000     NEW YORK ST DORM AUTH REVS                              7/1/2019    6.875         378,271       368,344
   750,000     NEW YORK ST MED CARE FACS FIN                          11/1/2020    5.375         767,810       753,300
   500,000     NORMAN OKLA REGL HOSP AUTH REV                          9/1/2024    5.500         509,800       507,010
   250,000     NORTH CAROLINA                                          1/1/2032    5.250         248,632       214,168
   625,000     NORTH CAROLINA MED CARE                                 7/1/2027    5.000         625,168       572,869
   250,000     NORTH CAROLINA MED CARE COMMN                          2/15/2019    5.500         257,017       250,250
   500,000     NORTH CAROLINA MED CARE COMMN                          10/1/2034    5.800         542,704       506,325
   150,000     NORTH CAROLINA MED CARE HLTH                           10/1/2028    5.000         153,533       152,690
   500,000     NORTH CAROLINA MED CARE HLTH                           10/1/2020    5.500         515,167       514,080
 1,300,000     NORTH CAROLINA MED CARE HLTH                           10/1/2035    4.750       1,300,000     1,272,414
   420,000     NORTH CAROLINA MUN PWR AGY                              1/1/2017    5.125         435,181       424,868
   415,000     NORTH CENT TX HLTH FAC DEV                            11/15/2010    7.000         432,915       443,569
 1,000,000     NORTH CENT TX HLTH FAC DEV                             5/15/2017    5.000       1,016,688     1,020,550
   500,000     NORTH HARRIS CNTY TX REGL WTR                         12/15/2032    5.000         516,474       515,530
   750,000     NORTH OAKS MN SR HSG REV                               10/1/2022    5.750         738,999       731,018
   350,000     NORTH RANGE MET DIST NO 1 CO                          12/15/2024    5.000         363,544       305,473
   500,000     NORTHEAST NEB SOLID WASTE COAL                         5/15/2023    4.900         502,191       500,495
   500,000     NORTHERN CA GAS AUTH NO 1                               7/1/2027    4.781         500,000       452,125
   750,000     NORTHRN CA PWR AGY PUB PWR REV                          7/1/2032    5.200         765,230       762,735

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   -----------
   500,000     NORTHERN MARIANA ISLANDS                               10/1/2022    5.000   $     504,603       473,710
   250,000     OAKLAND CA UNI SCH DIST                                 8/1/2024    5.000         259,813       262,450
   100,000     OAKRIDGE COMMUNITY DEVELOPMENT                          5/1/2018    5.250         102,482       102,613
   250,000     OKANOGAN CNTY WASH PUB HOSP                            12/1/2023    5.625         264,500       266,010
   505,000     OKLAHOMA CNTY OK FIN AUTH REV                         11/15/2040    5.000         505,000       491,693
   500,000     OKLAHOMA DEV FIN AUTH HOSP                             12/1/2023    5.125         496,427       505,165
    35,000     OKLAHOMA DEV FIN AUTH REV                              2/15/2029    6.000          36,715        36,092
   250,000     OKLAHOMA DEV FIN AUTH REV                              2/15/2032    5.000         255,120       250,258
   545,000     ORANGE CNTY FL HLTH FACS AUTH                           7/1/2009    4.625         545,000       537,228
   620,000     OREGON ST HEALTH HSG EDL AUTH                         11/15/2026    8.000         646,677       620,558
    30,000     OREGON ST HSG & CMNTY SVCS DEP                          7/1/2022    5.700          30,350        30,285
   495,000     ORLEANS PARISH LA SCH BRD (c)                           2/1/2015    5.526         331,845       342,347
   250,000     PALM BEACH CNTY FL HLTH FACS                          11/15/2017    5.250         250,000       252,015
   450,000     PALM BEACH CNTY FL HLTH FACS                           10/1/2011    5.500         453,811       456,197
   500,000     PALM BEACH CNTY FL HLTH FACS                          11/15/2022    5.375         488,729       487,970
   675,000     PALM BEACH FL HEALTH FACS                             11/15/2029    5.125         684,068       621,635
   225,000     PALO ALTO CNTY IA HOSP REV                              8/1/2024    5.250         228,266       200,788
   355,000     PANTHER TRACE II FL CMNTY DEV                          11/1/2010    5.000         356,337       354,688
   400,000     PAOLI IN BLDG CORP                                     1/15/2032    5.000         405,781       402,128
   680,000     PARKLANDS LEE CMNTY DEV DIST                            5/1/2011    5.125         679,456       650,651
   250,000     PENNSYLVANIA INTRGVRNMNTL COOP                         6/15/2021    5.000         257,357       255,505
   295,000     PENNSYLVANIA ST HIGHER EDL                             1/15/2031    6.000         308,961       315,559
   500,000     PENNSYLVANIA ST HIGHER EDL                             3/15/2030    5.750         516,087       505,100
   600,000     PENNSYLVANIA ST HIGHER EDL                             1/15/2022    6.000         620,889       643,962
    50,000     PENNSYLVANIA ST HIGHER EDL FAC                        11/15/2021    5.875          50,989        50,476
    75,000     PENNSYLVANIA ST HIGHER EDL FAC                        11/15/2016    5.875          79,767        75,836
   235,000     PENNSYLVANIA ST HIGHER EDL FAC                        11/15/2021    5.875         254,306       237,237
   325,000     PENNSYLVANIA ST HIGHER EDL FAC                        11/15/2016    5.875         335,642       328,624
   500,000     PENNSYLVANIA ST HIGHER EDL FAC                         12/1/2018    5.000         515,059       518,320
   500,000     PENNSYLVANIA ST HIGHER EDL FAC                          7/1/2039    4.711         500,000       453,185
   250,000     PHILADELPHIA PA HOSPS & HIGHER                        11/15/2023    6.625         254,146       250,468
   250,000     PHOENIX AZ STR & HWY USER REV                           7/1/2011    6.250         255,552       250,573
   425,000     PIMA CNTY AZ INDL                                       2/1/2015    6.625         425,000       427,350
   200,000     PIMA CNTY AZ INDL DEV                                 12/15/2016    5.250         197,879       201,792
   150,000     PIMA CNTY AZ INDL DEV AUTH                              7/1/2023    5.700         154,571       150,606
   215,000     PIMA CNTY AZ INDL DEV AUTH                              8/1/2012    6.250         215,000       217,412
   250,000     PIMA CNTY AZ INDL DEV AUTH                              6/1/2022    5.000         254,680       235,873
   250,000     PIMA CNTY AZ INDL DEV AUTH                              7/1/2015    5.125         248,829       249,463
   400,000     PIMA CNTY AZ INDL DEV AUTH                             12/1/2017    5.350         400,000       389,928
   465,000     PIMA CNTY AZ INDL DEV AUTH                              6/1/2016    6.000         465,000       473,421
   490,000     PIMA CNTY AZ INDL DEV AUTH                              7/1/2014    4.650         488,630       477,799
   150,000     PIMA CNTY AZ INDL DEV AUTH ED                           7/1/2012    5.000         149,694       151,172
   500,000     PIMA CNTY AZ INDL DEV AUTH ED                           7/1/2022    5.375         506,176       490,630
   850,000     PIMA CNTY AZ INDL DEV AUTH ED                           2/1/2015    7.250         849,870       850,425
   500,000     PINAL CNTY ARIZ CTFS PARTN                             12/1/2026    5.000         504,900       503,175
   500,000     PINAL CNTY AZ INDL DEV AUTH                            10/1/2020    5.250         526,085       488,385
   446,000     PINGREE GROVE VILLAGE IL                                3/1/2015    5.250         442,539       445,309
   225,000     PITT CNTY NC REV                                       12/1/2010    5.375         233,454       237,623
   750,000     PLEASANTS CNTY WV POLL CTL                              5/1/2015    6.150         790,762       775,883
   200,000     PORT AUTHORITY NY & NJ                                 1/15/2032    5.375         202,381       201,204
 2,000,000     PORT EVERGLADES AUTH FL IMPT                            9/1/2016    5.000       2,014,112     2,006,900
   250,000     PORTLAND ME HSG DEV CORP                                8/1/2021    5.700         250,000       253,948
   650,000     PORTLAND ME HSG DEV CORP                                8/1/2015    4.875         650,000       637,072
   500,000     POTTER CNTY PA HOSP AUTH REV                            8/1/2024    6.050         519,755       504,490
   750,000     POTTER CNTY PA HOSP AUTH REV                            8/1/2016    5.950         755,556       755,168
   105,000     PRIVATE COLLEGES & UNIVS AUTH                          10/1/2029    5.375         105,208       101,465
   250,000     PRIVATE COLLEGES&UNIVS AUTH GA                         10/1/2014    5.250         257,831       254,185
   250,000     PROVO UT CHARTER SCH REV                               6/15/2037    5.500         250,000       225,350
   450,000     PUERTO RICO COMWLTH HWY                                 7/1/2045    4.591         450,000       396,059
   500,000     PUERTO RICO ELEC                                        7/1/2025    4.741         500,000       451,860
   500,000     PUERTO RICO SALES TAX FING                              8/1/2057    4.061         500,000       458,505
   750,000     QUAIL CREEK CMNTY FACS DIST                            7/15/2016    5.150         750,000       739,860
   300,000     QUINAULT INDIAN NATION WA                              12/1/2015    5.800         307,074       296,523
   400,000     RENO NV HOSP REV                                        6/1/2032    5.250         415,322       394,296
   750,000     RENO SPARKS INDIAN COLONY NV                            6/1/2021    5.000         768,039       749,243
   250,000     RHODE ISLAND ST HLTH & ED BLDG                         5/15/2026    5.250         256,004       254,590
   500,000     RICHARDSON TX HOSP AUTH REV                            12/1/2028    5.625         516,081       493,980
   350,000     RIVERSIDE MO INDL DEV AUTH                              5/1/2027    4.500         347,857       310,772

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   -----------
   500,000     RIVERSIDE MO INDL DEV AUTH                              5/1/2020    5.000   $     503,175       489,830
   250,000     RIVERWOOD ESTATES CMNTY DEV                             5/1/2013    5.000         250,000       231,973
 1,000,000     ROCKPORT IN POLLUTION CTL REV                           6/1/2025    4.625       1,000,625       978,890
   500,000     SACRAMENTO CNTY CA CTFS PARTN                          10/1/2027    4.750         500,466       500,420
   250,000     SACRAMENTO CNTY CA SANTN DIST                          12/1/2035    4.066         250,000       226,970
   350,000     SACRAMENTO CNTY CA WTR FINGAU                           6/1/2039    4.631         350,000       310,076
   250,000     SAGINAW MI HOSP FIN AUTH REV                            7/1/2030    6.500         266,884       265,428
 1,750,000     SAN BERNARDINO CNTY CA CTFS                             8/1/2028    5.000       1,799,600     1,765,173
   145,000     SAN DIEGO CA PUB FACS FING                             5/15/2025    5.000         145,425       145,155
   200,000     SAN DIEGO CA PUB FACS FING                             5/15/2025    5.000         202,261       200,214
   600,000     SAN JOAQUIN HILLS CA TRNS TOLL                         1/15/2030    5.250         610,193       606,696
   250,000     SANTA CLARA CA REDEV TAX ALLOC                          6/1/2015    5.000         252,280       252,045
   500,000     SARASOTA CNTY FL HEALTH FACS                            1/1/2027    5.500         509,226       463,345
   250,000     SARASOTA NATL CMNTY DEV DIS FL                          5/1/2039    5.300         248,144       196,163
   410,000     SAYRE PA HLTH CARE FACS AUTH (b)                       12/1/2031    5.875         432,058       423,555
 1,000,000     SCAGO EDL                                              12/1/2021    5.000       1,051,339       999,960
 1,000,000     SCAGO EDL FACS CORP                                    12/1/2026    5.000       1,051,339     1,041,200
   750,000     SCRANTON PENN PKG                                       6/1/2027    5.250         761,070       753,285
   200,000     SEMINOLE TRIBE FL SPL OBLIG                            10/1/2022    5.750         207,551       200,512
   500,000     SEMINOLE TRIBE FL SPL OBLIG RE                         10/1/2024    5.500         506,772       481,165
   250,000     SENECA NATION INDIANS CAP                              12/1/2023    5.000         248,630       223,283
   150,000     SHELBY CNTY TN HLTH EDL & HSG (b)                       1/1/2019    5.350         134,966        45,432
   500,000     SHELBY CNTY TN HLTH EDL & HSG                           9/1/2026    5.625         496,265       476,645
   500,000     SHELBY CNTY TN HLTH EDL & HSG                           9/1/2011    4.900         500,000       491,000
   625,000     SHELBY CNTY TN HLTH EDL & HSG (b)                       1/1/2029    5.550         556,863       185,281
   750,000     SHELBY CNTY TN HLTH EDL & HSG                           9/1/2016    5.250         744,824       733,365
   250,000     SKAGIT CNTY WA                                         12/1/2008    4.650         250,770       251,633
   500,000     SKAGIT CNTY WASH PUB HOSP                              12/1/2025    5.625         517,822       500,725
 1,000,000     SKOWHEGAN ME POLLUTN                                   11/1/2013    5.900       1,000,000     1,002,250
   250,000     SOUTH CAROLINA JOBS ECON DEV                          11/15/2030    5.625         253,996       254,343
   500,000     SOUTH CAROLINA JOBS ECON DEV                            4/1/2024    5.000         513,779       482,960
   750,000     SOUTH CAROLINA JOBS ECON DEV                            4/1/2027    5.000         750,000       750,000
   500,000     SOUTH CAROLINA JOBS ECONOMIC                          11/15/2027    6.000         504,598       469,105
   695,000     SOUTH CAROLINA JOBS ECONOMIC                           11/1/2010    4.650         695,000       677,604
   750,000     SOUTH CAROLINA JOBS ECONOMIC                            5/1/2011    5.000         750,000       733,763
   750,000     SOUTH CAROLINA JOBS ECONOMIC                          11/15/2042    5.150         750,000       733,238
 1,000,000     SOUTH COAST CONSERVANCY DIST                            1/1/2028    5.250         993,802     1,055,760
   600,000     SOUTH DAKOTA ST HEALTH                                  7/1/2030    3.770         600,000       600,000
   250,000     SOUTH DAKOTA ST HEALTH & EDL                           11/1/2034    5.250         259,743       253,345
   375,000     SOUTH DAKTA ST HEATH & EDL FAC                          7/1/2024    3.770         375,000       375,000
   170,000     SOUTH LAKE CNTY HOSP DIST FL                           10/1/2022    6.000         176,531       174,993
    85,000     SOUTH LAKE CNTY HOSP DIST FLA                          10/1/2008    4.250          84,969        84,912
   640,000     SOUTH LAKE CNTY HOSP FL                                10/1/2013    5.500         640,022       671,034
   300,000     SOUTHERN MN MUN PWR AGY SUPPLY                          1/1/2013    1.850         300,000       294,828
   250,000     SOUTHWESTERN IL DEV AUTH REV                           8/15/2015    5.375         258,423       254,773
   250,000     SOUTHWESTERN IL DEV AUTH REV                           11/1/2026    5.625         248,185       239,213
 1,500,000     SOUTHWESTERN IL DEV AUTH REV                           8/15/2029    5.625       1,540,959     1,502,325
   165,000     SOUTHWESTERN ILL DEV AUTH REV                           4/1/2010    6.000         163,485       161,882
 1,025,000     ST JOHN BAPTIST PARISH LA REV                           6/1/2037    5.125       1,025,000       985,097
   250,000     ST JOHNS CNTY FL INDL DEV                              10/1/2017    5.000         250,000       231,550
   400,000     ST JOSEPH CNTY IND ECONOMIC                            5/15/2014    5.750         409,595       394,944
   500,000     ST JOSEPH MO INDL DEV AUTH TAX                         11/1/2023    5.375         496,011       467,090
 1,000,000     ST JOSEPH MO INDL DEV AUTH TAX                         11/1/2019    5.100         986,840       942,950
   500,000     ST JOSHEP CNTY IN HOSP AUTH                            2/15/2028    5.250         511,885       465,535
   800,000     ST LOUIS CNTY MO HSG AUTH (b)                          11/1/2014    8.500         800,000       382,000
   250,000     ST LOUIS CNTY MO INDL DEV                               9/1/2021    5.375         255,366       241,073
   250,000     ST LOUIS CNTY MO INDL DEV AUTH                        11/15/2022    5.000         253,927       222,898
 1,000,000     ST LOUIS CNTY MO INDL DEV AUTH                         12/1/2027    5.370       1,000,000       993,840
   480,000     ST LOUIS MO INDL DEV AUTH TAX                           5/1/2026    5.125         477,106       443,683
   525,000     ST PAUL MN HSG & REDEV HOSP                           11/15/2014    5.250         537,111       528,428
   249,676     ST TAMMANY PARISH LA FIN AUTH                          12/1/2039    5.250         255,818       259,915
   215,000     STERLING HILL CMNTY DEV DIST                           11/1/2010    5.500         214,444       214,521
   300,000     STERLING HILL CMNTY DEV DIST                            5/1/2011    5.100         300,000       286,230
   500,000     STONEYBROOK SOUTH CMNTY DEV FL                         11/1/2015    5.450         498,214       456,495
   500,000     SULLIVAN CNTY TN HEALTH EDL                             9/1/2036    5.250         516,736       473,420
   135,000     SUMMIT ACADEMY NORTH MI PUB                             7/1/2009    6.250         135,972       140,651
   445,000     SUMMIT ACADEMY NORTH MI PUB                            11/1/2011    4.750         445,138       437,408
    83,000     SUNDANCE CMNTY FACS DIST AZ                             7/1/2008    5.000          83,000        83,055

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   -----------
   500,000     TANGIPAH0A PARISH LA HOSP SVC                           2/1/2015    5.375   $     522,852       527,380
   750,000     TARRANT CNTY TX CLUTURAL ED                           11/15/2036    6.000         773,120       726,465
   250,000     TARRANT CNTY TX CULTURAL ED                            2/15/2013    5.000         249,660       242,465
 1,000,000     TARRANT CNTY TX CULTURAL ED                           11/15/2026    6.000       1,037,771       983,850
   250,000     TEXAS MUN GAS ACQUISITION                             12/15/2026    4.794         250,000       225,563
   250,000     TEXAS MUN GAS CORP                                    12/15/2026    4.761         250,000       220,078
    90,000     TEXAS ST AFFORDABLE HSG CORP                           10/1/2008    4.100          90,000        90,086
   500,000     TEXAS ST PUB FIN AUTH CHARTER                           9/1/2018    5.500         500,000       490,285
   800,000     TEXAS STUDENT HSG AUTH REV (b)                          1/1/2033   11.000         800,000        19,600
 1,500,000     TISONS LANDING CMNTY DEV DIST                          11/1/2011    5.000       1,499,193     1,412,250
   475,000     TOB SECURITIZATION AUTH NORTH                           6/1/2023    4.750         462,338       452,262
   300,000     TOBACCO SETTLEMENT FING CO NJ                           6/1/2015    5.000         309,917       303,414
   750,000     TOBACCO SETTLEMENT FING CORP                            6/1/2011    5.000         751,281       750,998
 1,025,000     TOBACCO SETTLEMENT REV MGMT                            5/15/2022    6.000       1,058,994     1,045,838
   425,000     TODD CREEK FARMS MET DIST NO 1                         12/1/2009    4.750         423,076       417,410
   250,000     TOLEDO LUCAS CNTY OH PORT AUTH                         12/1/2035    5.375         257,955       239,880
   750,000     TOLOMATO CMNTY DEV DIST FL                              5/1/2017    6.375         750,000       740,858
 2,000,000     TRAVIS CNTY TX HEALTH FACS DEV                        11/15/2035    4.750       2,000,000     1,958,440
   840,000     TRAVIS CNTY TX HSG FIN CORP (b)                         6/1/2035    9.250         840,000       319,040
   500,000     TWIN VALLEY PUB PWR RV                                 9/15/2022    5.250         510,201       500,685
   350,000     TYLER TX HEALTH FACS DEV CORP                          11/1/2037    5.375         347,555       322,256
   855,000     TYLER TX HEALTH FACS DEV CORP                          11/1/2027    5.375         896,486       886,481
 1,000,000     TYLER TX HEALTH FACS DEV CORP                           7/1/2009    6.600       1,006,200     1,015,980
   500,000     ULSTER CNTY N Y INDL                                   9/15/2013    5.100         496,315       488,225
   500,000     ULSTER CNTY N Y INDL                                   9/15/2016    5.250         493,111       481,200
   200,000     UNIVERSITY CITY MO INDL DEV AU                        12/20/2030    6.000         211,166       200,164
   671,000     UTAH ASSOCIATED MUNI POWER SYS                          5/1/2022    4.750         671,000       626,868
   320,000     UTAH CNTY UT HOSP REV                                  8/15/2026    5.250         324,618       323,750
   250,000     UTAH ST CHARTER SCH FIN AUTH                           6/15/2017    5.125         250,000       247,870
   750,000     VALLEY AL SPL CARE FACS FING                           11/1/2011    5.450         764,044       761,363
 1,220,000     VERANO CTR CMNTY DEV DIST FL                           11/1/2012    5.000       1,220,000     1,094,682
   300,000     VERRADO CMNTY FACS DIST NO 1                           7/15/2013    6.000         300,000       314,424
   300,000     VIGO CNTY IN HOSP AUTH REV                              9/1/2027    5.500         296,779       278,544
 2,000,000     VIRGINIA ST HSG DEV AUTH                                7/1/2036    5.375       2,094,507     2,031,180
   250,000     VISTANCIA CMNTY FACS DIST AZ                           7/15/2008    4.150         250,000       249,950
   350,000     WASHINGTON CNTY IA HOSP REV                             7/1/2017    5.250         349,730       358,554
   575,000     WASHINGTON CNTY OK MED AUTH                            11/1/2010    5.500         584,572       578,887
   145,000     WASHINGTON CNTY PA AUTH REV                            12/1/2029    6.150         153,864       145,251
   500,000     WASHINGTON ST                                           7/1/2022    5.000         515,700       519,655
   650,000     WASHINGTON ST HSG FIN COMMN                             1/1/2013    5.100         650,000       644,215
 1,150,000     WASHINGTON ST HSG FIN COMMN                             1/1/2017    5.250       1,145,836     1,128,610
   500,000     WATERS EDGE CMNTY DEV DIST                             11/1/2012    5.000         500,213       466,420
   500,000     WATERSET NORTH CMNTY DEV DIST                          11/1/2015    6.550         498,457       490,220
   605,000     WATSON RD CMNTY FACS DIST AZ                            7/1/2008    4.600         605,286       603,639
   750,000     WEATHERFORD HOSP AUTH OK REV                            5/1/2016    6.000         767,520       747,983
   125,000     WELD CNTY CO CTFS PARTN                               12/15/2019    5.125         127,719       126,131
   250,000     WEST VLGS IMPT DIST FLA REV                             5/1/2037    5.500         250,000       207,400
 1,000,000     WESTERN GENERATION AGY OR                               1/1/2021    5.000       1,011,162       930,690
   200,000     WESTPARK CMNTY FACS DIST AZ                            7/15/2016    4.900         200,000       193,504
   500,000     WHITEHOUSE TX INDPT SCH DIST (c)                       2/15/2025    4.650         227,643       207,880
    60,000     WHITMORE LAKE MI PUB SCH DIST                           5/1/2028    5.000          62,157        61,680
   500,000     WI ST HEALTH EDL FACS                                   6/1/2028    5.700         520,189       476,180
   145,000     WICHITA KS HOSP REV                                   11/15/2024    6.250         151,994       151,405
   255,000     WILL CNTY IL SPL ED JT                                  1/1/2021    5.500         265,677       269,344
   500,000     WINKLER COUNTY TX                                      2/15/2031    5.250         516,599       493,380
   460,000     WISCONSIN HEALTH & EDL FACS                            8/15/2016    4.600         458,685       457,682
 1,000,000     WISCONSIN HEALTH & EDL FACS                            12/1/2034    4.750       1,000,000       993,560
   250,000     WISCONSIN ST HEALTH & EDL                             11/15/2032    6.000         268,991       247,590
   225,000     WISCONSIN ST HEALTH & EDL FACS                        11/15/2023    6.000         240,459       228,015
   250,000     WISCONSIN ST HEALTH & EDL FACS                          3/1/2015    4.650         250,000       245,433
   250,000     WISCONSIN ST HEALTH & EDL FACS                         2/15/2034    5.375         255,744       240,160
   250,000     WISCONSIN ST HEALTH & EDL FACS                         10/1/2013    4.500         248,742       249,608
   350,000     WISCONSIN ST HEALTH & EDL FACS                          7/1/2021    6.000         359,866       363,384
   350,000     WISCONSIN ST HEALTH & EDL FACS                         5/15/2029    5.125         361,150       328,787
   400,000     WISCONSIN ST HEALTH & EDL FACS                          9/1/2015    5.000         400,000       376,140
   450,000     WISCONSIN ST HEALTH & EDL FACS                          7/1/2017    6.000         463,122       470,822
   500,000     WISCONSIN ST HEALTH & EDL FACS                          7/1/2026    5.000         505,528       471,480
 1,050,000     WOODHILL PUB FAC CORP TEX                              12/1/2015    7.250       1,037,508     1,020,768

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

                                                                                                                          Percent
                                                                      Maturity    Coupon                      Fair           of
Par/Shares                          Security                            date       rate         Cost        value (a)    net assets
----------   -----------------------------------------------------   ----------   ------   -------------   -----------   ----------
   250,000     YORK CNTY PA INDL DEV AUTH REV                         10/1/2019    6.450   $     250,000       250,640
   250,000     YUBA CTY CL REDEV AGY TAX ALLO                          9/1/2027    5.125         255,236       249,123
   400,000     ZEPHYR RIDGE CMNTY DEV DIST FL                          5/1/2013    5.250         400,816       373,372
                                                                                           -------------   -----------
                                                                                             325,055,024   313,940,202        93.05%
             Cash equivalents:
 6,085,332     SSGA TAX FREE MONEY MARKET FUND, current rate 3.31%                             6,085,332     6,085,332         1.80%
                                                                                           -------------   -----------   ----------
               Grand total (d)                                                             $ 351,982,642   340,023,399       100.78%
                                                                                           =============   ===========   ==========

Notes to schedule of investments:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At December 31, 2007, the cost for federal income tax purposes was $351,982,642. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

               Gross unrealized appreciation                      $   1,141,528
               Gross unrealized depreciation                        (13,100,770)
                                                                  -------------
                  Net unrealized depreciation                     $ (11,959,243)
                                                                  =============

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                       Geographical diversification                     Percent
               -------------------------------------------              -------
               Illinois                                                    9.29%
               Texas                                                       9.32
               Florida                                                     8.76
               California                                                  5.63
               Pennsylvania                                                3.85
               Louisana                                                    3.78
               Arizona                                                     3.45
               South Carolina                                              3.28
               Montana                                                     3.25
               Indiana                                                     2.78
               Michigan                                                    2.53
               Other                                                      44.08
                                                                        -------
                                                                         100.00%
                                                                        =======

See accompanying notes to financial statements.                      (Continued)

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                                December 31, 2007

--------------------------------------------------------------------------------
            Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents and other assets/liabilities                                 2%

Insured bonds                                                                16%

General Obligation Bonds                                                      2%

Multi-Family Housing Bonds                                                   18%

Education Bonds                                                               9%

Insured General Obligation Bonds                                              3%

Hospital Bonds                                                               18%

Public Utility Bonds                                                          1%

Industrial Revenue Bonds                                                      6%

Public Housing Bonds                                                          2%

Escrow Bonds                                                                  2%

Other                                                                        21%
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                                   FORM N-CSR

Item 2 Code of Ethics (annual report only)

      a) As of the end of the period covered by this report, the Trustees of the Clearwater Investment Trust have adopted a code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

      b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

                  1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

                  2. Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

                  3. Compliance with applicable governmental laws, rules, and regulations;

                  4. The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code' and

                  5.    Accountability for adherence to the code.

      c) During the period covered by this report no amendment has been made to the Trust's code of ethics referred to in (a) above.

      d) During the period covered by this report, the Trustees have granted no waivers, including implicit waivers, from any provisions of the Trust's code of ethics referred to in (a) above.

      e)    Not applicable.

      f)    See Item 12(a).

Item 3 Audit Committee Financial Expert (annual report only)

      The Board of Trustees of the Clearwater Investment Trust consists of five members, four of whom are Independent Trustees as defined by the Investment Company Act of 1940. The Board of Trustees does not include an "audit committee financial expert" as defined by Section 407 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. Given the restrictive nature of the definition of an "audit committee financial expert", the Trustees have determined that the Trust's investor constituency is highly unlikely to include anyone meeting that definition. Furthermore, the Trustees have determined that given the nature of investment company financial statements in general and the investment policies of the Trust's fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4 Principal Accountant Fees and Services (annual report only) (accrual basis)

      a)    Audit Fees           2007 = $75,650   2006 = $72,125
      b)    Audit-Related Fees   2007 = None      2006 = None
      c)    Tax Fees             2007 = None      2006 = None
      d)    All Other Fees       2007 = None      2006 = None
      e)

            1. The Independent Trustees have not adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph
                  (c)(7) of Rule 2-01 of Regulation S-X, as they require that all such proposed services be approved by them in advance.

            2. No services were pre-approved by the Independent Trustees pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      f)    Not applicable.

      g)    Non-Audit Related Fees Provided to the Trust or to the Trust's
            Investment Adviser 2007 = $4,325       2006 = $4,125

      h) The Trust's Principal Accountant provides the examination required by Rule 206(4)-2(a)(3)(ii) regarding the custody and safekeeping of client funds and securities. These fees were pre-approved by the Trust's audit committee.

Item 5 Audit Committee of Listed Registrants (annual report only)

      Not applicable.

Item 6 Schedule of Investments (annual and semi-annual report)

      See Item 1.

Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 8 Portfolio Managers of Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable (the Trust is an open-end Management Investment Company)

Item 10 Submission of Matters to a Vote of Security Holders

      There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11 Controls and Procedures

      a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      b) There have been no significant changes in the Trust's internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12 Exhibits

      a) The Clearwater Investment Trust Code of Ethics for the President, Treasurer and Principal Accounting Officer is attached.

      b) The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

      c) No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Clearwater Investment Trust

              /s/George H. Weyerhaeuser, Jr.
              ------------------------------

              George H. Weyerhaeuser, Jr.
              Chairman

Date:         March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              /s/George H. Weyerhaeuser, Jr.
              ------------------------------

              George H. Weyerhaeuser, Jr.
              Chairman

Date:         March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              /s/George H. Weyerhaeuser, Jr.
              ------------------------------

              George H. Weyerhaeuser, Jr.
              Treasurer

Date:         March 7, 2008